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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08786


                            Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                    Pioneer Oakridge Large Cap Growth VCT
                Schedule of Investments  3/31/07 (unaudited)

Shares                                                               Value

           COMMON STOCKS - 96.7 %
           Energy - 4.5 %
           Oil & Gas Equipment & Services - 2.0 %
8,190      Schlumberger, Ltd.                                     $  565,929
           Oil & Gas Exploration & Production - 2.5 %
12,970     XTO Energy, Inc.                                       $  710,886
           Total Energy                                           $1,276,815
           Materials - 1.5 %
           Specialty Chemicals - 1.5 %
10,105     Ecolab, Inc.                                           $  434,515
           Total Materials                                        $  434,515
           Capital Goods - 10.7 %
           Aerospace & Defense - 5.1 %
7,665      Precision Castparts Corp.                              $  797,543
9,955      United Technologies Corp.                                 647,075
                                                                  $1,444,618
           Industrial Conglomerates - 3.4 %
27,265     General Electric Co.                                   $  964,090
           Industrial Machinery - 2.2 %
8,805      Danaher Corp.                                          $  629,117
           Total Capital Goods                                    $3,037,825
           Transportation - 1.8 %
           Air Freight & Couriers - 1.8 %
4,790      FedEx Corp.                                            $  514,590
           Total Transportation                                   $  514,590
           Consumer Durables & Apparel - 2.9 %
           Apparel, Accessories & Luxury Goods - 2.9 %
16,685     Coach, Inc. *                                          $  835,084
           Total Consumer Durables & Apparel                      $  835,084
           Consumer Services - 4.2 %
           Casinos & Gaming - 2.1 %
7,060      Harrah's Entertainment, Inc.                           $  596,217
           Hotels, Resorts & Cruise Lines - 2.1 %
12,135     Marriott International, Inc.                           $  594,130
           Total Consumer Services                                $1,190,347
           Media - 4.1 %
           Broadcasting & Cable TV - 1.9 %
21,267     Comcast Corp. *                                        $  551,879
           Movies & Entertainment - 2.2 %
26,345     News Corp., Inc.                                       $  609,096
           Total Media                                            $1,160,975
           Retailing - 6.7 %
           Computer & Electronics Retail - 1.7 %
9,865      Best Buy Co., Inc.                                     $  480,623
           General Merchandise Stores - 2.0 %
9,480      Target Corp.                                           $  561,785
           Specialty Stores - 3.0 %
33,047     Staples, Inc.                                          $  853,934
           Total Retailing                                        $1,896,342
           Food & Drug Retailing - 1.9 %
           Drug Retail - 1.9 %
12,070     Walgreen Co.                                           $  553,892
           Total Food & Drug Retailing                            $  553,892
           Food, Beverage & Tobacco - 2.1 %
           Soft Drinks - 2.1 %
9,370      PepsiCo, Inc.                                          $  595,557
           Total Food, Beverage & Tobacco                         $  595,557
           Household & Personal Products - 2.5 %
           Household Products - 2.5 %
11,160     Procter & Gamble Co.                                   $  704,866
           Total Household & Personal Products                    $  704,866
           Health Care Equipment & Services - 3.7 %
           Health Care Equipment - 3.7 %
9,445      Medtronic, Inc.                                        $  463,372
6,925      Zimmer Holdings, Inc. *                                   591,464
                                                                  $1,054,836
           Total Health Care Equipment & Services                 $1,054,836
           Pharmaceuticals & Biotechnology - 9.9 %
           Biotechnology - 4.3 %
8,535      Amgen, Inc. *                                          $  476,936
9,115      Genentech, Inc. *                                         748,524
                                                                  $1,225,460
           Pharmaceuticals - 5.6 %
11,140     Abbott Laboratories                                    $  621,612
4,085      Allergan, Inc.                                            452,700
9,475      Novartis AG (A.D.R.)                                      517,619
                                                                  $1,591,931
           Total Pharmaceuticals & Biotechnology                  $2,817,391
           Banks - 2.4 %
           Diversified Banks - 2.4 %
19,885     U.S. Bancorp                                           $  695,378
           Total Banks                                            $  695,378
           Diversified Financials - 6.4 %
           Asset Management & Custody Banks - 1.7 %
22,565     Amvescap Plc (A.D.R.) *                                $  498,687
           Consumer Finance - 1.8 %
8,930      American Express Co.                                   $  503,652
           Investment Banking & Brokerage - 2.0 %
31,055     Charles Schwab Corp.                                   $  567,996
           Specialized Finance - 0.9 %
2,135      IntercontinentalExchange, Inc. *                       $  260,918
           Total Diversified Financials                           $1,831,253
           Insurance - 1.9 %
           Life & Health Insurance - 1.9 %
11,770     Aflac, Inc.                                            $  553,896
           Total Insurance                                        $  553,896
           Software & Services - 16.0 %
           Application Software - 1.1 %
7,150      Adobe Systems, Inc. *                                  $  298,155
           Data Processing & Outsourced Services - 2.8 %
10,200     Iron Mountain, Inc. *                                  $  266,526
14,310     Paychex, Inc.                                             541,920
                                                                  $  808,446
           Home Entertainment Software - 1.9 %
10,665     Electronic Arts, Inc. *                                $  537,089
           Internet Software & Services - 2.6 %
1,624      Google, Inc. *                                         $  744,052
           IT Consulting & Other Services - 4.2 %
13,620     Cognizant Tech Solutions Corp. *                       $1,202,237
           Systems Software - 3.3 %
34,050     Microsoft Corp.                                        $  948,974
           Total Software & Services                              $4,538,953
           Technology Hardware & Equipment - 9.5 %
           Communications Equipment - 7.3 %
32,505     Cisco Systems, Inc. *                                  $  829,853
20,130     Corning, Inc. *                                           457,756
18,675     Qualcomm, Inc.                                            796,676
                                                                  $2,084,285
           Computer Hardware - 2.2 %
6,640      Apple, Inc. *                                          $  616,922
           Total Technology Hardware & Equipment                  $2,701,207
           Semiconductors - 3.8 %
           Semiconductors - 3.8 %
15,150     Microchip Technology                                   $  538,280
18,405     Texas Instruments, Inc.                                   553,991
                                                                  $1,092,271
           Total Semiconductors                                   $1,092,271
           TOTAL COMMON STOCKS
           (Cost  $24,395,703)                                    $27,485,993
           TOTAL INVESTMENT IN SECURITIES - 96.7%
           (Cost  $24,395,703)(a)                                 $27,485,993
           OTHER ASSETS AND LIABILITIES - 3.3%                    $  945,353
           TOTAL NET ASSETS - 100.0%                              $28,431,346

         * Non-income producing security.

     (A.D.RAmerican Depositary Receipt

       (a) At March 31, 2007, the net unrealized gain on investments based on cos

           Aggregate gross unrealized gain for all investments in w $ 3,298,080

           Aggregate gross unrealized loss for all investments in w
(274,171)

           Net unrealized gain                                      $ 3,023,909

                          Pioneer Bond VCT Portfolio
                 Schedule of Investments  3/31/07 (unaudited)


Shares                                                                  Value

          ASSET BACKED SECURITIES - 3.4 %
          Banks - 1.3 %
          Thrifts & Mortgage Finance - 1.3 %
350,000   GMAC Commercial Mortgage Securities, Inc., 4.864%, 12/10/41$ 340,596
 69,455   Taganka Car Loan Finance Plc, 6.32%, 11/14/13 (144A)(b)       69,455
                                                                     $ 410,051
          Total Banks                                                $ 410,051
          Diversified Financials - 0.5 %
          Diversified Financial Services - 0.5 %
 88,211   Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)          $  87,756
 72,128   Power Receivables Finance, 6.29%, 1/1/12 (144A)               72,870
                                                                     $ 160,626
          Total Diversified Financials                               $ 160,626
          Utilities - 1.5 %
          Electric Utilities - 1.5 %
118,279   FPL Energy National Wind, 6.125%, 3/25/19 (144A)           $ 115,255
186,120   FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)              188,912
153,790   Tenaska Alabama, 7.0%, 6/30/21 (144A)                        154,769
                                                                     $ 458,936
          Total Utilities                                            $ 458,936
          TOTAL ASSET BACKED SECURITIES
          (Cost  $1,035,357)                                         $1,029,613

          COLLATERALIZED MORTGAGE OBLIGATIONS - 4.8 %
          Banks - 2.9 %
          Thrifts & Mortgage Finance - 2.9 %
160,000   Banc of America Commercial Mortgage, Inc., 4.877%, 7/10/42 $ 156,044
250,000   SASC 2007 BHC1 A1, 5.70%, 12/18/49 (b)                       251,260
 60,000   SBA CMBS Trust, 6.709%, 11/15/36                              60,342
 40,000   T SRA R 2006-1 B, 5.7467%, 10/15/36                           40,553
400,000   Wachovia Bank Commercial Mortgage Trust, 4.803%, 10/15/41    388,024
                                                                     $ 896,223
          Total Banks                                                $ 896,223
          Diversified Financials - 1.6 %
          Diversified Financial Services - 1.6 %
 66,184   RALI 2005-QA10 A41, 5.7412%, 9/25/35                       $  66,280
450,000   Tower 2004-2A F, 6.376%, 12/15/14                            435,680
                                                                     $ 501,960
          Total Diversified Financials                               $ 501,960
          Government - 0.2 %
          Government - 0.2 %
 70,246   Freddie Mac, 6.1%, 9/15/18                                 $  70,602
          Total Government                                           $  70,602
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
          (Cost  $1,486,495)                                         $1,468,785

          CORPORATE BONDS - 21.4 %
          Energy - 3.2 %
          Integrated Oil & Gas - 1.1 %
215,000   Petro-Canada, 4.0%, 7/15/13                                $ 197,301
140,000   USX Corp., 6.85%, 3/1/08                                     141,643
                                                                     $ 338,944
          Oil & Gas Equipment & Services - 0.4 %
125,000   Holly Energy Partners LP, 6.25%, 3/1/15                    $ 119,375
          Oil & Gas Exploration & Production - 1.5 %
370,000   Pemex Project Funding Master, 9.125%, 10/13/10             $ 414,215
 50,400   Ras Laffan Liquid Natural Gas, 3.437%, 9/15/09 (144A)         49,474
                                                                     $ 463,689
          Oil & Gas Refining & Marketing - 0.2 %
 50,000   Boardwalk Pipelines LLC, 5.5%, 2/1/17                      $  48,957
          Total Energy                                               $ 970,965
          Materials - 3.0 %
          Aluminum - 1.0 %
285,000   Novelis, Inc., 7.25%, 2/15/15                              $ 301,388
          Commodity Chemicals - 0.7 %
 80,000   Invista, 9.25%, 5/1/12 (144A)                              $  85,200
135,000   Nova Chemicals, Ltd., 6.5%, 1/15/12                          128,588
                                                                     $ 213,788
          Fertilizers & Agricultural Chemicals - 0.7 %
220,000   Potash Corp. Saskatchewan, 4.875%, 3/1/13                  $ 213,025
          Paper Products - 0.6 %
225,000   Abitibi-Consolidated, Inc., 6.0%, 6/20/13                  $ 191,250
          Total Materials                                            $ 919,451
          Capital Goods - 2.0 %
          Aerospace & Defense - 0.6 %
190,000   Boeing Co., 5.125%, 2/15/13                                $ 190,512
          Electrical Component & Equipment - 0.2 %
 54,857   Orcal Geothermal, 6.21%, 12/30/20 (144A)                   $  55,048
          Trading Companies & Distributors - 1.2 %
245,000   Glencore Funding LLC, 6.0%, 4/15/14 (144A)                 $ 242,842
145,000   Noble Group, Ltd., 6.625%, 3/17/15 (144A)                    136,669
                                                                     $ 379,511
          Total Capital Goods                                        $ 625,071
          Consumer Services - 0.5 %
          Casinos & Gaming - 0.2 %
 70,000   Station Casinos, Inc., 6.625%, 3/15/18                     $  62,300
          Education Services - 0.3 %
100,000   President & Fellows of Harvard, 6.3%, 10/1/37              $ 105,188
          Total Consumer Services                                    $ 167,488
          Media - 0.4 %
          Broadcasting & Cable TV - 0.4 %
135,000   Comcast Corp., 5.3%, 1/15/14                               $ 133,177
          Total Media                                                $ 133,177
          Food, Beverage & Tobacco - 2.8 %
          Brewers - 0.9 %
280,000   Miller Brewing Co., 5.5%, 8/15/13 (144A)                   $ 279,790
          Packaged Foods & Meats - 1.0 %
280,000   Unilever Capital Corp., 7.125%, 11/1/10                    $ 297,466
          Soft Drinks - 0.9 %
280,000   Bottling Group LLC, 5.0%, 11/15/13                         $ 275,687
          Total Food, Beverage & Tobacco                             $ 852,943
          Banks - 0.5 %
          Diversified Banks - 0.5 %
100,000   TNK-BP Finance SA, 6.625%, 3/20/17 (144A)                  $  99,250
 65,000   TNK-BP Finance SA, 7.5%, 7/18/16 (144A)                       68,575
                                                                     $ 167,825
          Total Banks                                                $ 167,825
          Diversified Financials - 1.4 %
          Consumer Finance - 1.3 %
415,000   SLM Corp., 4.0%, 7/25/14 (b)                               $ 382,319
          Specialized Finance - 0.1 %
 40,000   NSG HOLDINGS, LLC, 7.75%, 12/15/25 (144A)                  $  41,800
          Total Diversified Financials                               $ 424,119
          Insurance - 3.6 %
          Life & Health Insurance - 0.5 %
160,000   Presidential Life Corp., 7.875%, 2/15/09                   $ 161,600
          Multi-Line Insurance - 0.7 %
130,000   Hanover Insurance Group, 7.625%, 10/15/25                  $ 139,612
 60,000   Liberty Mutual Group, 7.0%, 3/15/37 (144A)                    59,155
                                                                     $ 198,767
          Property & Casualty Insurance - 1.7 %
250,000   Kingsway America, Inc., 7.5%, 2/1/14                       $ 258,172
250,000   Ohio Casualty Corp., 7.3%, 6/15/14                           267,913
                                                                     $ 526,085
          Reinsurance - 0.7 %
200,000   Platinum Underwriters Holding, 7.50%, 6/1/17               $ 211,627
          Total Insurance                                            $1,098,079
          Real Estate - 2.0 %
          Real Estate Investment Trusts - 2.0 %
250,000   Health Care, Inc., 6.0%, 11/15/13                          $ 253,223
250,000   Hospitality Properties Trust, 5.125%, 2/15/15                240,118
 50,000   Trustreet Properties, Inc., 7.5%, 4/1/15                      54,463
 70,000   Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)            73,325
                                                                     $ 621,129
          Total Real Estate                                          $ 621,129
          Semiconductors - 0.5 %
          Semiconductors - 0.5 %
155,000   Chartered Semiconductor, 6.375%, 8/3/15 (c)                $ 158,344
          Total Semiconductors                                       $ 158,344
          Telecommunication Services - 0.0 %
          Integrated Telecommunication Services - 0.0 %
 10,000   Telecom Italia Capital, 4.875%, 10/1/10                    $   9,843
          Total Telecommunication Services                           $   9,843
          Utilities - 1.2 %
          Electric Utilities - 1.0 %
106,591   Crocket Cogeneration, 5.869%, 3/30/25 (144A)               $ 103,833
 85,000   Entergy Gulf States, 5.7%, 6/1/15                             83,660
140,000   Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)             136,851
                                                                     $ 324,344
          Gas Utilities - 0.2 %
 55,000   Southern Union Co., 7.2%, 11/1/66                          $  55,443
          Total Utilities                                            $ 379,787
          TOTAL CORPORATE BONDS
          (Cost  $6,532,049)                                         $6,528,221

          U.S. GOVERNMENT & AGENCY OBLIGATIONS - 69.0 %
838,094   Federal Home Loan Bank, 6.0%, 4/15/32                      $ 855,456
990,137   Federal Home Loan Mortgage Corp., 4.5%, 5/1/35               931,157
515,682   Federal Home Loan Mortgage Corp., 4.5%, 10/1/35              484,964
210,376   Federal Home Loan Mortgage Corp., 5.5%, 9/1/33               208,661
 65,635   Federal Home Loan Mortgage Corp., 6.0%, 1/1/34                66,336
  7,437   Federal Home Loan Mortgage Corp., 8.0%, 4/1/08                 7,495
1,199,595 Federal National Mortgage Association, 4.78%, 12/1/12       1,186,620
1,054,154 Federal National Mortgage Association, 5.0%, 12/1/17        1,042,828
243,055   Federal National Mortgage Association, 5.0%, 12/1/21         239,705
149,288   Federal National Mortgage Association, 5.0%, 2/1/22          147,214
1,147,862 Federal National Mortgage Association, 5.0%, 3/1/33         1,111,934
530,101   Federal National Mortgage Association, 5.0%, 5/1/34          513,080
730,000   Federal National Mortgage Association, 5.24%, 8/7/18         725,492
153,390   Federal National Mortgage Association, 5.429%, 12/1/36       154,111
299,695   Federal National Mortgage Association, 5.448%, 8/1/36        300,913
668,733   Federal National Mortgage Association, 5.5%, 9/1/17          672,025
816,637   Federal National Mortgage Association, 5.5%, 2/1/18          821,400
413,273   Federal National Mortgage Association, 5.5%, 7/1/23          412,116
282,994   Federal National Mortgage Association, 5.5%, 4/1/36          280,042
166,482   Federal National Mortgage Association, 5.536%, 8/1/36        167,509
 52,908   Federal National Mortgage Association, 6.0%, 6/1/15           53,894
 51,470   Federal National Mortgage Association, 6.0%, 1/1/29           52,493
 92,482   Federal National Mortgage Association, 6.0%, 9/1/29           93,842
124,402   Federal National Mortgage Association, 6.0%, 6/1/36          125,326
564,589   Federal National Mortgage Association, 6.5%, 7/1/36          575,952
 41,364   Federal National Mortgage Association, 7.0%, 3/1/12           42,658
 40,553   Federal National Mortgage Association, 8.0%, 2/1/29           42,959
 10,816   Federal National Mortgage Association, 8.0%, 2/1/30           11,479
  5,104   Federal National Mortgage Association, 8.0%, 4/1/30            5,391
 16,406   Federal National Mortgage Association, 8.0%, 7/1/30           17,329
 32,334   Federal National Mortgage Association, 8.0%, 10/1/30          34,152
  3,724   Federal National Mortgage Association, 8.0%, 1/1/31            3,934
181,497   Federal National Mortgage Association, 8.0%, 3/1/31          192,632
  7,921   Federal National Mortgage Association, 8.0%, 5/1/31            8,367
 16,286   Federal National Mortgage Association, 9.5%, 2/1/21           17,783
662,455   Government National Mortgage Association, 4.5%, 12/15/18     645,720
308,645   Government National Mortgage Association, 4.5%, 8/15/33      292,614
125,025   Government National Mortgage Association, 4.5%, 12/15/34     118,466
172,044   Government National Mortgage Association, 5.0%, 7/15/19      170,627
271,404   Government National Mortgage Association, 5.5%, 8/15/33      270,272
1,132,776 Government National Mortgage Association, 5.5%, 10/15/33    1,128,052
296,829   Government National Mortgage Association, 5.5%, 12/15/34     295,508
499,999   Government National Mortgage Association, 5.5%, 1/15/37      497,283
 39,643   Government National Mortgage Association, 6.0%, 8/15/13       40,381
  8,168   Government National Mortgage Association, 6.0%, 4/15/14        8,319
293,074   Government National Mortgage Association, 6.0%, 8/15/34      297,187
612,713   Government National Mortgage Association, 6.0%, 9/15/34      621,312
290,076   Government National Mortgage Association, 6.0%, 10/15/36     293,863
 35,906   Government National Mortgage Association, 7.0%, 4/15/28       37,561
 10,785   Government National Mortgage Association, 7.75%, 11/15/29     11,380
763,301   Government National Mortgage Association II, 5.5%, 11/20/34  758,712
685,000   U.S. Treasury Bonds, 7.125%, 2/15/23                         850,417
790,734   U.S. Treasury Inflation Notes, 1.875%, 7/15/15               772,974
178,437   U.S. Treasury Inflation Notes, 2.0%, 1/15/16                 175,684
 17,096   U.S. Treasury Inflation Protected Security, 3.375%, 1/15/12   18,137
  5,814   U.S. Treasury Inflation Protected Security, 3.5%, 1/15/11      6,138
600,000   U.S. Treasury Notes, 3.625%, 1/15/10                         585,586
300,000   U.S. Treasury Notes, 4.0%, 4/15/10                           295,406
750,000   U.S. Treasury Notes, 4.25%, 11/15/14                         732,188
310,000   U.S. Treasury Notes, 4.75%, 3/31/11                          312,349
325,000   U.S. Treasury Strip, 0.0%, 11/15/13                          240,514
                                                                     $21,083,899
          TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
          (Cost  $21,310,839)                                        $21,083,899

          SENIOR SECURED FLOATING RATE LOAN INTERESTS - 0.3 % **
100,000   HCA, Inc., Tranche B Term Loan, 8.114%, 11/7/13            $ 100,969
          TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
          (Cost  $100,000)                                           $ 100,969

          TEMPORARY CASH INVESTMENT - 0.5 %
          Security Lending Collateral - 0.5 %
162,657   Securities Lending Investment Fund, 5.26%                  $ 162,657
          TOTAL TEMPORARY CASH INVESTMENT
          (Cost  $162,657)                                           $ 162,657

          TOTAL INVESTMENT IN SECURITIES - 99.4%
          (Cost  $30,627,397)(a)                                     $30,374,144
          OTHER ASSETS AND LIABILITIES - 0.6%                        $ 176,435
          TOTAL NET ASSETS - 100.0%                                  $30,550,579

(144A) Security is exempt from registration under Rule 144A of the Securities Act

   (a) At March 31, 2007, the net unrealized loss on investments based on cost fo

          Aggregate gross unrealized gain for all investments in which $
345,334

          Aggregate gross unrealized loss for all investments in which
(741,051)

          Net unrealized loss                                          $
(395,717)

   (b) Debt obligation with a variable interest rate. The rate shown is the rate

    **    Senior secured floating rate loan interests in which the Portfolio invests

   (c)    At March 31, 2007, the following security was out on loan:

Shares                             Security                            Value
153,450   Chartered Semiconductor, 6.375%, 8/3/15                    $158,255

                   Pioneer Emerging Markets VCT Portfolio
                Schedule of Investments  3/31/07 (unaudited)


Shares                                                                 Value

         PREFERRED STOCKS - 2.6 %
         Materials - 0.6 %
         Steel - 0.6 %
 15,990  Cia Vale Do Rio Doce  *                                   $    496,716
         Total Materials                                           $    496,716
         Media - 1.0 %
         Broadcasting & Cable TV - 1.0 %
 53,380  Net Servicos de Comunicacao SA *                          $    720,024
         Total Media                                               $    720,024
         Banks - 1.0 %
         Diversified Banks - 1.0 %
 21,330  Banco Itau Holding Financeira                             $    745,424
         Total Banks                                               $    745,424
         TOTAL PREFERRED STOCKS
         (Cost  $711,077)                                          $  1,962,164

         COMMON STOCKS - 95.4 %
         Energy - 18.2 %
         Coal & Consumable Fuels - 1.0 %
795,000  Yanzhou Coal Mining  *                                    $    764,833
         Integrated Oil & Gas - 11.2 %
894,300  China Petroleum & Chemical                                $    755,536
 29,300  Gazprom (A.D.R.)                                             1,231,919
 14,700  Lukoil Holding (A.D.R.) *                                    1,271,550
  5,100  MOL Hungarian Oil & Gas Plc                                    583,057
 30,100  Petrobras Brasileiro (A.D.R.)                                2,689,435
748,400  PetroChina Co., Ltd.                                           876,259
 23,600  Sasol, Ltd. (A.D.R.)                                           779,980
                                                                   $  8,187,736
         Oil & Gas Equipment & Services - 2.1 %
 15,200  TelecomAsia Corp. Public Co., Ltd.                        $    697,680
 24,500  TMK (G.D.R.) (144A) *                                          823,445
                                                                   $  1,521,125
         Oil & Gas Explration & Production - 2.0 %
842,500  CNOOC, Ltd.                                               $    738,474
 11,300  Surgutneftegaz (A.D.R.) *  (b)                                 712,883
                                                                   $  1,451,357
         Oil & Gas Refining & Marketing - 1.9 %
 36,700  Polski Koncern Naftowy Orlen S.A.                         $    606,062
 12,300  Reliance Industries Ltd. (G.D.R.) (144A)                       772,601
                                                                   $  1,378,663
         Total Energy                                              $ 13,303,714
         Materials - 12.1 %
         Construction Materials - 0.9 %
1,141,900PT Indocement Tunggal Prakarsa Tbk                        $    638,077
         Diversified Metals & Mining - 4.2 %
 10,300  Freeport-McMoRan Copper & Gold, Inc. (Class B)            $    681,757
 18,700  KGHM POLSKA MIE S.A. *                                         627,240
  4,700  Norilsk Nickel                                                 893,089
660,700  PT Aneka Tambang TBK                                           857,781
                                                                   $  3,059,867
         Gold - 2.6 %
 14,800  Anglogold Ashanti, Ltd. (A.D.R.)                          $    659,932
 65,500  IAMGOLD Corp. (b)                                              505,005
1,285,375Zijin Mining Group Co., Ltd. *                                 744,292
                                                                   $  1,909,229
         Precious Metals & Minerals - 2.6 %
  7,100  Anglo American Platinum Corp., Ltd.                       $  1,113,217
 25,800  Compania de Minas Buenaventura S.A.A.                          772,710
                                                                   $  1,885,927
         Steel - 1.8 %
 44,300  Companhia Vale do Rio Doce (A.D.R.)                       $  1,385,704
         Total Materials                                           $  8,878,804
         Capital Goods - 13.5 %
         Aerospace & Defense - 0.8 %
 16,400  Elbit Systems, Ltd.                                       $    585,170
         Construction & Engineering - 5.8 %
135,600  Aveng, Ltd.                                               $    855,111
630,100  China Communications Construction Co., Ltd. *                  758,081
849,179  Continental Engineering Corp. *                                647,049
183,817  Empressa ICA Sociedad Controladora S.A. de C.V. *              709,966
  8,200  GS Engineering & Construction Corp. *                          732,842
 12,340  Kyeryong Construction Industrial Co., Ltd. *                   498,369
                                                                   $  4,201,418
         Construction, Farm Machinery & Heavy Trucks - 4.8 %
 27,000  Daewoo Heavy Industries & Machinery, Ltd.                 $    986,185
  6,730  Hyundai Heavy Industries *                                   1,342,995
 44,400  Samsung Heavy Industries Co., Ltd. *                         1,178,377
                                                                   $  3,507,557
         Industrial Conglomerates - 2.1 %
 62,500  CA KEPPEL Corp.                                           $    782,477
 31,000  BARLOWORLD                                                     768,640
      1  KOC Holding AS *                                                     2
    700  Murray & Roberts Holdings *                                      5,395
                                                                   $  1,556,514
         Total Capital Goods                                       $  9,850,659
         Transportation - 2.0 %
         Marine - 1.0 %
500,700  China Shipping Development Co., Ltd. *                    $    765,774
         Railroads - 1.0 %
 58,900  All America Latina Logistica                              $    710,431
         Total Transportation                                      $  1,476,205
         Consumer Durables & Apparel - 2.9 %
         Homebuilding - 2.0 %
141,500  Corporacion GEO, S.A. de C.V. *                           $    820,104
 73,040  Cyrela Brazil Realty S.A.                                      673,588
                                                                   $  1,493,692
         Housewares & Specialties - 0.9 %
 22,800  Woongjin Coway Co., Ltd. *                                $    639,210
         Total Consumer Durables & Apparel                         $  2,132,902
         Consumer Services - 1.1 %
         Hotels, Resorts & Cruise Lines - 1.1 %
233,900  Indian Hotels Co. Ltd.                                    $    790,322
         Total Consumer Services                                   $    790,322
         Media - 2.6 %
         Broadcasting & Cable TV - 0.8 %
102,800  Television Broadcasts, Ltd.                               $    643,839
         Movies & Entertainment - 1.0 %
 29,000  CTC Media, Inc. *                                         $    744,720
         Publishing - 0.7 %
182,616  Hurriyet Gazetecilik ve Matbaacilik AS                    $    539,486
         Total Media                                               $  1,928,045
         Retailing - 3.6 %
         Apparel Retail - 1.1 %
157,500  Truworths International, Ltd.                             $    767,065
         Department Stores - 1.5 %
  5,800  Hyundai Department Store Co., Ltd. *                      $    486,546
 50,000  Lojas Renner S.A. *                                            645,553
                                                                   $  1,132,099
         Homefurnishing Retail - 1.0 %
 67,000  Ellerine Holdings, Ltd.                                   $    754,386
         Total Retailing                                           $  2,653,550
         Food & Drug Retailing - 1.6 %
         Food Retail - 0.7 %
210,000  President Chain Store Corp.                               $    513,755
         Hypermarkets & Supercenters - 0.9 %
 58,700  Massmart Holdings, Ltd.                                   $    677,879
         Total Food & Drug Retailing                               $  1,191,634
         Food, Beverage & Tobacco - 1.9 %
         Packaged Foods & Meats - 0.6 %
  4,580  CJ Corp. *                                                $    462,157
         Soft Drinks - 1.3 %
  8,400  Fomento Economico Mexicano SA de C.V.                     $    927,276
         Total Food, Beverage & Tobacco                            $  1,389,433
         Household & Personal Products - 1.6 %
         Personal Products - 1.6 %
 41,650  Natura Cosmeticos SA                                      $    464,361
 17,700  Oriflame Cosmetics SA                                          682,680
                                                                   $  1,147,041
         Total Household & Personal Products                       $  1,147,041
         Banks - 14.0 %
         Diversified Banks - 14.0 %
 17,032  Banco Bradesco SA  (b)                                    $    688,774
 22,900  Banco do Brasil SA                                             741,937
148,600  Bank Hapoalim, Ltd.                                            709,856
264,000  Bumiputra-Commerce Holdings Berhad *                           759,615
1,361,900China Construction Bank *                                      773,588
 13,110  Hana Financial Holdings *                                      679,343
1,404,000Industrial and Commerical Bank of China *                      782,004
 30,600  Kazkommertsbank (144A) *                                       596,700
 12,100  Kookmin Bank (A.D.R.) *                                      1,090,815
    200  Sberbank RF *                                                  709,807
 13,100  Shinhan Financial Group Co., Ltd. *                            750,616
 40,549  Standard Bank Group, Ltd.                                      590,772
143,295  Turkiye Is Bankasi (Isbank)                                    688,060
  8,062  Uniao de Bancos Brasileiros S.A. (Unibanco) (G.DR.) (144A)     705,103
                                                                   $ 10,266,990
         Total Banks                                               $ 10,266,990
         Diversified Financials - 2.7 %
         Diversified Financial Services - 2.7 %
181,500  African Bank Investments, Ltd. *                          $    754,957
198,606  FirstRand, Ltd.                                                669,138
629,000  Fubon Group                                                    566,142
                                                                   $  1,990,237
         Total Diversified Financials                              $  1,990,237
         Insurance - 2.6 %
         Life & Health Insurance - 0.8 %
 27,396 Cathay Financial Holding Co., Ltd. (144A) (G.D.R.) * $ 562,988 Property & Casualty Insurance - 1.8 %
141,734  Aksigorta A.S.                                            $    696,006
  4,000  Samsung Fire & Marine Insurance *                              668,929
                                                                   $  1,364,935
         Total Insurance                                           $  1,927,923
         Real Estate - 2.0 %
         Real Estate Management & Development - 2.0 %
2,225,600Ayala Land, Inc.                                          $    761,243
 57,000  Sistema Hals (G.D.R.) (144A) *                                 689,700
                                                                   $  1,450,943
         Total Real Estate                                         $  1,450,943
         Technology Hardware & Equipment - 2.0 %
         Computer Hardware - 0.8 %
393,133  Quanta Computer, Inc.                                     $    597,519
         Electronic Manufacturing Services - 1.2 %
131,229  Hon Hai Precision Industry                                $    878,718
         Total Technology Hardware & Equipment                     $  1,476,237
         Semiconductors - 1.6 %
         Semiconductors - 1.6 %
210,882  Taiwan Semiconductor Manufacturing Co.                    $    431,797
 67,400  Taiwan Semiconductor Manufacturing Co. (A.D.R.)                724,550
                                                                   $  1,156,347
         Total Semiconductors                                      $  1,156,347
         Telecommunication Services - 8.0 %
         Integrated Telecommunication Services - 1.0 %
681,600  PT Telekomunikasi Indonesia                               $    734,156
         Wireless Telecommunication Services - 7.0 %
 16,300  Alumax, Inc. *                                            $    778,977
 13,100  Mobile Telesystems (A.D.R.)                                    733,076
 58,400  MTN Group, Ltd.                                                790,464
 14,500  Philippine Long Distance Telephone Co.                         759,199
 68,300  Reliance Communications, Ltd. *                                665,052
596,000  Taiwan Mobile Co., Ltd.                                        638,381
  8,100  Vimpel-Communications (A.D.R.) *  (b)                          768,204
                                                                   $  5,133,353
         Total Telecommunication Services                          $  5,867,509
         Utilities - 1.3 %
         Water Utilities - 1.3 %
414,000  Sino-Environment Technology Group *                       $    949,219
         Total Utilities                                           $    949,219
         TOTAL COMMON STOCKS
         (Cost  $43,594,572)                                       $ 69,827,714

         TEMPORARY CASH INVESTMENT - 3.8 %
         Security Lending Collateral - 3.8 %
2,773,486Securities Lending Investment Fund, 5.26%                 $  2,773,486
         TOTAL TEMPORARY CASH INVESTMENT
         (Cost  $2,773,486)                                        $  2,773,486

         TOTAL INVESTMENT IN SECURITIES - 101.8%
         (Cost  $47,079,135)(a)                                    $ 74,563,364
         OTHER ASSETS AND LIABILITIES - (1.8)%                     $ (1,340,438
         TOTAL NET ASSETS - 100.0%                                 $ 73,222,926

     *   Non-income producing security.

(A.D.R.) American Depositary Receipt

(G.D.R.) Global Depositary Receipt

(144A)   Security is exempt from registration under Rule 144A of the Securities

   (a)   At March 31, 2007, the net unrealized gain on investments based on cos

         Aggregate gross unrealized gain for all investments in which $ 27,541,

         Aggregate gross unrealized loss for all investments in which       (11

         Net unrealized gain                                          $ 27,427,

   (b)   At March 31, 2007, the following securities were out on loan:

Shares                            Security                             Value
16,800   Banco Bradesco SA                                         $   679,392
64,845   IAMGOLD Corp.                                                 499,307
11,127   Surgutneftegaz (A.D.R.) *                                     702,114
 7,929   Vimpel-Communications (A.D.R.) *                              751,986
         Total                                                     $ 2,632,799

                   Pioneer Growth Shares VCT Portfolio
               Schedule of Investments  3/31/07 (unaudited)

Shares                                                               Value
         COMMON STOCKS - 99.2 %
         Energy - 4.7 %
         Integrated Oil & Gas - 4.7 %
  8,000  ConocoPhillips                                          $   546,800
  7,200  Repsol SA (A.D.R.)  (b)                                     241,488
  6,200  USX-Marathon Group, Inc.                                    612,746
                                                                 $ 1,401,034
         Total Energy                                            $ 1,401,034
         Capital Goods - 12.3 %
         Aerospace & Defense - 5.4 %
  6,600  Honeywell International, Inc.                           $   303,996
  4,600  L-3 Communications Holdings, Inc.                           402,362
 13,500  United Technologies Corp.                                   877,500
                                                                 $ 1,583,858
         Construction, Farm Machinery & Heavy Trucks - 1.0 %
  4,500  Caterpillar, Inc.                                       $   301,635
         Industrial Conglomerates - 5.9 %
 10,000  3M Co.                                                  $   764,300
 28,200  General Electric Co.                                        997,152
                                                                 $ 1,761,452
         Total Capital Goods                                     $ 3,646,945
         Consumer Durables & Apparel - 1.8 %
         Footwear - 1.8 %
  5,000  Nike, Inc.                                              $   531,300
         Total Consumer Durables & Apparel                       $   531,300
         Consumer Services - 1.3 %
         Hotels, Resorts & Cruise Lines - 1.3 %
  8,400  Carnival Corp.                                          $   393,624
         Total Consumer Services                                 $   393,624
         Media - 1.5 %
         Movies & Entertainment - 1.5 %
 10,750  Viacom, Inc. (Class B) *                                $   441,933
         Total Media                                             $   441,933
         Retailing - 6.2 %
         Apparel Retail - 4.3 %
  9,800  Abercrombie & Fitch Co.                                 $   741,664
 20,400  TJX Companies, Inc.                                         549,984
                                                                 $ 1,291,648
         Home Improvement Retail - 1.9 %
 15,000  Home Depot, Inc.                                        $   551,100
         Total Retailing                                         $ 1,842,748
         Food & Drug Retailing - 3.9 %
         Drug Retail - 2.9 %
 25,100  CVS Corp.                                               $   856,914
         Food Retail - 1.0 %
 17,500  Winn-Dixie Stores, Inc. *  (b)                          $   308,875
         Total Food & Drug Retailing                             $ 1,165,789
         Food, Beverage & Tobacco - 3.8 %
         Packaged Foods & Meats - 0.0 %
  7,474  Kraft Foods, Inc.                                       $         0
         Soft Drinks - 0.6 %
  1,700  Fomento Economico Mexicano SA de C.V.                   $   187,663
         Tobacco - 3.2 %
 10,800  Altria Group, Inc.                                      $   948,348
         Total Food, Beverage & Tobacco                          $ 1,136,011
         Household & Personal Products - 3.5 %
         Household Products - 3.5 %
 16,500  Procter & Gamble Co.                                    $ 1,042,140
         Total Household & Personal Products                     $ 1,042,140
         Health Care Equipment & Services - 6.5 %
         Health Care Equipment - 5.4 %
 12,000  Biomet, Inc.                                            $   509,880
 51,553  Boston Scientific Corp. *                                   749,581
  7,000  Medtronic, Inc.                                             343,420
                                                                 $ 1,602,881
         Managed Health Care - 1.1 %
  7,600  Aetna, Inc.                                             $   332,804
         Total Health Care Equipment & Services                  $ 1,935,685
         Pharmaceuticals & Biotechnology - 12.8 %
         Biotechnology - 3.0 %
  5,358  Amgen, Inc. *                                           $   299,405
  7,800  Gilead Sciences, Inc. *                                     596,700
                                                                 $   896,105
         Pharmaceuticals - 9.8 %
 18,800  Bristol-Myers Squibb Co.                                $   521,888
 15,400  Eli Lilly & Co.                                             827,134
 11,400  Johnson & Johnson                                           686,964
 23,404  Teva Pharmaceutical Industries, Ltd.                        876,012
                                                                 $ 2,911,998
         Total Pharmaceuticals & Biotechnology                   $ 3,808,103
         Diversified Financials - 6.9 %
         Asset Management & Custody Banks - 3.2 %
  5,100  Franklin Resources, Inc.                                $   616,233
  3,600  Legg Mason, Inc.                                            339,156
                                                                 $   955,389
         Consumer Finance - 2.5 %
 13,100  American Express Co.                                    $   738,840
         Investment Banking & Brokerage - 1.2 %
  4,300  Merrill Lynch & Co., Inc.                               $   351,181
         Total Diversified Financials                            $ 2,045,410
         Software & Services - 9.1 %
         Internet Software & Services - 1.6 %
 14,800  Yahoo! Inc. *  (b)                                      $   463,092
         Systems Software - 7.5 %
 21,100  Macrovision Corp. *                                     $   528,555
 49,900  Microsoft Corp.                                           1,390,713
 17,300  Oracle Corp. *                                              313,649
                                                                 $ 2,232,917
         Total Software & Services                               $ 2,696,009
         Technology Hardware & Equipment - 15.5 %
         Communications Equipment - 13.6 %
 54,450  Cisco Systems, Inc. *                                   $ 1,390,109
 39,400  Corning, Inc. *                                             895,956
  5,760  F5 Networks, Inc. *                                         384,077
 38,480  Juniper Networks, Inc. *                                    757,286
 35,300  Motorola, Inc.                                              623,751
                                                                 $ 4,051,179
         Computer Hardware - 1.9 %
 31,070  Palm, Inc. *  (b)                                       $   563,299
         Total Technology Hardware & Equipment                   $ 4,614,478
         Semiconductors - 7.9 %
         Semiconductors - 7.9 %
  8,800  Broadcom Corp. *  (b)                                   $   282,216
 29,400  Intel Corp.                                                 562,422
 32,300  Marvell Technology Group, Ltd. *                            542,963
 31,700  Texas Instruments, Inc.                                     954,170
                                                                 $ 2,341,771
         Total Semiconductors                                    $ 2,341,771
         Utilities - 1.4 %
         Independent Power Producer & Energy Traders - 1.4 %
  6,400  TXU Corp.                                               $   410,240
         Total Utilities                                         $   410,240
         TOTAL COMMON STOCKS
         (Cost  $27,074,013)                                     $ 29,453,220

         TEMPORARY CASH INVESTMENT - 5.9 %
         Security Lending Collateral - 5.9 %
1,757,119Securities Lending Investment Fund, 5.26%               $ 1,757,119
         TOTAL TEMPORARY CASH INVESTMENT
         (Cost  $1,757,119)                                      $ 1,757,119
         TOTAL INVESTMENT IN SECURITIES - 105.1%
         (Cost  $28,831,132)(a)                                  $ 31,210,339
         OTHER ASSETS AND LIABILITIES - (5.1)%                   $ (1,509,657)
         TOTAL NET ASSETS - 100.0%                               $ 29,700,682

     *   Non-income producing security.

(A.D.R.) American Depositary Receipt

   (a) At March 31, 2007, the net unrealized gain on investments based on cost for fed

         Aggregate gross unrealized gain for all investments in whi $ 3,543,115

         Aggregate gross unrealized loss for all investments in whi  (1,539,471)

         Net unrealized gain                                        $ 2,003,644

   (b)   At March 31, 2007, the following securities were out on loan:

Shares                           Security                            Value
 8,712   Broadcom Corp. *                                        $  279,394
30,759   Palm, Inc. *                                               557,661
 3,582   Repsol SA (A.D.R.)                                         120,140
17,325   Winn-Dixie Stores, Inc. *                                  305,786
14,652   Yahoo! Inc. *                                              458,461
         Total                                                   $ 1,721,442

               Pioneer Real Estate Shares VCT Portfolio
             Schedule of Investments  3/31/07 (unaudited)

Shares                                                           Value

         COMMON STOCKS - 98.6 %
         Consumer Services - 3.7 %
         Hotels, Resorts & Cruise Lines - 3.7 %
 71,000  Hilton Hotels Corp.                                  $ 2,553,160
 30,000  Starwood Hotels & Resorts                              1,945,500
                                                              $ 4,498,660
         Total Consumer Services                              $ 4,498,660
         Real Estate - 94.2 %
         Diversified Real Estate Investment Trusts - 8.7 %
 77,000  Liberty Property Trust  (b)                          $ 3,751,440
 18,000  PS Business Parks, Inc.                                1,269,360
 52,700  Spirit Finance Corp.                                    785,230
 39,500  Vornado Realty Trust (b)                               4,713,930
                                                              $ 10,519,960
         Industrial Real Estate Investment Trusts - 8.1 %
 43,700  AMB Property Corp.                                   $ 2,569,123
142,400  DCT Industrial Trust, Inc.                             1,684,592
 29,400  First Potomac Realty Trust                              839,958
 72,700  ProLogis Trust                                         4,720,411
                                                              $ 9,814,084
         Mortgage Real Estate Investment Trusts - 0.9 %
 24,200  iStar Financial, Inc.                                $ 1,133,286
         Office Real Estate Investment Trusts - 14.3 %
 29,200  BioMed Property Trust, Inc.                          $  767,960
 59,000  Boston Properties, Inc.                                6,926,600
 71,700  Brandywine Realty Trust                                2,395,497
 29,000  Corporate Office Properties  (b)                       1,324,720
 14,500  Digital Realty Trust, Inc.                              578,550
 48,500  Highwoods Properties, Inc.                             1,915,265
117,200  HRPT Properties Trust                                  1,441,560
 26,000  Kilroy Realty Corp. (b)                                1,917,500
                                                              $ 17,267,652
         Real Estate Management & Development - 3.7 %
111,000  Brookfield Properties Corp.                          $ 4,473,300
         Residential Real Estate Investment Trusts - 17.8 %
 24,000  Apartment Investment & Management Co.                $ 1,384,560
 77,000  Archstone-Smith Trust                                  4,179,560
 33,000  AvalonBay Communities, Inc.  (b)                       4,290,000
 46,100  Camden Property Trust                                  3,241,291
127,500  Equity Residential Property Trust                      6,149,325
 13,900  Home Properties, Inc. (b)                               734,059
 51,000  United Dominion Realty Trust                           1,561,620
                                                              $ 21,540,415
         Retail Real Estate Investment Trusts - 28.3 %
 37,600  Cedar Shopping Centers, Inc.                         $  609,120
 73,400  Developers Diversifies Realty Corp.                    4,616,860
 35,000  Federal Realty Investment Trust                        3,171,700
 52,900  General Growth Properties TLB SC                       3,415,753
 42,700  Kimco Realty Corp.                                     2,081,198
 22,500  Kite Realty Group Trust                                 448,875
 43,400  Regency Centers Corp.                                  3,626,070
 94,800  Simon Property Group, Inc.                             10,546,500
 33,900  Taubman Centers, Inc.                                  1,965,861
 41,000  The Macerich Co.                                       3,786,760
                                                              $ 34,268,697
         Specialized Real Estate Investment Trusts - 12.4 %
 41,000  Ashford Hospitality Trust                            $  489,540
 82,100  Extra Space Storage, Inc.                              1,554,974
 10,200  Healthcare Realty Trust, Inc.                           380,460
 12,000  Hospitality Properties Trust                            561,600
183,200  Host Hotels & Resorts, Inc.                            4,819,992
 72,000  Nationwide Health Properties, Inc.  (b)                2,250,720
 52,000  Public Storage, Inc.                                   4,922,840
                                                              $ 14,980,126
         Total Real Estate                                    $ 113,997,520
         Telecommunication Services - 0.6 %
         Integrated Telecommunication Services - 0.6 %
 21,400  Health Care PPTYS Invest, Inc.                       $  771,042
         Total Telecommunication Services                     $  771,042
         TOTAL COMMON STOCKS
         (Cost  $61,717,234)                                  $ 119,267,222

         TEMPORARY CASH INVESTMENT - 7.8 %
         Security Lending Collateral - 7.8 %
9,471,595Securities Lending Investment Fund, 5.26%            $ 9,471,595
         TOTAL TEMPORARY CASH INVESTMENT
         (Cost  $9,471,595)                                   $ 9,471,595

         TOTAL INVESTMENT IN SECURITIES - 106.4%
         (Cost  $71,188,829)(a)                               $ 128,738,817
         OTHER ASSETS AND LIABILITIES - (6.4)%                $ (7,785,057)
         TOTAL NET ASSETS - 100.0%                            $ 120,953,760

   (a) At March 31, 2007, the net unrealized gain on investments based on cost for feder

         Aggregate gross unrealized gain for all investments i$ 57,403,344

         Aggregate gross unrealized loss for all investments in (35,512)

         Net unrealized gain                                  $ 57,367,832

   (b)   At March 31, 2007, the following securities were out on loan:

Shares                         Security                          Value
 27,400  AvalonBay Communities, Inc.                          $ 3,562,000
    800  Corporate Office Properties                              36,544
  1,800  Home Properties, Inc.                                    95,058
 21,285  Kilroy Realty Corp.                                    1,569,769
 76,230  Liberty Property Trust                                 3,713,926
 45,000  Nationwide Health Properties, Inc.                     1,406,700
 22,894  Vornado Realty Trust                                   2,732,170
         Total                                                $ 13,116,167

                Pioneer Strategic Income VCT Portfolio
                Schedule of Investments  3/31/07 (unaudited)


Principal
Amount                                                        Value
                ASSET BACKED SECURITIES - 3.7 %
                Energy - 0.4 %
                Oil & Gas Drilling - 0.4 %
    300,000     DDI Holdings AS, 9.3%, 1/19/12 (144A)               $  312,750
                Total Energy                                        $  312,750
                Banks - 0.3 %
                Thrifts & Mortgage Finance - 0.3 %
    236,148     Taganka Car Loan Finance Plc, 6.32%, 11/14/13 (144A)$  236,145
                Total Banks                                         $  236,145
                Diversified Financials - 1.0 %
                Consumer Finance - 0.0 %
     17,096 DKK Realkredit Danmark, 7.00%, 10/1/32                  $    3,304
                Diversified Financial Services - 0.9 %
    216,117     Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)   $  215,002
    169,758     PF Export Receivable Master Trust, 6.436%, 6/1/15 (1   173,153
    219,990     Power Receivables Finance, 6.29%, 1/1/12 (144A)        222,253
                                                                    $  610,408
                Specialized Finance - 0.1 %
    100,000     Aegis Asset Backed Securities, 6.97%, 1/25/34  (b)  $  100,752
                Total Diversified Financials                        $  714,464
                Utilities - 1.5 %
                Electric Utilities - 1.5 %
    209,880     FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)     $  213,028
    270,725     Juniper Generation, 6.79%, 12/31/14 (144A)             263,738
    365,869     Ormat Funding Corp., 8.25%, 12/30/20                   370,442
    177,819     Tenaska Alabama, 7.0%, 6/30/21 (144A)                  178,952
                                                                    $1,026,160
                Total Utilities                                     $1,026,160
                Government - 0.5 %
                Government - 0.5 %
    303,599     Republic of Columbia, 9.75%, 4/9/11                 $  328,798
                Total Government                                    $  328,798
                TOTAL ASSET BACKED SECURITIES
                (Cost  $2,504,703)                                  $2,618,317

                COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9 %
                Banks - 0.6 %
                Thrifts & Mortgage Finance - 0.6 %
    110,000     SBA CMBS Trust, 6.904%, 11/15/36                    $  110,797
    265,000     T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)             270,155
                                                                    $  380,952
                Total Banks                                         $  380,952
                Diversified Financials - 0.3 %
                Diversified Financial Services - 0.3 %
     80,000     Global Signal, 7.036%, 2/15/36 (144A)               $   80,848
    155,000     Tower 2004-2A F, 6.376%, 12/15/14                      150,067
                                                                    $  230,915
                Total Diversified Financials                        $  230,915
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                (Cost  $610,000)                                    $  611,867

                CORPORATE BONDS - 30.3 %
                Energy - 4.2 %
                Coal & Consumable Fuels - 0.7 %
    250,000     Adaro Finance BV, 8.5%, 12/8/10 (144A)              $  260,000
    240,000     Massey Energy Co., 6.875%, 12/15/13                    227,700
                                                                    $  487,700
                Oil & Gas Drilling - 0.1 %
     75,000     DDI Holdings AS, 9.3%, 4/23/12 (144A)               $   78,000
                Oil & Gas Equipment & Services - 0.7 %
    110,000     Nakilat, Inc., 6.067% 12/31/33 (144A)               $  106,093
    135,000     Nakilat, Inc., 6.267% 12/31/33 (144A)                  133,013
    500,000     Petromena AS, 9.75%, 5/24/12 (144A)                     86,767
    150,000     Semgroup LP, 8.75%, 11/15/15 (144A)                    152,250
                                                                    $  478,123
                Oil & Gas Exploration & Production - 2.4 %
    210,000     Baytex Energy, Ltd., 9.625%, 7/15/10                $  220,500
    120,000     Clayton Williams Energy, 7.75%, 8/1/13                 112,800
    245,000     Compton Petroleum Corp., 7.625%, 12/1/13               239,488
    338,583     Gazprom International SA, 7.201%, 2/1/20 (144A)        355,512
    170,000     Harvest Operations Corp., 7.875%, 10/15/11             162,988
275,000,000 ITL Petroleos Mexicanos, 7.375%, 8/13/07                   191,380
     15,000     Petroquest Energy, Inc., 10.375%, 5/15/12               15,675
    200,000     Quicksilver Resources, Inc., 7.125%, 4/1/16            197,000
     45,000     Southern Star Central Corp., 6.75%, 3/1/16              45,000
    150,000     Verasun Energy Corp., 9.875%, 12/15/12                 156,375
                                                                    $1,696,718
                Oil & Gas Storage & Transporation - 0.3 %
     30,000     Copano Energy LLC, 8.125%, 3/1/16                   $   31,050
     75,000     Inergy LP, 8.25%, 3/1/16                                78,750
     85,000     Targa Resources, Inc., 8.50%, 11/1/13 (144A)            86,700
                                                                    $  196,500
                Total Energy                                        $2,937,041
                Materials - 4.9 %
                Aluminum - 0.7 %
     95,000     Aleris International, Inc., 9.0%, 12/15/14 (144A)   $  100,225
    270,000     Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)          270,338
    140,000     Novelis Inc., 7.25%, 2/15/15                           148,050
                                                                    $  518,613
                Commodity Chemicals - 0.9 %
    110,000     Arco Chemical Co., 9.8%, 2/1/20                     $  128,425
    285,000     Georgia Gulf Corp., 9.5% 10/15/14 (144A)               273,600
    200,000     Invista, 9.25%, 5/1/12 (144A)                          213,000
                                                                    $  615,025
                Construction Materials - 0.2 %
    120,000     U.S. Concrete, Inc., 8.375%, 4/1/14                 $  121,800
                Diversified Chemical - 1.4 %
    130,000     Basell Finance Co., 8.1%, 3/15/27 (144A)            $  130,000
    350,000     Crystal US Holdings, Inc., 10.5%, 10/1/14 (b)          325,063
    100,000     Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)       124,865
    145,000     Nell AF Sarl, 8.375%, 8/15/15 (144A)                   209,374
    160,000     Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)       170,400
                                                                    $  959,702
                Diversified Metals & Mining - 1.0 %
     70,000     American Rock Salt Co., LLC, 9.5%, 3/15/14          $   70,875
    100,000     Vale Overseas, Ltd., 6.25%, 1/11/16                    101,811
    400,000     Vale Overseas, Ltd., 8.25%, 1/17/34                    479,432
     65,000     Vedenta Resources Plc, 6.625%, 2/22/10 (144A)           65,081
                                                                    $  717,199
                Forest Products - 0.2 %
    205,000     Ainsworth Lumber, 6.75%, 3/15/14                    $  142,475
                Paper Packaging - 0.1 %
    110,000     Graham Packaging Co., 9.875%, 10/15/14              $  112,200
                Paper Products - 0.4 %
    100,000     Abitibi-Consolidated, Inc., 6.0%, 6/20/13           $   85,000
    200,000     Bowater, Inc., 6.5%, 6/15/13                           180,500
                                                                    $  265,500
                Total Materials                                     $3,452,514
                Capital Goods - 2.7 %
                Aerospace & Defense - 0.1 %
     75,000     L-3 Communications Corp., 6.375%, 10/15/15          $   74,344
                Building Products - 0.4 %
    235,000     Builders Firstsource Inc., 9.61%, 2/15/12           $  238,525
                Construction & Engineering - 0.2 %
    160,000     Dycom Industries, 8.125%, 10/15/15                  $  168,000
                Construction, Farm Machinery & Heavy Trucks - 0.7 %
    130,000     Commercial Vehicle Group, 8.0%, 7/1/13              $  131,300
    270,000     Greenbrier Co., Inc., 8.375%, 5/15/15                  274,050
     65,000     Titan Wheel International, Inc., 8.0%, 1/15/12 (144A    66,869
                                                                    $  472,219
                Electrical Component & Equipment - 0.2 %
    200,000     Power Contract Financing LLC, 0.681%, 2/5/10 (144A) $  163,000
                Industrial Machinery - 0.2 %
    150,000     Gardner Denver, Inc., 8.0%, 5/1/13 (144A)           $  158,250
                Trading Companies & Distributors - 0.9 %
    325,000     Glencore Funding LLC, 6.0%, 4/15/14 (144A)          $  322,137
    335,000     Noble Group, Ltd., 6.625%, 3/17/15 (144A)              315,752
                                                                    $  637,889
                Total Capital Goods                                 $1,912,227
                Commercial Services & Supplies - 1.7 %
                Diversified Commercial Services - 1.1 %
    500,000     NCO Group, Inc., 10.23%, 11/15/13 (144A)            $  501,250
    240,000     Park-Ohio Industries, Inc., 8.375%, 11/15/14           235,200
                                                                    $  736,450
                Environmental & Facilities Services - 0.5 %
     80,000     Clean Harbors, Inc., 11.25%, 7/15/12 (144A)         $   89,005
    240,000     Hydrochem Industrial Service, 9.25%, 2/15/13 (144A)    246,000
                                                                    $  335,005
                Office Services & Supplies - 0.1 %
     90,000     Nutro Products, Inc., 9.40%, 10/15/13 (144A)        $   92,700
                Total Commercial Services & Supplies                $1,164,155
                Transportation - 0.5 %
                Marine - 0.5 %
    185,000     CMA CGM SA, 7.25%, 2/1/13 (144A)                    $  187,775
    125,000     Stena AB, 7.0%, 12/1/16                                123,750
     40,000     Trailer Bridge, Inc., 9.25%, 11/15/11                   41,200
                                                                    $  352,725
                Total Transportation                                $  352,725
                Automobiles & Components - 0.3 %
                Auto Parts & Equipment - 0.3 %
    170,000     Baldor Electric, 8.625%, 2/15/17                    $  179,775
                Total Automobiles & Components                      $  179,775
                Consumer Durables & Apparel - 1.2 %
                Footwear - 0.2 %
    153,000     Brown Shoe Co., Inc., 8.75%, 5/1/12                 $  162,180
                Homebuilding - 1.0 %
     95,000     C10 Capital SPV Ltd, 6.722%, 12/31/49 (b)           $   93,538
    170,000     C8 Capital SPV Ltd, 6.64%, 12/31/49 (b)                167,960
    238,000     Meritage Homes Corp., 6.25%, 3/15/15                   214,795
    130,000     Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A)         141,830
     85,000     WCI Communities, Inc., 6.625%, 3/15/15                  79,475
                                                                    $  697,598
                Total Consumer Durables & Apparel                   $  859,778
                Consumer Services - 1.0 %
                Casinos & Gaming - 1.0 %
     50,000     Lottomatica S.p.A., 8.25%, 3/31/66 (144A) (b)       $   73,323
    225,000     Station Casinos, Inc., 6.625%, 3/15/18                 200,250
    250,000     Tropicana (Wimar), 9.625%, 12/15/14 (144A)             250,938
    145,000     Trump Entertainment Resorts, 8.5%, 6/1/15              146,450
                                                                    $  670,961
                Total Consumer Services                             $  670,961
                Media - 1.3 %
                Broadcasting & Cable TV - 0.7 %
    250,000     C&M Finance, Ltd., 8.1%, 2/1/16 (144A)              $  262,500
    210,000     Kabel Deutschland GMBH, 10.625%, 7/1/14                234,150
                                                                    $  496,650
                Movies & Entertainment - 0.3 %
    185,000     Corp Interamer De Entret, 8.875%, 6/14/15 (144A)    $  189,163
                Publishing - 0.3 %
    200,000     Sheridan Acquisition Corp., 10.25%, 8/15/11         $  209,250
                Total Media                                         $  895,063
                Food, Beverage & Tobacco - 0.6 %
                Brewers - 0.6 %
     90,000     Cerveceria Nacio, 8.0%, 3/27/14 (144A)              $   91,575
     80,000     Cia Brasileira de Bebida, 10.5%, 12/15/11               96,000
    220,000     Cia Brasileira de Bebida, 8.75%, 9/15/13               255,200
                                                                    $  442,775
                Total Food, Beverage & Tobacco                      $  442,775
                Health Care Equipment & Services - 0.3 %
                Health Care Facilities - 0.1 %
     65,000     HCA, Inc., 9.625%, 11/15/16                         $   70,200
                Health Care Services - 0.2 %
    165,000     Rural/Metro Corp., 9.875%, 3/15/15                  $  174,900
                Total Health Care Equipment & Services              $  245,100
                Pharmaceuticals & Biotechnology - 0.4 %
                Biotechnology - 0.2 %
    200,000     Angiotech Pharmaceutical, 7.75%, 4/1/14             $  184,500
                Pharmaceuticals - 0.2 %
    116,000     Warner Chilcott Corp., 8.75%, 2/1/15                $  120,930
                Total Pharmaceuticals & Biotechnology               $  305,430
                Banks - 1.9 %
                Diversified Banks - 1.9 %
    100,000     ALB Finance BV, 9.25%, 9/25/13 (144A)               $   97,000
    160,000     ATF Bank JSC, 9.25%, 4/12/12 (144A)                    159,235
    100,000     ATF Capital BV, 9.25%, 2/21/14 (144A)                   97,625
    135,000     Kazkommerts International BV, 8.0%, 11/3/15            137,025
    150,000     Russian Stand Bank, 7.5%, 10/7/10 (144A)               144,188
    200,000     Sibacademfinance Plc, 9.0%, 5/12/09 (144A)             202,586
    100,000     TNK-BP Finance SA, 6.625%, 3/20/17 (144A)               99,250
    240,000     TNK-BP Finance SA, 7.5%, 7/18/16 (144A)                253,200
    175,000     Turanalem Finance BV, 8.5%, 2/10/15 (144A)             177,406
                                                                    $1,367,515
                Total Banks                                         $1,367,515
                Diversified Financials - 2.3 %
                Consumer Finance - 0.8 %
    235,000     Ford Motor Credit Co., 5.7%, 1/15/10                $  224,959
     35,000     Ford Motor Credit Co., 5.8%, 1/12/09                    34,333
    320,000     SLM Corp., 4.0%, 7/25/14 (b)                           294,800
                                                                    $  554,092
                Specialized Finance - 1.5 %
    304,000     Alfa Div Pymt Rights, 7.25%, 12/15/11 (144A) (b)    $  304,000
    210,000     Ceva Group Plc, 8.50%, 12/1/14 (144A)                  288,858
    130,000     Cosan Finance, Ltd., 7.0%, 2/1/17 (144A)               128,050
    180,000     NSG Holdings, LLC, 7.75%, 12/15/25 (144A)              188,100
    120,000     Sally Holdings, 9.25%, 11/15/14 (144A)                 123,300
                                                                    $1,032,308
                Total Diversified Financials                        $1,586,400
                Insurance - 2.6 %
                Life & Health Insurance - 0.4 %
    300,000     Presidential Life Corp., 7.875%, 2/15/09            $  303,000
                Multi-Line Insurance - 0.7 %
    300,000     Hanover Insurance Group, 7.625%, 10/15/25           $  322,183
    140,000     Liberty Mutual Group, 7.0%, 3/15/37 (144A)             138,027
                                                                    $  460,210
                Property & Casualty Insurance - 1.0 %
    285,000     Kingsway America, Inc., 7.5%, 2/1/14                $  294,316
    350,000     Ohio Casualty Corp., 7.3%, 6/15/14                     375,078
                                                                    $  669,394
                Reinsurance - 0.5 %
    365,000     Platinum Underwriters Holdings, 7.5%, 6/1/17        $  386,220
                Total Insurance                                     $1,818,824
                Real Estate - 1.2 %
                Real Estate Management & Development - 0.2 %
    125,000     Forest City Enterprises, 7.625%, 6/1/15             $  127,188
                Real Estate Investment Trusts - 1.0 %
    120,000     BF Saul Real Estate Investment Trust, 7.5%, 3/1/14  $  121,800
     95,000     Crescent Real Estate, 9.25%, 4/15/09                    97,138
    340,000     Trustreet Properties, Inc., 7.5%, 4/1/15               370,351
    120,000     Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)     125,700
                                                                    $  714,989
                Total Real Estate                                   $  842,177
                Technology Hardware & Equipment - 0.6 %
                Communications Equipment - 0.2 %
    105,000     Mastec, Inc., 7.625%, 2/1/17 (144A)                 $  106,313
                Technology Distributors - 0.4 %
    311,000     Anixter International Corp., 5.95%, 3/1/15          $  292,340
                Total Technology Hardware & Equipment               $  398,653
                Semiconductors - 0.3 %
                Semiconductors - 0.3 %
    175,000     Chartered Semiconductor, 6.375%, 8/3/15             $  178,775
                Total Semiconductors                                $  178,775
                Telecommunication Services - 1.8 %
                Integrated Telecommunication Services - 0.7 %
    140,000     Eschelon Operating Co., 8.375%, 3/15/10             $  135,275
    200,000     PGS Solutions, Inc., 9.872%, 2/15/17 (144A)            200,500
    110,000     Stratos Global Corp., 9.875%, 2/15/13                  117,425
     63,000     Tele Norte Leste Participacoes , 8.0%, 12/18/13         67,505
                                                                    $  520,705
                Wireless Telecommunication Services - 1.1 %
    260,000     Digicel, Ltd., 9.25%, 9/1/12 (144A)                 $  274,300
    240,000     Intelsat Intermediate, 0.0%, 2/1/15                    199,200
    290,000     True Move Co., Ltd., 10.75%, 12/16/13 (144A)           295,075
                                                                    $  768,575
                Total Telecommunication Services                    $1,289,280
                Utilities - 0.5 %
                Electric Utilities - 0.3 %
    250,000     Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)    $  244,378
                Gas Utilities - 0.2 %
    125,000     Southern Union Co., 7.2%, 11/1/66                   $  126,008
                Total Utilities                                     $  370,386
                TOTAL CORPORATE BONDS
                (Cost  $20,660,651)                                 $21,269,554

                U.S. GOVERNMENT & AGENCY OBLIGATIONS - 49.0 %
    718,331     Federal Home Loan Mortgage Corp., 4.5%, 4/1/20      $  695,547
    425,445     Federal Home Loan Mortgage Corp., 4.5%, 7/1/20         411,951
    257,105     Federal Home Loan Mortgage Corp., 4.5%, 4/1/35         242,829
     37,321     Federal Home Loan Mortgage Corp., 5.0%, 5/1/34          36,137
    126,566     Federal Home Loan Mortgage Corp., 5.0%, 6/1/35         122,443
    339,522     Federal Home Loan Mortgage Corp., 5.0%, 6/1/36         328,133
     42,737     Federal Home Loan Mortgage Corp., 5.5%, 10/1/16         42,970
    573,309     Federal Home Loan Mortgage Corp., 5.5%, 11/1/34        568,536
    152,800     Federal Home Loan Mortgage Corp., 5.5%, 11/1/34        151,450
    310,329     Federal Home Loan Mortgage Corp., 5.5%, 1/1/35         307,589
    888,989     Federal Home Loan Mortgage Corp., 5.5% 2/1/37          879,645
    203,835     Federal Home Loan Mortgage Corp., 6.0%, 6/1/17         207,490
      8,553     Federal Home Loan Mortgage Corp., 6.0%, 2/1/33           8,667
    254,028     Federal Home Loan Mortgage Corp., 6.0%, 11/1/33        257,230
    143,374     Federal Home Loan Mortgage Corp., 6.0% 11/1/33         145,182
     12,054     Federal Home Loan Mortgage Corp., 6.0%, 1/1/33          12,214
    147,680     Federal Home Loan Mortgage Corp., 6.0%, 1/1/34         149,257
    185,917     Federal Home Loan Mortgage Corp., 6.0%, 4/1/35         187,533
    215,603     Federal Home Loan Mortgage Corp., 6.0%, 6/1/35         217,476
    271,188     Federal National Mortgage Association, 4.5%, 5/1/20    262,560
    173,418     Federal National Mortgage Association, 4.5%, 9/1/20    167,901
    141,702     Federal National Mortgage Association, 4.5%, 3/1/35    133,234
    572,361     Federal National Mortgage Association, 4.5%, 9/1/35    538,155
    152,665     Federal National Mortgage Association, 5.0%, 2/1/20    150,608
    573,722     Federal National Mortgage Association, 5.0%, 10/1/20   565,995
    171,574     Federal National Mortgage Association, 5.0%, 10/1/20   169,263
    322,256     Federal National Mortgage Association, 5.0%, 12/1/21   317,818
    333,409     Federal National Mortgage Association, 5.0%, 2/1/22    328,778
    323,294     Federal National Mortgage Association, 5.0%, 9/1/35    312,666
     29,817     Federal National Mortgage Association, 5.0%, 2/1/36     28,837
    544,327     Federal National Mortgage Association, 5.0%, 4/1/36    525,888
     45,606     Federal National Mortgage Association, 5.429%, 12/1/    45,821
     26,299     Federal National Mortgage Association, 5.5%, 3/1/18     26,419
     65,506     Federal National Mortgage Association, 5.5%, 12/1/18    65,804
     75,610     Federal National Mortgage Association, 5.5%, 4/1/19     75,982
    183,830     Federal National Mortgage Association, 5.5%, 5/1/34    182,217
    712,339     Federal National Mortgage Association, 5.5%, 10/1/35   705,615
    139,320     Federal National Mortgage Association, 5.5%, 12/1/35   138,005
    465,405     Federal National Mortgage Association, 5.5%, 3/1/36    461,012
    140,589     Federal National Mortgage Association, 5.5%, 5/1/36    139,122
     54,132     Federal National Mortgage Association, 5.575%, 1/1/3    54,514
     61,526     Federal National Mortgage Association, 6.0%, 7/1/17     62,622
      4,480     Federal National Mortgage Association, 6.0%, 12/1/31     4,541
      8,207     Federal National Mortgage Association, 6.0%, 2/1/32      8,320
      3,907     Federal National Mortgage Association, 6.0% 11/1/32      3,956
    243,622     Federal National Mortgage Association, 6.0%, 11/1/33   246,532
     74,921     Federal National Mortgage Association, 6.0%, 12/1/33    75,816
     96,109     Federal National Mortgage Association, 6.0%, 12/1/33    97,257
     99,415     Federal National Mortgage Association, 6.0%, 1/1/34    100,417
    800,000     Federal National Mortgage Association, 6.375%, 8/15/   646,652
      1,187     Federal National Mortgage Association, 6.5%, 7/1/31      1,223
      3,788     Federal National Mortgage Association, 6.5%, 10/1/31     3,902
      7,758     Federal National Mortgage Association, 6.5%, 2/1/32      7,991
    584,152     Federal National Mortgage Association, 6.5%, 9/1/36    595,908
        977     Federal National Mortgage Association, 7.0%, 9/1/29      1,019
      2,119     Government National Mortgage Association I, 7.0%, 3/     2,215
    109,087     Government National Mortgage Association II, 5.5%, 3   108,431
    202,140     Government National Mortgage Association II, 6.0%, 1   204,962
    193,159     Government National Mortgage Association, 4.5%, 9/15   183,126
    117,669     Government National Mortgage Association, 4.5%, 5/15   111,496
    413,563     Government National Mortgage Association, 4.5%, 4/15   391,586
    159,013     Government National Mortgage Assoication, 4.5%, 4/15   150,563
    293,273     Government National Mortgage Association, 4.5%, 3/15   277,592
    185,086     Government National Mortgage Association, 5.0%, 12/1   180,292
    199,877     Government National Mortgage Association, 5.0%, 4/15   194,595
    205,318     Government National Mortgage Association, 5.0%, 4/15   199,893
    296,497     Government National Mortgage Association, 5.5%, 10/1   298,097
    176,332     Government National Mortgage Association, 5.5%, 1/15   175,547
    328,613     Government National Mortgage Association, 5.5%, 4/15   327,150
    116,791     Government National Mortgage Association, 5.5%, 4/20   116,089
     43,780     Government National Mortgage Association, 5.5%, 7/15    43,585
    355,588     Government National Mortgage Association, 5.5%, 10/1   354,005
    658,231     Government National Mortgage Association, 5.5%, 6/15   655,016
    345,899     Government National Mortgage Association, 5.5%, 6/15   344,210
    884,569     Government National Mortgage Association, 5.5%, 11/1   880,249
    187,170     Government National Mortgage Association, 5.5%, 11/1   186,164
  1,200,001     Government National Mortgage Association, 5.5%, 1/15 1,193,484
    699,238     Government National Mortgage Association, 5.5%, 2/15   695,440
    680,000     Government National Mortgage Association, 5.5%, 3/15   676,307
    375,048     Government National Mortgage Association, 6.0%, 8/15   381,794
    125,663     Government National Mortgage Association, 6.0%, 8/15   127,911
     19,790     Government National Mortgage Association, 6.0%, 5/15    20,142
     22,377     Government National Mortgage Association, 6.0%, 6/15    22,775
    161,382     Government National Mortgage Association, 6.0%, 6/15   164,253
    218,003     Government National Mortgage Association, 6.0%, 2/15   221,774
     21,801     Government National Mortgage Association, 6.0%, 2/15    22,132
     12,436     Government National Mortgage Association, 6.0%, 3/15    12,625
     36,227     Government National Mortgage Association, 6.0%, 3/15    36,778
     35,706     Government National Mortgage Association, 6.0%, 3/15    36,267
     34,761     Government National Mortgage Association, 6.0%, 6/15    35,289
     37,469     Government National Mortgage Association, 6.0%, 7/15    38,039
     54,555     Government National Mortgage Association, 6.0%, 7/15    55,384
     38,664     Government National Mortgage Association, 6.0%, 9/15    39,252
     84,062     Government National Mortgage Association, 6.0%, 9/15    85,340
     18,625     Government National Mortgage Association, 6.0%, 9/15    18,908
     52,803     Government National Mortgage Association, 6.0%, 10/1    53,607
    116,415     Government National Mortgage Association, 6.0%, 8/15   118,049
    315,649     Government National Mortgage Association, 6.0%, 3/15   319,770
    652,672     Government National Mortgage Association, 6.0%, 10/1   661,192
     20,264     Government National Mortgage Association, 6.5%, 3/15    20,867
      6,973     Government National Mortgage Association, 6.5%, 1/15     7,176
      2,038     Government National Mortgage Association, 6.5%, 6/15     2,097
     15,490     Government National Mortgage Association, 6.5%, 2/15    15,923
     16,734     Government National Mortgage Association, 6.5%, 3/15    17,201
     20,970     Government National Mortgage Association, 6.5%, 11/1    21,571
     18,968     Government National Mortgage Association, 6.5%, 1/15    19,485
     23,703     Government National Mortgage Association, 6.5%, 5/15    24,349
     48,385     Government National Mortgage Association, 6.5%, 1/15    49,658
        332     Government National Mortgage Association, 7.0%, 3/15       347
      8,783     Government National Mortgage Association, 7.5%, 5/15     9,182
    625,000     U.S. Treasury Bonds, 4.375%, 12/15/10                  621,778
    360,000     U.S. Treasury Bonds, 5.25%, 11/15/28                   375,694
    720,000     U.S. Treasury Bonds, 6.25%, 8/15/23                    826,594
  1,300,000     U.S. Treasury Notes, 3.625%, 1/15/10                 1,268,770
    675,000     U.S. Treasury Notes, 4.25%, 11/15/14                   658,969
    150,000     U.S. Treasury Notes, 4.25%, 8/15/15                    145,986
    620,000     U.S. Treasury Notes, 4.25%, 1/15/11                    613,873
    600,000     U.S. Treasury Notes, 4.625%, 11/15/09                  600,914
    265,000     U.S. Treasury Notes, 4.875%, 2/15/12                   269,130
  1,200,000     U.S. Treasury Notes, 5.0%, 2/15/11                   1,220,578
    770,000     U.S. Treasury Notes, 5.5%, 8/15/28                     828,171
  1,243,326     U.S. Treasury Inflation Notes, 1.875%, 7/15/15       1,215,399
    316,088     U.S. Treasury Inflation Notes, 2.0%, 1/15/16           311,211
    601,260     U.S. Treasury Inflation Notes, 2.5%, 7/15/16           616,973
    844,170     U.S. Treasury Inflation Notes, 3.0%, 7/15/12           884,862
    153,864     U.S. Treasury Inflation Protected Security, 3.375%,    163,234
    552,321     U.S. Treasury Inflation Protected Security, 3.5%, 1/   583,151
    520,000     U.S. Treasury Strip, 0.0%, 11/15/13                    384,823
                                                                    $34,423,990
                TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                (Cost  $34,351,547)                                 $34,423,990

                FOREIGN GOVERNMENT BONDS - 5.4 %
195,000,000 ITL Banco Nac De Desen Econo, 8.0%, 4/28/10             $  147,258
  3,445,000 SEK Government of Sweden, 5.25%, 3/15/11                   516,841
  2,955,000 SEK Government of Sweden, 5.5%, 10/8/12                    455,006
  2,150,000 SEK Government of Sweden, 8.0%, 8/15/07                    312,675
 79,551,200 JPY Japan Government, 1.1%, 12/10/16                       641,487
  1,320,000 NOK Norwegian Government, 6.0%, 5/16/11                    228,063
  1,500,000 NOK Norwegian Government, 5.5%, 5/15/09                    250,397
    532,000 AUD Ontario Province, 5.5%, 4/23/13                        410,018
    207,000 AUD Queensland Treasury, 6.0%, 8/14/13                     165,575
    335,000 GBP United Kingdom Treasury, 4.75%, 6/7/10                 647,714
                                                                    $3,775,034
                TOTAL FOREIGN GOVERNMENT BONDS
                (Cost  $3,492,527)                                  $3,775,034

                MUNICIPAL BONDS - 0.7 %
                Muni  Airport - 0.4 %
    175,000     New Jersey Economic Development Authority Special Fa$  187,443
     50,000     New Jersey Economic Development Authority, 6.25%, 9/    51,694
    100,000     Wayne Charter County SPL, 6.75%, 12/1/15                67,926
                                                                    $  307,063
                Muni Tobacco - 0.2 %
    105,000     Tobacco Settlement Authority Washington, 6.625%, 6/1$  116,985
                Muni Utilities - 0.1 %
     60,000     San Antonio Texas Electric & Gas, 7.17%, 2/1/19 (144$   79,088
                TOTAL MUNICIPAL BONDS
                (Cost  $506,125)                                    $  503,136

                SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.2 % *
                Materials - 0.4 %
                Paper Packaging - 0.4 %
    249,370     Georgia-Pacific Corp., 2.0%, 12/20/12               $  250,947
                Total Materials                                     $  250,947
                Diversified Financials - 1.1 %
                Diversified Financial Services - 1.1 %
    233,540     Aramark, 2.125%, 4/26/13                            $  234,482
     16,460     Aramark LC Facility, 2.125%, 4/26/13                    16,527
    250,000     J.G.Wentworth 1st Lien, 2.25%, 3/1/14                  250,000
    244,641     Nutro Products, 2.0%, 4/26/13                          245,558
                                                                    $  746,567
                Total Diversified Financials                        $  746,567
                Technology Hardware & Equipment - 0.6 %
                Electronic Equipment & Instruments - 0.6 %
    250,000     Sally Holdings, 2.5%, 11/18/13                      $  252,118
    200,000     Sanmina - SCI Group, 2.5%, 1/31/08                     200,958
                                                                    $  453,076
                Total Technology Hardware & Equipment               $  453,076
                Semiconductors - 0.1 %
                Semiconductors - 0.1 %
     99,750     Freescale Semiconductor, 1.75%, 12/2/13             $  100,160
                Total Semiconductors                                $  100,160
                TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
                (Cost  $1,299,422)                                  $1,550,750

                RIGHTS/WARRANTS - 0.0 %
                Transportation - 0.0 %
                Railroads - 0.0 %
        210     Atlantic Express Transportation, Exp. 4/15/08       $      420
                Total Transportation                                $      420
                TOTAL RIGHTS/WARRANTS
                (Cost  $0)                                          $      420

                TOTAL INVESTMENT IN SECURITIES - 92.2%
                (Cost  $63,424,975)(a)                              $64,753,068
                OTHER ASSETS AND LIABILITIES - 7.8%                 $5,494,837
                TOTAL NET ASSETS - 100.0%                           $70,247,905

    (144A) Security is exempt from registration under Rule 144A of the Securities Act of 19

         * Senior secured floating rate loan interests in which the Portfolio invests gener

       (a) At March 31, 2007, the net unrealized loss on investments based on cost for fede

                Aggregate gross unrealized gain for all investments i $
2,039,845

                Aggregate gross unrealized loss for all investments i
(722,469)

                Net unrealized loss                                   $
1,317,376

       (b) Debt obligation with a variable interest rate. The rate shown is the rate at pe

           Note:Principal amounts are denominated in U.S. dollars unless otherwise denoted.
           AUD  Australian Dollar.
           DKK  Danish Kroner.
           GBP  British Pound
           ITL  Italian Lira.
           NOK  Norweigan Krone.
           SEK  Swedish Krone.
           JPY  Japanese Yen

                    Pioneer Growth Opportunities VCT
              Schedule of Investments  3/31/07 (unaudited)


 Shares                                                          Value
          COMMON STOCKS - 91.2 %
          Energy - 3.7 %
          Oil & Gas Drilling - 1.7 %
 125,100  Grey Wolf, Inc. *                                   $   838,170
 155,300  Parker Drilling Co. *                                 1,458,267
  72,700  Pride International, Inc. *                           2,188,270
                                                              $ 4,484,707
          Oil & Gas Equipment & Services - 1.2 %
  46,300  Dresser-Rand Group, Inc. *                          $ 1,410,298
  63,500  Hornbeck Offshore Services *                          1,819,275
                                                              $ 3,229,573
          Oil & Gas Exploration & Production - 0.5 %
  29,700  Newfield Exploration Co. *                          $ 1,238,787
          Oil & Gas Storage & Transporation - 0.3 %
  16,000  Energy Transfer Partners LP (b)                     $   932,160
          Total Energy                                        $ 9,885,227
          Materials - 3.7 %
          Construction Materials - 1.2 %
  72,100  Headwaters, Inc.*  (b)                              $ 1,575,385
  11,200  Martin Marietta Materials, Inc.                       1,514,240
                                                              $ 3,089,625
          Diversified Chemical - 0.6 %
  77,400  Hercules, Inc. *                                    $ 1,512,396
          Industrial Gases - 0.6 %
  38,500  Airgas, Inc.                                        $ 1,622,775
          Precious Metals & Minerals - 0.7 %
 199,100  Helca Mining Co. Corp. *                            $ 1,803,846
          Steel - 0.6 %
  26,900  Cleveland-Cliffs, Inc. (b)                          $ 1,721,869
          Total Materials                                     $ 9,750,511
          Capital Goods - 12.3 %
          Aerospace & Defense - 3.4 %
  21,100  Ceradyne, Inc. *  (b)                               $ 1,155,014
  36,900  DRS Technologies, Inc.                                1,925,073
  59,100  Moog Inc. *                                           2,461,515
 109,800  Orbital Sciences Corp. *                              2,057,652
  37,900  Teledyne Technologies, Inc. *                         1,418,976
                                                              $ 9,018,230
          Building Products - 0.6 %
  36,000  NCI Building Systems, Inc. * (b)                    $ 1,718,640
          Construction, Farm Machinery & Heavy Trucks - 2.8 %
  50,600  Terex Corp. *                                       $ 3,631,056
  37,800  Trinity Industries, Inc. (b)                          1,584,576
  62,600  Wabtec Corp.                                          2,159,074
                                                              $ 7,374,706
          Electrical Component & Equipment - 1.9 %
  27,900  Regal-Beloit Corp.                                  $ 1,294,002
  53,300  The Lamson & Sessions Co. *  (b)                      1,481,207
  44,600  Thomas & Betts Corp. *                                2,177,372
                                                              $ 4,952,581
          Industrial Conglomerates - 1.5 %
 120,400  Cardiome Pharma Corp. *  (b)                        $ 1,222,060
 125,400  Tredegar Corp.                                        2,857,866
                                                              $ 4,079,926
          Industrial Machinery - 2.1 %
  52,400  Crane Co.                                           $ 2,118,008
  35,700  Gardner Denver, Inc. *                                1,244,145
  42,600  Idex Corp.                                            2,167,488
                                                              $ 5,529,641
          Total Capital Goods                                 $32,673,724
          Commercial Services & Supplies - 2.6 %
          Commercial Printing - 0.5 %
  58,200  Cenevo, Inc. *                                      $ 1,414,260
          Diversified Commercial Services - 0.6 %
  41,200  School Specialty, Inc. *  (b)                       $ 1,487,732
          Human Resource & Employment Services - 1.5 %
  21,400  Administaff, Inc.                                   $   753,280
  87,700  Labor Ready Inc. *                                    1,665,423
  21,100  Manpower, Inc.                                        1,556,547
                                                              $ 3,975,250
          Total Commercial Services & Supplies                $ 6,877,242
          Transportation - 1.7 %
          Airlines - 1.7 %
  59,000  Alaska Air Group, Inc *                             $ 2,247,900
  66,300  Continental Airlines (Class B) * (b)                  2,412,657
                                                              $ 4,660,557
          Total Transportation                                $ 4,660,557
          Consumer Durables & Apparel - 6.2 %
          Apparel, Accessories & Luxury Goods - 2.3 %
  58,300  Carter's, Inc. *                                    $ 1,477,322
  65,400  Phillips-Van Heusen                                   3,845,520
  28,800  The Warnaco Group, Inc. *                               817,920
                                                              $ 6,140,762
          Footwear - 2.3 %
  28,000  K-Swiss, Inc.                                       $   756,560
  79,600  Skechers U.S.A. *                                     2,672,172
  90,900  Wolverine World Wide, Inc.                            2,597,013
                                                              $ 6,025,745
          Household Appliances - 0.5 %
  27,100  Snap-On, Inc. *                                     $ 1,303,510
          Housewares & Specialties - 0.6 %
  43,700  Jarden Corp. *                                      $ 1,673,710
          Leisure Products - 0.5 %
  66,300  Oakley, Inc.*                                       $ 1,335,282
          Total Consumer Durables & Apparel                   $16,479,009
          Consumer Services - 3.4 %
          Casinos & Gaming - 2.2 %
  80,200  Monarch Casino & Resort, Inc. *                     $ 2,085,200
 116,800  Scientific Games Corp. *                              3,834,544
                                                              $ 5,919,744
          Education Services - 0.6 %
  48,300  DeVry, Inc.                                         $ 1,417,605
          Hotels, Resorts & Cruise Lines - 0.6 %
  50,200  Ambassadors Group, Inc.                             $ 1,668,648
          Total Consumer Services                             $ 9,005,997
          Media - 1.9 %
          Movies & Entertainment - 0.8 %
  73,700  Marvel Entertainment, Inc. * (b)                    $ 2,045,175
          Publishing - 1.1 %
  55,900  Interactive Data Corp.                              $ 1,383,525
  32,000  Morningstar, Inc. *                                   1,652,480
                                                              $ 3,036,005
          Total Media                                         $ 5,081,180
          Retailing - 4.2 %
          Apparel Retail - 3.8 %
 115,900  Bebe Stores, Inc.                                   $ 2,014,342
  42,400  Charlotte Russe, Inc. *                               1,224,088
 162,100  New York & Co., Inc. *                                2,559,559
 137,475  Stage Stores, Inc.                                    3,204,542
  51,400  The Dress Barn, Inc. *  (b)                           1,069,634
                                                              $10,072,165
          Internet Retail - 0.4 %
  18,700  Priceline.com, Inc. *  (b)                          $   995,962
          Total Retailing                                     $11,068,127
          Food & Drug Retailing - 0.5 %
          Food Retail - 0.5 %
  63,100  Alimentation Couche-Tard, Inc.                      $ 1,321,996
          Total Food & Drug Retailing                         $ 1,321,996
          Food, Beverage & Tobacco - 0.9 %
          Soft Drinks - 0.9 %
  64,500  Hansen Natural Corp. *  (b)                         $ 2,443,260
          Total Food, Beverage & Tobacco                      $ 2,443,260
          Household & Personal Products - 0.8 %
          Personal Products - 0.8 %
 163,600  Playtex Products, Inc. *                            $ 2,220,052
          Total Household & Personal Products                 $ 2,220,052
          Health Care Equipment & Services - 11.2 %
          Health Care Distributors - 0.4 %
  57,000  PSS World Medical, Inc. *                           $ 1,204,980
          Health Care Equipment - 4.9 %
  33,600  Biosite, Inc. *                                     $ 2,821,392
  41,800  Conceptus, Inc. *                                       836,000
  46,500  Edwards Lifesciences Group *                          2,357,550
  59,700  Hologic, Inc. *                                       3,441,108
  93,600  Thoratec Corp. *  (b)                                 1,956,240
  48,551  Viasys Healthcare, Inc. *                             1,650,248
                                                              $13,062,538
          Health Care Facilities - 1.7 %
  46,700  Psychiatric Solution, Inc. *  (b)                   $ 1,882,477
  70,600  VCA Antech, Inc. *                                    2,563,486
                                                              $ 4,445,963
          Health Care Services - 1.8 %
 105,800  AMN Healthcare Services *                           $ 2,393,196
  59,800  Inventive Health, Inc. *                              2,289,742
                                                              $ 4,682,938
          Health Care Supplies - 0.7 %
  39,600  West Pharmaceuticals Services, Inc. *               $ 1,838,628
          Health Care Technology - 0.8 %
  77,500  Allscripts, Inc. *  (b)                             $ 2,077,775
          Managed Health Care - 0.9 %
  29,200  WellCare Health Plans, Inc. *  (b)                  $ 2,489,300
          Total Health Care Equipment & Services              $29,802,122
          Pharmaceuticals & Biotechnology - 7.4 %
          Biotechnology - 4.9 %
 124,800  Array Biopharma, Inc. *                             $ 1,584,960
 135,300  BioMarin Pharmaceutical, Inc. *                       2,335,278
 132,900  Cubist Pharmaceuticals, Inc. *                        2,933,103
 113,000  Keryx Biopharmaceuticals *                            1,188,760
  48,200  Onyx Pharmaceuticals, Inc. *  (b)                     1,197,288
  65,400  Regeneron Pharmaceuticals, Inc. *                     1,413,948
  82,153  Vertex Pharmaceuticals, Inc. *                        2,303,570
                                                              $12,956,907
          Life Sciences Tools & Services - 1.1 %
  49,200  Advanced Magnetics, Inc. *  (b)                     $ 2,965,284
          Pharmaceuticals - 1.4 %
  58,200  Sciele Pharma, Inc. *                               $ 1,378,176
 164,400  ViroPharma, Inc. * (b)                                2,359,140
                                                              $ 3,737,316
          Total Pharmaceuticals & Biotechnology               $19,659,507
          Banks - 1.7 %
          Regional Banks - 1.2 %
  27,600  East West Bancorp, Inc.                             $ 1,014,852
  81,980  Southwest Bancorp, Inc.                               2,106,066
                                                              $ 3,120,918
          Thrifts & Mortgage Finance - 0.5 %
  84,900  Franklin Bank Corp. *                               $ 1,517,163
          Total Banks                                         $ 4,638,081
          Diversified Financials - 3.0 %
          Asset Management & Custody Banks - 1.2 %
  36,300  Federated Investors, Inc.                           $ 1,332,936
  75,100  Waddell & Reed Financial, Inc.                        1,751,332
                                                              $ 3,084,268
          Consumer Finance - 0.9 %
  35,400  Compucredit Corp. *  (b)                            $ 1,105,188
  35,700  World Acceptance Corp. *  (b)                         1,426,215
                                                              $ 2,531,403
          Investment Banking & Brokerage - 0.9 %
  22,900  A.G. Edwards, Inc.                                  $ 1,584,222
  60,000  TradeStation Group, Inc. *                              755,400
                                                              $ 2,339,622
          Total Diversified Financials                        $ 7,955,293
          Insurance - 1.4 %
          Property & Casualty Insurance - 0.4 %
  45,900  Assured Guaranty, Ltd.                              $ 1,253,988
          Reinsurance - 1.0 %
  44,400  IPC Holdings, Ltd.                                  $ 1,280,940
  41,100  Platinum Underwriter Holdings, Ltd.                   1,318,488
                                                              $ 2,599,428
          Total Insurance                                     $ 3,853,416
          Real Estate - 0.6 %
          Mortgage Real Estate Investment Trusts - 0.6 %
  59,900  Annaly Capital Management, Inc.                     $   927,252
  49,800  Deerfield Triarc Capital Corp.                          746,502
                                                              $ 1,673,754
          Total Real Estate                                   $ 1,673,754
          Software & Services - 13.5 %
          Application Software - 4.9 %
  34,500  Ansys, Inc. *                                       $ 1,751,565
 123,000  Bottomline Technologies, Inc. *                       1,340,700
  70,700  Jack Henry  & Associates, Inc.                        1,700,335
  19,300  MicroStrategy, Inc. *                                 2,439,327
 143,100  Quest Software, Inc. *                                2,328,237
 183,700  Sonic Solutions * (b)                                 2,590,170
  92,100  TIBCO Software, Inc. *                                  784,692
                                                              $12,935,026
          Data Processing & Outsourced Services - 0.8 %
  81,300  eFunds Corp. *                                      $ 2,167,458
          Internet Software & Services - 5.1 %
  42,600  Digital River, Inc. *                               $ 2,353,650
  38,200  Infospace, Inc. *                                       980,594
  98,900  J2 Global Communications, Inc. *  (b)                 2,741,508
 181,300  RealNetworks, Inc. *                                  1,423,205
 214,800  Sonicwall, Inc. *                                     1,795,728
  75,800  WebEx Communications, Inc. *                          4,309,988
                                                              $13,604,673
          IT Consulting & Other Services - 1.0 %
  75,200  Acxiom Corp.                                        $ 1,608,528
  39,900  Forrester Research, Inc. *                            1,131,564
                                                              $ 2,740,092
          Systems Software - 1.7 %
  52,600  Macrovision Corp. *                                 $ 1,317,630
  28,300  Micros Systems, Inc. *                                1,527,917
  58,200  Progress Software Corp. *                             1,815,840
                                                              $ 4,661,387
          Total Software & Services                           $36,108,636
          Technology Hardware & Equipment - 5.6 %
          Communications Equipment - 2.5 %
  48,400  CommScope, Inc. *                                   $ 2,076,360
  23,900  Comtech Telecommunications *                            925,647
  57,400  NETGEAR, Inc. *                                       1,637,622
 166,700  Packeteer, Inc. *                                     2,070,414
                                                              $ 6,710,043
          Computer Hardware - 1.4 %
  70,500  Avid Technology, Inc. * (b)                         $ 2,459,040
  25,400  Diebold, Inc.                                         1,211,834
                                                              $ 3,670,874
          Electronic Manufacturing Services - 0.3 %
  93,800  TTM Technologies, Inc. *                            $   894,852
          Technology Distributors - 1.4 %
  99,000  Avnet, Inc. *                                       $ 3,577,860
          Total Technology Hardware & Equipment               $14,853,629
          Semiconductors - 4.3 %
          Semiconductor Equipment - 2.3 %
 107,700  Advanced Energy Industries, Inc. *                  $ 2,266,008
  86,300  MKS Instruments, Inc. *                               2,202,376
 104,300  Photronics, Inc. *                                    1,621,865
                                                              $ 6,090,249
          Semiconductors - 2.0 %
  88,700  AMIS Holdings, Inc. *                               $   971,265
 169,500  Amkor Technology, Inc. * (b)                          2,115,360
 190,800  SGC Holding Corp. *                                   1,701,936
  81,900  Silicon Image, Inc. *                                   668,304
                                                              $ 5,456,865
          Total Semiconductors                                $11,547,114
          Telecommunication Services - 0.6 %
          Integrated Telecommunication Services - 0.6 %
 100,500  Alaska Communications Systems Group, Inc.           $ 1,482,375
          Total Telecommunication Services                    $ 1,482,375
          TOTAL COMMON STOCKS
          (Cost  $206,135,418)                                $243,040,809

          WARRANTS - 0.0 %
          Health Care Equipment & Services - 0.0 %
          Health Care Facilities - -0.1 %
 140,000  Lifepoint Warrants, Exp. 4/1/07 *                   $ -
  84,000  Lifepoint Warrants, Exp. 7/21/07 *                    -
          Total Health Care Equipment & Services              $ -
          Pharmaceuticals & Biotechnology - 0.0 %
          Biotechnology - -0.1 %
 250,000  Photomedex Warrants, Exp. 6/13/07 *                 $ -
          Total Pharmaceuticals & Biotechnology               $ -
          TOTAL WARRANTS
          (Cost  $0)                                          $ -

          EXCHANGE TRADED FUNDS - 2.6 %
          Real Estate - 2.6 %
          Real Estate Investment Trusts - 2.6 %
  25,900 DJ Wilshire Real Estate Investment Trust Exchange Tr$ 2,342,655 27,300 iShare Dow Jones U.S. Real Estate Index Fund (b) 2,327,325
  22,500  iShares Cohen & Steers Realty Majors Index Fund  (b)  2,303,100
                                                              $ 6,973,080
          Total Real Estate                                   $ 6,973,080
          TOTAL EXCHANGE TRADED FUNDS
          (Cost  $7,397,746)                                  $ 6,973,080

          TEMPORARY CASH INVESTMENTS - 22.2 %
          Repurchase Agreement - 6.1 %
16,200,000UBS Warburg, Inc., 5.18%, dated 3/30/07, repurchase price of
          $16,200,000 plus accrued interest on 4/2/07, collateralized by
          16931000 U.S. Treasury Bill, 0.0%, 9/20/07          $16,200,000

          Security Lending Collateral - 16.1 %
42,941,763Securities Lending Investment Fund, 5.26%           $42,941,763
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $59,141,763)                                 $59,141,763
          TOTAL INVESTMENT IN SECURITIES - 116.0%
          (Cost  $272,674,927)(a)                             $309,155,652
          OTHER ASSETS AND LIABILITIES - (16.0)%              $   355,059
          TOTAL NET ASSETS - 100.0%                           $266,568,948

      *   Non-income producing security.

    (a) At March 31, 2007, the net unrealized gain on investments based on cost for federal

          Aggregate gross unrealized gain for all investments i $ 43,643,848

          Aggregate gross unrealized loss for all investments i    (7,163,516)

          Net unrealized gain                                   $ 36,480,332

    (b)   At March 31, 2007, the following securities were out on loan:

 Shares                         Security                         Value
   3,888  Advanced Magnetics, Inc. *                          $  234,330
  75,917  Allscripts, Inc. *                                   2,035,335
      99  Amkor Technology, Inc. *                                 1,236
  50,295  Avid Technology, Inc. *                              1,754,290
 119,196  Cardiome Pharma Corp. *                              1,209,839
   6,000  Ceradyne, Inc. *                                       328,440
   5,000  Cleveland-Cliffs, Inc.                                 320,050
  35,046  Compucredit Corp. *                                  1,094,136
  10,612  Continental Airlines (Class B) *                       386,171
  48,681  The Dress Barn, Inc. *                               1,013,052
  15,824  Energy Transfer Partners LP                            921,906
  55,195  Hansen Natural Corp. *                               2,090,787
  71,379  Headwaters, Inc.*                                    1,559,631
  22,275  iShares Cohen & Steers Realty Majors Index Fund      2,298,557
  27,027  iShare Dow Jones U.S. Real Estate Index Fund         2,303,781
  54,312  J2 Global Communications, Inc. *                     1,505,529
  52,767  The Lamson & Sessions Co. *                          1,466,395
  72,963  Marvel Entertainment, Inc. *                         2,024,723
  35,640  NCI Building Systems, Inc. *                         1,701,454
  37,620  Onyx Pharmaceuticals, Inc. *                           934,481
  12,500  Priceline.com, Inc. *                                  665,750
  46,233  Psychiatric Solution, Inc. *                         1,863,652
  34,000  School Specialty, Inc. *                             1,227,740
  60,965  Sonic Solutions *                                      859,607
  88,000  Thoratec Corp. *                                     1,839,200
  37,422  Trinity Industries, Inc.                             1,568,730
 156,123  ViroPharma, Inc. *                                   2,240,365
  28,710  WellCare Health Plans, Inc. *                        2,447,528
  26,000  World Acceptance Corp. *  (b)                        1,038,700
          Total                                               $38,935,395

              Pioneer Global High Yield VCT Portfolio
              SCHEDULE OF INVESTMENT  3/31/07 (unaudited)


 Shares Floating                                                      Value
        Rate (c)
              CONVERTIBLE CORPORATE BONDS - 0.4 %
              Pharmaceuticals & Biotechnology - 0.2 %
              Pharmaceuticals - 0.2 %
  30,000      Pharm Resources, 2.875%, 9/30/10                      $  28,125
              Total Pharmaceuticals & Biotechnology                 $  28,125
              Software & Services - 0.2 %
              Systems Software - 0.2 %
  30,000      Macrovision Corp., 2.625%, 8/15/11 (144A)             $  33,600
              Total Software & Services                             $  33,600
              TOTAL CONVERTIBLE CORPORATE BONDS
              (Cost  $55,933)                                       $  61,725
              ASSET BACKED SECURITIES - 4.4 %
              Energy - 0.6 %
              Oil & Gas Exploration & Production - 0.5 %
  85,838      Gazprom International SA, 7.201%, 2/1/20 (144A)       $  90,130
              Total Energy                                          $  90,130
              Transportation - 0.2 %
              Airlines - 0.2 %
  12,227      American Airlines, Inc., 7.379%, 5/23/16              $  12,090
  23,360      Continental Airlines, Inc., 8.499%, 5/1/11               23,886
                                                                    $  35,976
              Total Transportation                                  $  35,976
              Retailing - 1.1 %
              Distributors - 1.1 %
  60,000      Intcomex, Inc., 11.75%, 1/15/11                       $  60,750
 100,000      Sally Holdings, 10.5%, 11/15/16 (144A)                  102,750
                                                                    $ 163,500
              Total Retailing                                       $ 163,500
              Banks - 1.3 %
              Thrifts & Mortgage Finance - 1.2 %
 200,000 8.62 Taganka Car Loan Finance Plc, Floating Rate Note, 11/1$ 199,998
              Total Banks                                           $ 199,998
              Diversified Financial Services -1.0%
              Specialized Finance - 1.0%
 150,000 7.35 Alfa Dividend Payment Rights Finance, Floating Rate No$ 150,750
              Total Specialized Finance                             $ 150,750
              Technology Hardware & Equipment - 0.9 %
              Electronic Manufacturing Services - 0.9 %
 140,000      CIA Transporte Energia, 8.875%, 12/15/16 (144A)       $ 139,650
              Total Technology Hardware & Equipment                 $ 139,650
              Utilities - 0.9 %
              Electric Utilities - 0.9 %
 100,614      Ormat Funding Corp., 8.25%, 12/30/20                  $ 101,872
  43,253 7.00 Tenaska Alabama, 7.0%, 6/30/21 (144A)                    43,529
                                                                    $ 145,401
              Total Utilities                                       $ 145,401
              TOTAL ASSET BACKED SECURITIES
              (Cost  $818,089)                                      $ 925,405
              COLLATERIALZIED MORTGAGE OBLIGATIONS - 0.7 %
              Banks - 0.7 %
              Thrifts & Mortgage Finance - 0.6 %
  40,000      SBA CMBS Trust, 7.825%, 11/15/36                      $  40,252
  65,000      T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)               66,264
                                                                    $ 106,516
              Total Banks                                           $ 106,516
              TOTAL COLLATERIALZIED MORTGAGE OBLIGATIONS
              (Cost  $105,535)                                      $ 106,516
              CORPORATE BONDS - 87.5 %
              Energy - 12.2 %
              Coal & Consumable Fuels - 1.2 %
 200,000      Massey Energy Co., 6.875%, 12/15/13                   $ 189,750
              Oil & Gas Drilling - 1.2 %
 100,000      DDI Holding AS, 9.3%, 1/19/12 (144A)                  $ 104,250
 100,000      Norse Energy ASA, 6.5%, 7/14/11 (144A)                   80,250
                                                                    $ 184,500
              Oil & Gas Equipment & Services - 0.9 %
 500,000      Petromena AS, 9.75%, 5/24/12 (144A)                   $  86,767
  35,00011.60 Pipe Acquisition Finance, Floating Rate Note, 12/15/10   35,963
  25,000      Semgroup LP, 8.75%, 11/15/15 (144A)                      25,375
                                                                    $ 148,105
              Oil & Gas Exploration & Production - 6.2 %
  75,000      Baytex Energy, Ltd., 9.625%, 7/15/10                  $  78,750
  15,000      Berry Petroleum Co., 8.25% 11/1/16                       14,925
  50,000      Chesapeake Energy Corp., 7.625%, 7/15/13                 53,125
  75,000      Compton Petroleum Corp., 7.625%, 12/1/13                 73,313
 100,000      Denbury Resources, Inc., 7.5%, 12/15/15                 100,500
  15,000      Energy Partners, Ltd., 8.75%, 8/1/10                     15,750
  35,000      Harvest Operations Corp., 7.875%, 10/15/11               33,556
 105,000      Hilcorp Energy, 7.75%,11/1/15 (144A)                    103,163
  60,000      Hilcorp Energy, 9.0%, 6/1/16 (144A)                      63,600
1,000,000     PA Resources AB, 8.75%  3/10/10                         163,665
  15,000      Petroquest Energy, Inc., 10.375%, 5/15/12                15,675
  50,000      Pogo Producing Co., 6.875%, 10/1/17                      48,750
 110,000      Quicksilver Resources, Inc., 7.125%, 4/1/16             108,350
  60,000      Range Resources Corp., 7.5%, 5/15/16                     61,800
  25,000      Stone Energy Corp., 6.75%, 12/15/14                      23,375
                                                                    $ 958,297
              Oil & Gas Refining & Marketing - 1.1 %
 110,000      Aventine Renewable Energy, 10.0%, 4/1/17              $ 113,713
  50,000      Verasun Energy Corp., 9.875%, 12/15/12 (a)               52,125
                                                                    $ 165,838
              Oil & Gas Storage & Transportation - 1.6 %
  70,000      Copano Energy LLC, 8.125%, 3/1/16                     $  72,450
  60,000      Enterprise Products, Floating Rate Note, 8/1/66          65,657
  50,000      Inergy LP, 8.25%, 3/1/16                                 52,500
  50,000      LPG International, Inc., 7.25%, 12/20/15                 51,500
                                                                    $ 242,107
              Total Energy                                          $1,888,597
              Materials - 16.9 %
              Aluminum - 2.1 %
 100,000      Aleris International, Inc., 9.0%, 12/15/14 (144A)     $ 105,500
  90,000      Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)            90,113
 130,000      Indalex Holding, 11.5%, 2/1/14                          134,550
                                                                    $ 330,163
              Commodity Chemicals - 1.6 %
  49,000      Georgia Gulf Corp, 10.75% 10/15/16 (144A)             $  47,040
  50,000      Georgia Gulf Corp, 9.5% 10/15/14 (144A)                  48,000
 100,000      Invista, 9.25%, 5/1/12 (144A)                           106,500
  50,000      Tronox Worldwide/Finance, 9.5%, 12/1/12                  53,000
                                                                    $ 254,540
              Construction Materials - 0.5 %
  70,000      U.S. Concrete, Inc., 8.375%, 4/1/14                   $  71,050
              Diversified Chemical - 4.5 %
  50,000      Basell Finance Co., 8.1%, 3/15/27 (144A)              $  50,000
 110,000      Braskem SA, 11.75%, 1/22/14 (144A)                      140,800
  50,000      Crystal US Holdings, Inc., Floating Rate Note, 10/1/14   46,438
 100,000      Hexion Specialty Chemicals, 9.75%, 11/15/14 (144A)      104,875
 100,000      Ineos Group Holdings PLC, 7.875%, 2/15/16 (144A)        124,865
  50,000      Nell AF Sarl, 8.375%, 8/15/15 (144A)                     72,198
  40,000 8.50 Nova Chemicals Corp., Floating Rate Note, 11/15/13       39,800
  75,000      Phibro Animal Health Corp., 10.0, 8/1/13 (144A)          79,875
  35,000      Phibro Animal Health Corp., 13.0, 8/1/14 (144A)          37,450
                                                                    $ 696,301
              Diversified Metals & Mining - 2.1 %
  10,000      American Rock Salt Co., LLC, 9.5%, 3/15/14            $  10,125
 120,000      FMG Finance Pty, Ltd., 10.625%, 9/1/16 (144A)           138,000
  25,000      Freeport-McMoran Copper & Gold, 8.375%, 4/1/17           27,031
  75,000      PNA Group, Inc., 10.75%, 9/1/16 (144A)                   80,625
  65,00012.36 Pna Intermed Holding Cor, Floating Rate Note, 2/15/13    66,625
                                                                    $ 322,406
              Forest Products - 0.3 %
  30,000      Ainsworth Lumber, 6.75%, 3/15/14                      $  20,550
  30,000      Mandra Foresty, 12.0%, 5/15/13 (144A)                    27,600
                                                                    $  48,150
              Metal & Glass Containers - 1.6 %
  40,000      Consol Glass, Ltd., 7.625%, 4/15/14 (144A)            $  54,139
  75,000      Impress Metal Pack Holding, 9.25%, 9/15/14 (144A)       105,668
  80,000      Vitro Envases Norteamerica, 9.125%, 2/1/17 (144A)        82,000
                                                                    $ 241,807
              Paper Packaging - 1.6 %
 100,000      AEP Industries, Inc., 7.875%, 3/15/13                 $ 102,000
  40,000      Graham Packaging Co., 9.875%, 10/15/14 (a)               40,800
 100,000      Graphic Packaging Co., 9.5%, 8/15/13                    106,375
                                                                    $ 249,175
              Paper Products - 1.0 %
 110,000      Exopac Holding Corp., 11.25%, 2/1/14                  $ 117,700
  30,000      P.H. Glatfelter, 7.125%, 5/1/16                          30,450
                                                                    $ 148,150
              Specialty Chemicals - 0.6 %
 100,000      Chemtura Corp., 6.875%, 6/1/16                        $  96,750
              Steel - 1.0 %
  85,000      CSN Islands X Corp., 9.50%, 7/1/49 (144A)             $  89,250
  50,000      Zlomrex International, 8.5%, 2/1/14 (144A)               65,671
                                                                    $ 154,921
              Total Materials                                       $2,613,413
              Capital Goods - 9.7 %
              Aerospace & Defense - 0.6 %
  60,000      L-3 Communications Corp., 6.375%, 10/15/15            $  59,475
  30,000      Transdigm, Inc., 7.75%, 7/15/14                          30,975
                                                                    $  90,450
              Building Products - 1.0 %
 100,000 9.61 Builders Firstsource, Inc., Floating Rate Note, 2/15/1$ 101,500
  50,000      Loma Negra C.I.A.S.A., 7.25%, 3/15/13 (144A)             50,000
                                                                    $ 151,500
              Construction & Engineering - 1.3 %
  50,000      Desarrolladora Homex SA, 7.5%, 9/28/15                $  51,600
  60,000      Dycom Industries, 8.125%, 10/15/15                       63,000
 500,000 0.00 Sevan Drilling, Floating Rate Note, 12/7/12              84,505
                                                                    $ 199,105
              Construction & Farm Machinery & Heavy Trucks - 3.3 %
 120,000      Accuride Corp., 8.5%, 2/1/15                          $ 120,900
  70,000      Commercial Vehicle Group, 8.0%, 7/1/13                   70,700
  75,000      Greenbrier Co., Inc., 8.375%, 5/15/15                    76,125
 135,000      Stanadyne Corp., 10.0%, 8/15/14                         139,050
 105,000      Titan Wheel International, Inc., 8.0%, 1/15/12 (144A)   108,019
                                                                    $ 514,794
              Electrical Component & Equipment - 1.1 %
  60,000      Caiua Serv Electricidad, 11.125%, 4/2/49 (144A)       $  61,680
 125,000      Power Contract Financing LLC, 0.681%, 2/5/10 (144A)     101,875
                                                                    $ 163,555
              Heavy Electrical Equipment - 0.4 %
  60,000      Altra Industrial Motion, 9.0%, 12/1/11                $  62,400
              Industrial Conglomerates - 0.5 %
  75,000      Industrias Unidas, 11.5%, 11/15/16 (144A)             $  80,063
              Trading Companies & Distributors - 1.5 %
  25,000      Glencore Funding LLC, 6.0%, 4/15/14 (144A)            $  24,780
  75,000      Marfrig Overseas Ltd., 9.625%, 11/16/16 (144A)           78,188
 135,000      Noble Group, Ltd., 6.625%, 3/17/15 (144A)               127,243
                                                                    $ 230,211
              Total Capital Goods                                   $1,492,078
              Commercial Services & Supplies - 3.0 %
              Diversified Commercial Services - 1.6 %
 200,000      NCO Group, Inc., 11.875%, 11/15/14 (144A)             $ 210,750
  45,000      Park-Ohio Industries, Inc., 8.375%, 11/15/14             44,100
                                                                    $ 254,850
              Environmental & Facilities Services - 0.9 %
  13,000      Clean Harbors, Inc., 11.25%, 7/15/12 (144A)           $  14,463
  65,000      Hydrochem Industrial Service, 9.25%, 2/15/13 (144A)      66,625
  38,260      New Reclamation Group, 8.125%, 2/1/13 (144A)             53,457
                                                                    $ 134,545
              Office Services & Supplies - 0.5 %
  75,000      Nutro Products, Inc., 10.75%, 4/15/14 (144A)          $  81,000
              Total Commercial Services & Supplies                  $ 470,395
              Transportation - 4.4 %
              Airlines - 0.6 %
 100,000      Gol Finance, 8.75%, 4/29/49 (144A)                    $  99,500
              Airport Services - 1.0 %
 150,000      K&F Acquisition, Inc., 7.75%, 11/15/14                $ 159,375
              Marine - 0.6 %
 105,000      Stena AB, 7.0%, 12/1/16                               $ 103,950
              Marine Ports & Services - 0.8 %
 125,000      Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)           $ 126,563
              Railroads - 1.2 %
 140,000      Kansas City Southern Mex, 7.625%, 12/1/13 (144A)      $ 141,575
  45,000      TFM SA De CV, 9.375%, 5/1/12                             48,375
                                                                    $ 189,950
              Total Transportation                                  $ 679,338
              Automobiles & Components - 1.5 %
              Auto Parts & Equipment - 1.1 %
 130,000      Baldor Electric, 8.625%, 2/15/17                      $ 137,475
  45,000      Cooper Standard Auto, 8.375%, 12/15/14 (a)               37,688
                                                                    $ 175,163
              Automobile Manufacturers - 0.4 %
  25,000      Ford Motor Credit Corp., 7.375%, 10/28/09             $  24,954
  25,000      General Motors, 7.25%, 7/3/13                            32,051
                                                                    $  57,005
              Total Automobiles & Components                        $ 232,168
              Consumer Durables & Apparel - 1.3 %
              Homebuilding - 0.6 %
  40,000      Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A)        $  43,640
  15,000      WCI Communities, Inc., 7.875%, 10/1/13 (a)               14,400
  50,000      William Lyon Homes, 7.50%,  2/15/14 (a)                  43,750
                                                                    $ 101,790
              Household Appliances - 0.4 %
  80,000      Tech Olympic U.S.A, Inc., 10.375%, 7/1/12 (a)         $  60,400
              Housewares & Specialties - 0.3 %
  45,000      Jarden Corp., 7.50%, 5/1/17                           $  45,450
              Total Consumer Durables & Apparel                     $ 207,640
              Consumer Services - 3.8 %
              Casinos & Gaming - 3.3 %
  50,000      Codere Finance SA., 8.25%, 6/15/15 (144A)             $  71,029
  65,000      Little Traverse Bay Odawa Inn, 10.25%, 2/15/14 (144A)    66,950
  50,000 8.25 Lottomatica Spa, Variable Rate Note, 3/31/66 (144A)      73,323
  25,000      Pokagon Gaming Authority, 10.375%, 6/15/14 (144A)        27,563
  75,000      Station Casinos, Inc., 6.625%, 3/15/18                   66,750
 120,000      Tropicana (Wimar), 9.625%, 12/15/14 (144A)              120,450
  75,000      Trump Entertainment Resorts, 8.5%, 6/1/15 (a)            75,750
                                                                    $ 501,815
              Hotels, Resorts & Cruise Lines - 0.1 %
  20,00010.12 HRP Myrtle Beach, Floating Rate Note, 4/1/12 (144A)   $  20,100
              Specialized Consumer Services - 0.4 %
  50,000 5.43 Tui AG, Floating Rate Note, 12/10/10 (144A)           $  66,439
              Total Consumer Services                               $ 588,354
              Media - 2.7 %
              Broadcasting & Cable TV - 1.7 %
  80,000      Cablemas Sa De Cv, 9.375%, 11/15/15 (144A)            $  89,600
  40,000      CCH I LLC, 11.0%, 10/1/15                                41,500
  50,000      CCH II LLC/CCH II Cap CP, 10.25%, 9/15/10                52,688
  75,000      Kabel Deutschland GMBH, 10.625%, 7/1/14                  83,625
                                                                    $ 267,413
              Movies & Entertainment - 0.6 %
  85,000      Corp Interamer De Entret, 8.875%, 6/14/15 (144A)      $  86,913
              Publishing - 0.4 %
  20,772      AAC Group Holding Corp., 12.75%, 10/1/12 (PIK)        $  23,369
  30,000      Sheridan Acquisition Corp., 10.25%, 8/15/11              31,388
                                                                    $  54,757
              Total Media                                           $ 409,083
              Food & Drug Retailing - 0.2 %
              Drug Retail - 0.2 %
  25,000      Duane Reade, Inc., 9.75%, 8/1/11 (a)                  $  24,063
              Total Food & Drug Retailing                           $  24,063
              Food Beverage & Tobacco - 1.8 %
              Agricultural Products - 1.2 %
 100,000      Cosan Finance, Ltd., 7.0%, 2/1/17 (144A)              $  98,500
  80,000      Cosan SA Industria, 8.25%, 2/15/49 (144A)                80,200
                                                                    $ 178,700
              Distillers & Vintners - 0.4 %
  46,200      Belvedere, 7.692%, 4/11/14                            $  58,675
              Packaged Foods & Meats - 0.2 %
  30,000      Bertin, Ltd., 10.25%, 10/5/16 (144A)                  $  32,925
              Total Food Beverage & Tobacco                         $ 270,300
              Health Care Equipment & Services - 3.1 %
              Health Care Equipment - 0.3 %
  50,000      Accellent, Inc., 10.5%, 12/1/13                       $  51,750
              Health Care Facilities - 1.4 %
  75,000      Hanger Orthopedic Group., 10.25%, 6/1/14              $  79,688
  50,000      HCA, Inc., 9.625%, 11/15/16                              54,000
  70,000      Psychiatric Solutions, 7.75%, 7/15/15                    71,050
  15,000      Sun Healthcare Group, Inc., 9.125%, 4/15/15 (144A)       15,375
                                                                    $ 220,113
              Health Care Supplies - 0.8 %
 100,000      Cooper Cos, Inc., 7.125%, 2/15/15 (144A)              $ 101,500
  20,00012.86 Medical Services Co., Floating Rate Note, 10/15/11       18,850
                                                                    $ 120,350
              Managed Health Care - 0.6 %
  90,000      Multiplan, Inc., 10.375% 4/15/16 (144A)               $  92,250
              Total Health Care Equipment & Services                $ 484,463
              Pharmaceuticals & Biotechnology - 1.2 %
              Biotechnology - 0.5 %
 100,000      Angiotech Pharmaceutical, 7.75%, 4/1/14 (a)           $  92,250
              Pharmaceuticals - 0.6 %
  82,000      Warner Chilcott Corp., 8.75%, 2/1/15                  $  85,485
              Total Pharmaceuticals & Biotechnology                 $ 177,735
              Banks - 6.2 %
              Diversified Banks - 6.2 %
 150,000      ALB Finance BV, 9.375%, 12/31/49                      $ 136,365
  75,000      ATF Bank JSC, 9.25%, 4/12/12 (144A)                      74,642
 100,000      ATF Capital BV, 9.25%, 2/21/14 (144A)                    97,625
 125,000      Banco Macro SA, 8.5%  2/1/17 (144A)                     123,750
 100,000      Centercredit Internation, 8.625%, 1/30/14 (144A)         95,500
  50,000      Hipotecaria Su Casita SA, 8.5%, 10//4/16 (144A)          53,250
  40,000      Russian Stand Bank, 7.5%, 10/7/10 (144A)                 38,450
 150,000      Sibacademfinance Plc, 9.0%, 5/12/09 (144A)              151,940
 100,000      TNK-BP Finance SA, 6.625%, 3/20/17 144A                  99,250
  80,000      Turanalem Finance BV, 8.5%, 2/10/15 (144A)               81,100
                                                                    $ 951,872
              Total Banks                                           $ 951,872
              Diversified Financials - 1.2 %
              Consumer Finance - 0.7 %
 100,000      Ace Cash Express, Inc., 10.25%, 10/1/14 (144A)        $ 103,000
              Investment Banking & Brokerage - 0.5 %
  75,000      Sistema Finance SA, 10.25%, 4/14/08                   $  77,940
              Total Diversified Financials                          $ 180,940
              Insurance - 1.7 %
              Life & Health Insurance - 0.2 %
  35,000      Presidential Life Corp., 7.875%, 2/15/09              $  35,350
              Multi-Line Insurance - 1.4 %
 200,000      Sul America Partecipacoe, 8.625%, 2/15/12 (144A)      $ 206,500
              Reinsurance - 0.1 %
  20,000      Platinum Underwriters HD, 7.50%, 6/1/17               $  21,163
              Total Insurance                                       $ 263,013
              Real Estate - 2.2 %
              Real Estate Management & Development - 1.2 %
 100,000      Greentown China Holds, 9.0%, 11/8/13 (144A)           $ 102,500
  90,000      Inversiones Y Rep, 8.5%, 2/2/17 (144A)                   89,550
                                                                    $ 192,050
              Real Estate Investment Trusts 1.0 %
 140,000      Trustreet Properties, Inc., 7.5%, 4/1/15              $ 152,498
              Total Real Estate                                     $ 344,548
              Software & Services - 1.2 %
              IT Consulting & Other Services - 0.7 %
 120,000      Msx International, 12.5%, 4/1/12 (144A)               $ 120,900
              Logistics - 0.5%
  50,000      Ceva Group PLC, 10.0%, 12/1/16 (144A)                 $  70,612
              Total Software & Services                             $ 191,512
              Technology Hardware & Equipment - 2.6 %
              Communications Equipment - 0.5 %
  70,000      Mastec, Inc., 7.625%, 2/1/17 (144A)                   $  70,875
              Computer Hardware - 0.9 %
  70,000      Activant Solutions, Inc., 9.5%, 5/1/16                $  68,950
  75,000      Compucom Systems, Inc., 12.0%, 11/1/14 (144A)            80,063
                                                                    $ 149,013
              Electronic Manufacturing Services - 0.1 %
  20,000      Sanmina-Sci Corp., 6.75%, 3/1/13 (b)                  $  18,200
              Office Electronics - 0.3 %
  35,000      Xerox Corp., 9.75%, 1/15/09                           $  51,064
              Technology Distributors - 0.7 %
 100,000      Da-Lite Screen Co., Inc., 9.5%, 5/15/11               $ 104,500
              Total Technology Hardware & Equipment                 $ 393,652
              Semiconductor Equipment - 0.2 %
  25,000      Freescale Semiconductor, 8.875%, 12/15/14 (144A)      $  25,031
              Semiconductors - 0.9 %
 105,000 9.23 Freescale Semiconductor Variable Rate, 12/14/14 (144A)$ 104,738
  35,000      NXP BV, 7.785%, 10/15/14 (144A)                          36,138
                                                                    $ 140,876
              Total Semiconductors                                  $ 165,907
              Telecommunication Services - 7.9 %
              Integrated Telecommunication Services - 2.7 %
  58,000      Eschelon Operating Co., 8.375%, 03/15/10              $  56,043
 200,000      PGS Solutions, Inc., 9.872%, 2/15/17 (144A)             200,500
 142,000      Tele Norte Leste Participacoes , 8.0%, 12/18/13         152,153
                                                                    $ 408,696
              Wireless Telecommunication Services - 5.2 %
  30,000      Broadview Networks Holdings, 11.375%, 9/1/12 (144A)   $  32,100
  90,000      Cell C Pty, Ltd., 11.0%, 7/1/15 (144A)                   90,900
  15,000      Cell C Pty, Ltd., 8.625%, 7/1/12 (144A)                  20,432
  40,00013.60 Cleveland Unlimited, Inc., Floating Rate Notes, 12/15/   43,700
  80,000      Cricket Communications I, 9.375%, 11/1/14 (144A)         84,800
 100,000      Digicel, Ltd., 9.25%, 9/1/12 (144A)                     105,500
 110,000      Huges Network System, 9.5%, 4/15/14                     115,775
 175,000 0.00 Intelsat Intermediate, 0.0%, 2/1/15                     145,250
  50,000      Mobile Telesystems Finance, 8.0%, 1/28/12                52,875
 120,000      True Move Co., Ltd., 10.75%, 12/16/13 (144A)            122,100
                                                                    $ 813,432
              Total Telecommunication Services                      $1,222,128
              Utilities - 1.4 %
              Electric Utilities - 0.4 %
  60,000      Mirant JPSCO Finance, Ltd., 11.0%, 7/6/16 (144A)      $  64,200
              Gas Utilities - 0.9 %
 145,000 7.20 Southern Union Co., 7.2%, 11/1/66                     $ 146,169
              Total Utilities                                       $ 210,369
              TOTAL CORPORATE BONDS
              (Cost  $13,231,372)                                   $13,461,568
              FOREIGN GOVERNMENT BONDS - 0.3 %
35,000,000    Banco Nac De Desen Econo, 8.0%, 4/28/10               $  26,431
40,000,000    Republic of Columbia, 11.75%, 3/1/10                     18,886
                                                                    $  45,317
              TOTAL FOREIGN GOVERNMENT BONDS
              (Cost  $42,144)                                       $  45,317
              MUNICIPAL BONDS - 0.4 %
              Government - 0.4 %
              Municipal Utilities - 0.4 %
  50,000 7.17 San Antonio Texas Electric & Gas, Floating Rate Note, $  65,907
              TOTAL MUNICIPAL BONDS
              (Cost  $65,476)                                       $  65,907
              SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.6% **
 233,540      Aramark, Term loan, 2.125%, 4/26/13                   $ 234,482
  16,460      Aramark LC Facility, Term Loan, 2.125%, 1/26/14          16,527
  99,748      Georgia-Pacific Corp., Term Loan, 2.0%, 12/20/12        100,379
  50,000      Sanmina-Sci Corp., 2.5%, 1/31/08                         50,240
                                                                    $ 401,628
              TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
              (Cost  $400,475)                                      $ 401,628
              RIGHTS/WARRANTS - 0.1 %
              Energy - 0.1 %
              Oil & Gas Drilling - 0.1 %
 100,000      Norse Energy Corp., ASA *                             $  21,383
              Total Energy                                          $  21,383
              Materials - 0.0 %
              Forest Products - 0.0 %
       5      Mandra Forestry-CW13, Warrants Expire 5/15/13 *       $      -
              Total Materials                                       $      -
              TOTAL RIGHTS/WARRANTS
              (Cost  $10,476)                                       $  21,383
              TMEPORARY CASH INVESTMENT - 2.1 %
              Security Lending Collateral - 2.1 %
 320,956      Securities Lending Investment Fund, 5.26%             $ 320,956
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost  $320,956)                                      $ 320,956
              TOTAL INVESTMENT IN SECURITIES - 99.9%
              (Cost  $14,828,718)(b)                                $15,410,405
              OTHER ASSETS AND LIABILITIES - 0.1%                   $  17,587
              TOTAL NET ASSETS - 100.0%                             $15,427,992

          *   Non-income producing security.

        (144A)Security is exempt from registration under Rule 144A of the Securitie

         (a)  At March 31, 2007, the following securities were out on loan:
        Shares                       Security                         Value
        99,000Angiotech Pharmaceutical, 7.75%, 4/1/14               $ 95,142
        44,550Cooper Standard Auto, 8.375%, 12/15/14                  38,399
        24,750Duane Reade, Inc., 9.75%, 8/1/11                        24,217
        39,600Graham Packaging Co., 9.875%, 10/15/14                  42,184
        49,500William Lyon Homes, 7.50%,  2/15/14                     43,777
        29,700Tech Olympic U.S.A, Inc., 10.375%, 7/1/12               23,185
        74,250Trump Entertainment Resorts, 8.5%, 6/1/15               77,079
        49,500Verasun Energy Corp., 9.875%, 12/15/12                  53,029
        14,850WCI Communities, Inc., 7.875%, 10/1/13                  14,837
              Total                                                 $411,849

         (b) At March 31, 2007, the net unrealized gain on investments based on co

              Aggregate gross unrealized gain for all investments in$650,775

              Aggregate gross unrealized loss for all investments in (69,088)

              Net unrealized gain                                   $581,687

         (c) Debt obligation with a variable interest rate. The rate shown is the

          ** Senior secured floating rate loan interests in which the Portfolio in

            Pioneer Small Cap Value VCT Portfolio
            SCHEDULE OF INVESTMENTS  3/31/07 (unaudited)

Shares                                                                Value

            COMMON STOCKS - 91.1 %
            Energy - 4.4 %
            Coal & Consumable Fuels - 0.5 %
 16,887     Massey Energy Co. (a)                                 $    405,119
            Oil & Gas Drilling - 0.3 %
  5,974     Todco *                                               $    240,931
            Oil & Gas Equipment & Services - 1.6 %
 15,628     Gulfmark offshore, Inc. *                             $    682,162
 43,911     Key Energy Services, Inc. *                                717,945
                                                                  $  1,400,107
            Oil & Gas Exploration & Production - 2.0 %
 18,326     Forest Oil Corp. * (a)                                $    611,539
  8,617     Penn Virginia Corp.                                        632,488
 13,890     Southwestern Energy Co. *                                  569,212
                                                                  $  1,813,239
            Total Energy                                          $  3,859,396
            Materials - 4.0 %
            Diversified Chemical - 0.7 %
 15,400     Hercules, Inc. *                                      $    300,916
 11,300     Rockwood Holdings, Inc. *                                  312,784
                                                                  $    613,700
            Fertilizers & Agricultural Chemicals - 0.7 %
 36,900     Terra Industries, Inc. *                              $    645,750
            Specialty Chemicals - 1.1 %
 20,700     Ferro Corp. *                                         $    447,327
 17,700     H.B. Fuller Co.                                            482,679
                                                                  $    930,006
            Steel - 1.5 %
 11,600     Chaparral Steel Co. *                                 $    674,772
 20,700     Commercial Metals Co. *                                    648,945
                                                                  $  1,323,717
            Total Materials                                       $  3,513,173
            Capital Goods - 8.2 %
            Aerospace & Defense - 1.4 %
 33,200     Orbital Sciences Corp. *                              $    622,168
 11,900     United Industrial Corp.                                    656,880
                                                                  $  1,279,048
            Construction & Engineering - 2.1 %
 10,500     EMCOR Group, Inc. *                                   $    619,290
 17,000     Perini Corp. *                                             626,620
 14,000     URS Corp. *                                                596,260
                                                                  $  1,842,170
            Construction & Farm Machinery & Heavy Trucks - 1.5 %
  8,600     Cascade Corp. *                                       $    514,968
 23,201     Wabtec Corp.                                               800,202
                                                                  $  1,315,170
            Electrical Component & Equipment - 1.5 %
 11,000     Acuity Brands, Inc. *                                 $    598,840
 13,200     Belden CDT, Inc.                                           707,388
                                                                  $  1,306,228
            Industrial Conglomerates - 0.3 %
 30,300     Cardiome Pharma Corp. *                               $    307,545
            Industrial Machinery - 1.4 %
 17,900     Gardner Denver, Inc. *                                $    623,815
 14,200     Kaydon Corp.                                               604,352
                                                                  $  1,228,167
            Total Capital Goods                                   $  7,278,328
            Commercial Services & Supplies - 4.1 %
            Commercial Printing - 0.6 %
  7,300     Consolidated Graphics, Inc. *                         $    540,565
            Diversified Commercial Services - 0.6 %
 11,500     The GEO Group, Inc. *                                 $    521,180
            Environmental & Facilities Services - 0.6 %
 23,800     Rollins, Inc. *                                       $    547,638
            Human Resource & Employment Services - 1.2 %
 21,949     Korn/Ferry International *                            $    503,510
 11,438     Watson Wyatt Worldwide, Inc.                               556,459
                                                                  $  1,059,969
            Office Services & Supplies - 1.1 %
 19,600     Knoll, Inc.                                           $    467,068
 15,100     Miller (Herman), Inc.                                      505,699
                                                                  $    972,767
            Total Commercial Services & Supplies                  $  3,642,119
            Transportation - 2.1 %
            Air Freight & Couriers - 0.6 %
 18,200     Hub Group, Inc. *                                     $    527,618
            Airlines - 0.4 %
  8,700     Alaska Air Group, Inc *                               $    331,470
            Marine - 0.7 %
 18,632     Genco Shipping & Trading, Ltd.                        $    592,125
            Railroads - 0.4 %
 11,300     Kansas City Southern Industries, Inc. * (a)           $    402,054
            Total Transportation                                  $  1,853,267
            Consumer Durables & Apparel - 5.5 %
            Apparel, Accessories & Luxury Goods - 1.6 %
 20,200     Carter's, Inc. *                                      $    511,868
 15,500     Phillips-Van Heusen                                        911,400
                                                                  $  1,423,268
            Footwear - 1.5 %
 31,100     Iconix Brand Group, Inc. *                            $    634,440
 24,300     Wolverine World Wide, Inc.                                 694,251
                                                                  $  1,328,691
            Household Appliances - 0.7 %
 13,200     Snap-On, Inc. *                                       $    634,920
            Housewares & Specialties - 1.0 %
 23,141     Jarden Corp. *                                        $    886,300
            Leisure Products - 0.7 %
 31,600     Oakley, Inc. *                                        $    636,424
            Total Consumer Durables & Apparel                     $  4,909,603
            Consumer Services - 2.3 %
            Casinos & Gaming - 0.9 %
 24,100     Scientific Games Corp. *                              $    791,203
            Hotels, Resorts & Cruise Lines - 0.6 %
 15,700     Ambassadors Group, Inc.                               $    521,868
            Restaurants - 0.8 %
 34,075     AFC Enterprises, Inc. *                               $    683,204
            Total Consumer Services                               $  1,996,275
            Media - 1.8 %
            Advertising - 1.0 %
143,300     Harris Interactive, Inc. *                            $    864,099
            Publishing - 0.8 %
 29,300     Interactive Data Corp.                                $    725,175
            Total Media                                           $  1,589,274
            Retailing - 6.6 %
            Apparel Retail - 6.6 %
 34,500     Bebe Stores, Inc.                                     $    599,610
 11,900     Brown Shoe Co., Inc.                                       499,800
 19,800     Charlotte Russe, Inc. *                                    571,626
 47,200     Charming Shoppes, Inc. *                                   611,240
 16,400     Guess?, Inc.                                               664,036
 48,878     New York & Co., Inc. *                                     771,784
 21,000     Payless ShoeSource, Inc. *                                 697,200
 37,423     Stage Stores, Inc.                                         872,330
 28,100     The Dress Barn, Inc. *                                     584,761
                                                                  $  5,872,387
            Total Retailing                                       $  5,872,387
            Food & Drug Retailing - 0.6 %
            Food Retail - 0.6 %
 25,600     Alimentation Couche-Tard, Inc.                        $    536,341
            Total Food & Drug Retailing                           $    536,341
            Food Beverage & Tobacco - 0.6 %
            Soft Drinks - 0.6 %
 14,300     Hansen Natural Corp. *                                $    541,684
            Total Food Beverage & Tobacco                         $    541,684
            Household & Personal Products - 1.3 %
            Personal Products - 1.3 %
 20,200     Elizabeth Arden *                                     $    440,764
 41,712     Nu Skin Enterprises, Inc.                                  689,082
                                                                  $  1,129,846
            Total Household & Personal Products                   $  1,129,846
            Health Care Equipment & Services - 8.3 %
            Health Care Equipment - 2.5 %
  6,800     Biosite, Inc. *                                       $    570,996
 12,300     Kensey Nash Corp. *                                        375,150
 37,370     Viasys Healthcare, Inc. *                                1,270,206
                                                                  $  2,216,352
            Health Care Facilities - 1.2 %
 16,300     Amsurg Corp. *                                        $    399,187
 15,600     LCA Vision, Inc. (a)                                       642,564
                                                                  $  1,041,751
            Health Care Services - 2.4 %
 19,000     Amedisys, Inc. *                                      $    616,170
 19,800     Inventive Health, Inc. *                                   758,142
 24,000     Lhc Group, Inc. *                                          778,320
                                                                  $  2,152,632
            Health Care Supplies - 1.5 %
 21,900     Arrow International, Inc.                             $    704,304
 13,400     West Pharmaceuticals Services, Inc. *                      622,162
                                                                  $  1,326,466
            Health Care Technology - 0.7 %
 11,500     Cerner Corp. * (a)                                    $    626,175
            Total Health Care Equipment & Services                $  7,363,376
            Pharmaceuticals & Biotechnology - 3.5 %
            Biotechnology - 1.7 %
 31,400     Array Biopharma, Inc. *                               $    398,780
 21,500     BioMarin Pharmaceutical, Inc. *                            371,090
  5,625     Cubist Pharmaceuticals, Inc. *                             124,144
 16,500     Regeneron Pharmaceuticals, Inc. *                          356,730
  8,800     Vertex Pharmaceuticals Inc. *                              246,752
                                                                  $  1,497,496
            Life Sciences Tools & Services - 0.6 %
  8,900     Advanced Magnetics, Inc. * (a)                        $    536,403
            Pharmaceuticals - 1.2 %
 39,700     Salix Pharmaceuticals, Ltd. *                         $    500,220
 25,400     Sciele Pharma, Inc. *                                      601,472
                                                                  $  1,101,692
            Total Pharmaceuticals & Biotechnology                 $  3,135,591
            Banks - 4.3 %
            Regional Banks - 3.6 %
 15,483     Alliance Bankshares Corp. *                           $    239,212
 18,950     Cadence Financial Corp.                                    379,000
 48,365     Cardinal Financial Corp.                                   482,683
 10,045     City National Corp.                                        739,312
  3,209     Signature Bank *                                           104,421
 27,508     Southwest Bancorp, Inc.                                    706,681
 16,152     Sterling Bancshares, Inc.                                  180,579
 18,909     Texas Capital Bancshares, Inc. *                           387,635
                                                                  $  3,219,523
            Thrifts & Mortgage Finance - 0.7 %
 31,088     BankAtlantic Bancorp, Inc.                            $    340,724
 17,004     Provident Financial Services, Inc.                         296,720
                                                                  $    637,444
            Total Banks                                           $  3,856,967
            Diversified Financials - 3.6 %
            Consumer Finance - 2.1 %
 15,097     Advanta Corp.                                         $    605,088
 17,671     Advanta Corp. (Class B)                                    774,697
 11,736     Cash America International, Inc.                           481,176
                                                                  $  1,860,961
            Investment Banking & Brokerage - 0.7 %
  9,505     A.G. Edwards, Inc.                                    $    657,556
            Multi-Sector Holding - 0.7 %
 34,050     Compass Diversified Trust                             $    571,019
            Specialized Finance - 0.1 %
  4,026     Nasdaq Stock Market, Inc. *                           $    118,405
            Total Diversified Financials                          $  3,207,941
            Insurance - 5.4 %
            Life & Health Insurance - 0.4 %
 29,718     American Equity Investment Life Holding               $    390,197
            Property & Casualty Insurance - 2.2 %
 53,534     Assured Guaranty, Ltd.                                $  1,462,549
  3,700     Ohio Casualty Corp.                                        110,815
 13,056     Selective Insurance Group, Inc.                            332,406
                                                                  $  1,905,770
            Reinsurance - 2.8 %
 24,425     IPC Holdings, Ltd.                                    $    704,661
 16,466     Max Re Capital, Ltd.                                       419,554
 21,688     Platinum Underwriter Holdings, Ltd                         695,751
 41,717     Ram Holdings, Ltd. *                                       636,184
                                                                  $  2,456,150
            Total Insurance                                       $  4,752,117
            Real Estate - 4.0 %
            Industrial Real Estate Investment Trusts - 0.4 %
  8,100     First Industrial Realty Trust, Inc. (a)               $    366,930
            Mortgage Real Estate Investment Trusts - 0.4 %
 14,000     KKR Financial Corp.                                   $    384,020
            Office Real Estate Investment Trusts - 1.2 %
  3,700     Alexandria Real Estate Equities, Inc.                 $    371,369
 13,895     BioMed Property Trust, Inc.                                365,439
  8,800     Highwoods Properties, Inc.                                 347,512
                                                                  $  1,084,320
            Residential Real Estate Investment Trusts - 0.8 %
  5,900     Home Properties, Inc. (a)                             $    311,579
  7,800     Post Properties, Inc.                                      356,694
                                                                  $    668,273
            Retail Real Estate Investment Trusts - 0.4 %
 13,300     Realty Income Corp. (a)                               $    375,060
            Specialized Real Estate Investment Trusts - 0.8 %
  9,100     Healthcare Realty Trust, Inc.                         $    339,430
 11,400     Nationwide Health Properties, Inc.                         356,364
                                                                  $    695,794
            Total Real Estate                                     $  3,574,397
            Software & Services - 5.9 %
            Application Software - 3.4 %
 65,702     Aspen Technology, Inc. *                              $    854,126
 52,413     Sonic Solutions * (a)                                      739,023
 20,629     SPSS, Inc. *                                               744,707
 84,189     TIBCO Software, Inc. *                                     717,290
                                                                  $  3,055,146
            IT Consulting & Other Services - 1.3 %
 39,893     Gartner Group, Inc. *                                 $    955,437
 13,155     NCI, Inc. *                                                194,036
                                                                  $  1,149,473
            Systems Software - 1.2 %
111,728     Borland Software Corp. * (a)                          $    588,807
 18,172     Sybase, Inc. *                                             459,388
                                                                  $  1,048,195
            Total Software & Services                             $  5,252,814
            Technology Hardware & Equipment - 9.8 %
            Communications Equipment - 5.7 %
  9,100     Avocent Corp. *                                       $    245,427
 10,858     Black Box Corp.                                            396,751
 43,800     C-COR, Inc. *                                              607,068
 14,800     CommScope, Inc. *                                          634,920
 38,324     Dycom Industries, Inc. * (a)                               998,723
  7,800     F5 Networks, Inc. *                                        520,104
 31,900     Harmonic, Inc. *                                           313,258
 17,200     Polycom, Inc. *                                            573,276
 97,983     Symmetricom, Inc. *                                        813,259
                                                                  $  5,102,786
            Computer Storage & Peripherals - 1.3 %
 23,714     Eletronics for Imaging, Inc. *                        $    556,093
 31,900     Emulex Corp. *                                             583,451
                                                                  $  1,139,544
            Electronic Equipment & Instruments - 0.3 %
  4,344     Electro Scientific Industrials *                      $     83,579
 18,490     Planar Systems, Inc. *                                     160,308
                                                                  $    243,887
            Electronic Manufacturing Services - 2.1 %
 35,289     Mercury Computer Systems, Inc. *                      $    489,458
 60,725     Smart Modular Technologies (WWH), Inc. *                   776,673
 21,400     Trimble Navigation, Ltd. *                                 574,376
                                                                  $  1,840,507
            Technology Distributors - 0.4 %
  9,200     Avnet, Inc. *                                         $    332,488
            Total Technology Hardware & Equipment                 $  8,659,212
            Semiconductors - 1.0 %
            Semiconductor Equipment - 0.5 %
 23,213     Brooks Automation, Inc. *                             $    398,103
            Semiconductors - 0.5 %
 80,844     Lattice Semiconductor Corp. *                         $    472,937
            Total Semiconductors                                  $    871,040
            Telecommunication Services - 1.3 %
            Integrated Telecom Services - 1.3 %
 80,733     Alaska Communications Systems Group, Inc.             $  1,190,812
            Total Telecommunication Services                      $  1,190,812
            Utilities - 2.5 %
            Electric Utilities - 1.2 %
 20,800     Cleco Corp. *                                         $    537,264
 20,000     Western Resources, Inc.                                    550,400
                                                                  $  1,087,664
            Gas Utilities - 1.3 %
 13,098     AGL Resources, Inc.                                   $    559,547
 17,000     Washington Gas Light Co.                                   543,660
                                                                  $  1,103,207
            Total Utilities                                       $  2,190,871
            TOTAL COMMON SOTCKS
            (Cost  $74,214,535)                                   $ 80,776,831
            EXCHANGE TRADED FUNDS - 3.5%
 11,600     DJ Wilshire Real Estate Investment Trusts Exchange Tra$  1,049,220
 12,130     iShare Dow Jones U.S. Real Estate Index Fund (a)         1,034,083
 10,100     iShares Cohen & Steers Realty Majors Index Fund (a)      1,033,836
                                                                  $  3,117,139
            TOTAL EXCHANGE TRADED FUNDS
            (Cost  $3,290,620)                                    $  3,117,139
            TEMPORARY CASH INVESTMENTS - 13.1 %
            Repurchase Agreement - 5.3 %
4,700,000   UBS Warburg, Inc., 5.18%, dated 4/2/07, repurchase pri$  4,700,000
            Security Lending Collateral - 7.8 %
6,937,139   Securities Lending Investment Fund, 5.26%             $  6,937,139
            TOTAL TEMPORARY CASH INVESTMENT
            (Cost  $11,637,139)                                   $ 11,637,139
            TOTAL INVESTMENT IN SECURITIES - 99.9%
            (Cost  $89,760,603)(b)                                $ 88,593,970
            OTHER ASSETS AND LIABILITIES - 0.1%                   $     90,840
            TOTAL NET ASSETS - 100.0%                             $ 88,684,810

          * Non-income producing security.

        (a) At March 31, 2007, the following securities were out on loan:
       Share                       Security                           Value
       110,6Borland Software Corp. *                              $   582,920
       11,30Cerner Corp. *                                            615,285
       37,52Dycom Industries, Inc. *                                  977,875
       18,14Forest Oil Corp. *                                        605,432
       5,840Home Properties, Inc.                                     308,410
       9,999iShares Cohen & Steers Realty Majors Index Fund         1,031,797
       12,00iShare Dow Jones U.S. Real Estate Index Fund            1,023,647
       11,18Kansas City Southern Industries, Inc. *                   398,033
       4,300LCA Vision, Inc.                                          177,117
       16,71Massey Energy Co.                                         401,065
       13,16Realty Income Corp.                                       371,309
       19,95Sonic Solutions *                                         281,295
       8,811Advanced Magnetics, Inc. *                                531,039
       8,019First Industrial Realty Trust, Inc.                       363,261
            Total                                                 $ 7,668,485

        (b) At March 31, 2007, the net unrealized loss on investments based on cost

            Aggregate gross unrealized gain for all investments in w12,007,783

            Aggregate gross unrealized loss for all investments in w(13,230,975)

            Net unrealized loss                                     (1,223,192)

       Pioneer Small & Mid Cap Growth VCT Portfolio
       SCHEDULE OF INVESTMENTS  3/31/07 (unaudited)

Shares                                                             Value
       COMMON STOCKS - 99.7 %
       Energy - 6.5 %
       Oil & Gas Equipment & Services - 4.2 %
1,200  Cameron International Corp. *                            $  75,348
1,200  FMC Technologies, Inc. *                                    83,712
3,100  TETRA Technologies, Inc. *                                  76,601
                                                                $ 235,661
       Oil & Gas Exploration & Production - 2.3 %
2,000  Chesapeake Energy Corp. (a)                              $  61,760
1,600  Pioneer Natural Resources Co.                               68,976
                                                                $ 130,736
       Total Energy                                             $ 366,397
       Materials - 3.1 %
       Specialty Chemicals - 3.1 %
4,200  Sigma-Aldrich Corp.                                      $ 174,384
       Total Materials                                          $ 174,384
       Capital Goods - 4.6 %
       Industrial Machinery - 4.6 %
4,400  Gardner Denver, Inc. *                                   $ 153,340
1,800  ITT Corp.                                                  108,576
                                                                $ 261,916
       Total Capital Goods                                      $ 261,916
       Commercial Services & Supplies - 4.5 %
       Diversified Commercial Services - 4.5 %
2,950  ChoicePoint, Inc. *                                      $ 110,419
3,998  Cintas Corp. (a)                                           144,328
                                                                $ 254,747
       Total Commercial Services & Supplies                     $ 254,747
       Transportation - 3.1 %
       Air Freight & Couriers - 3.1 %
4,200  Expeditors International of Washington, Inc.             $ 173,544
       Total Transportation                                     $ 173,544
       Consumer Durables & Apparel - 3.1 %
       Apparel, Accessories & Luxury Goods - 3.1 %
3,500  Coach, Inc. *                                            $ 175,175
       Total Consumer Durables & Apparel                        $ 175,175
       Consumer Services - 6.0 %
       Education Services - 2.0 %
3,900  DeVry, Inc.                                              $ 114,465
       Leisure Facilities - 2.6 %
2,800  International Speedway Corp.                             $ 144,760
       Restaurants - 1.4 %
2,500  Brinker International, Inc.                              $  81,750
       Total Consumer Services                                  $ 340,975
       Media - 8.0 %
       Advertising - 8.0 %
7,400  Harte -Hanks, Inc.                                       $ 204,166
3,300  WPP Group Plc (a)                                          250,767
                                                                $ 454,933
       Total Media                                              $ 454,933
       Retailing - 3.7 %
       Automotive Retail - 3.7 %
6,300  O'Reilly Automotive, Inc. * (a)                          $ 208,530
       Total Retailing                                          $ 208,530
       Household & Personal Products - 2.6 %
       Household Products - 2.6 %
2,300  Clorox Co.                                               $ 146,487
       Total Household & Personal Products                      $ 146,487
       Health Care Equipment & Services - 14.2 %
       Health Care Equipment - 8.4 %
2,000  C. R. Bard, Inc.                                         $ 159,020
3,400  ResMed, Inc. *                                             171,258
2,200  Stryker Corp.                                              145,904
                                                                $ 476,182
       Health Care Services - 2.6 %
1,300  Express Scripts, Inc. *                                  $ 104,936
  600  Medco Health Solutions, Inc. *                              43,518
                                                                $ 148,454
       Health Care Supplies - 3.2 %
5,600  Dentsply International, Inc.                             $ 183,400
       Total Health Care Equipment & Services                   $ 808,036
       Pharmaceuticals & Biotechnology - 2.9 %
       Life Sciences Tools & Services - 2.9 %
2,900  Techne Corp. *                                           $ 165,590
       Total Pharmaceuticals & Biotechnology                    $ 165,590
       Banks - 3.6 %
       Regional Banks - 3.6 %
10,900 UCBH Holdings, Inc. (a)                                  $ 202,958
       Total Banks                                              $ 202,958
       Diversified Financials - 8.6 %
       Asset Management & Custody Banks - 8.6 %
5,200  Federated Investors, Inc.                                $ 190,944
2,100  Investors Financial Services Corp.                         122,115
3,700  T. Rowe Price Associates, Inc.                             174,603
                                                                $ 487,662
       Total Diversified Financials                             $ 487,662
       Software & Services - 12.3 %
       Application Software - 4.1 %
3,800  Adobe Systems, Inc. *                                    $ 158,460
5,200  Informatica Corp. *                                         69,836
                                                                $ 228,296
       Data Processing & Outsourced Services - 4.6 %
1,300  DST Systems, Inc. *                                      $  97,760
3,100  Fiserv, Inc. *                                             164,486
                                                                $ 262,246
       Systems Software - 3.6 %
3,800  Micros Systems, Inc. *                                   $ 205,162
       Total Software & Services                                $ 695,704
       Technology Hardware & Equipment - 6.5 %
       Electronic Equipment & Instruments - 6.5 %
2,450  Mettler-Toledo International, Inc. *                     $ 219,446
5,600  Trimble Navigation, Ltd. *                                 150,304
                                                                $ 369,750
       Total Technology Hardware & Equipment                    $ 369,750
       Semiconductors - 6.6 %
       Semiconductors - 6.6 %
4,800  Linear Technology Corp.                                  $ 151,632
6,200  Microchip Technology                                       220,286
                                                                $ 371,918
       Total Semiconductors                                     $ 371,918
       TOTAL COMMON STOCKS
       (Cost  $4,572,127)                                       $ 5,658,706
       TEMPORARY CASH INVESTMENT - 9.4 %
       Security Lending Collateral - 9.4 %
528,205Securities Lending Investment Fund, 5.26%                $ 528,205
       TOTAL TEMPORARY CASH INVESTMENT
       (Cost  $528,205)                                         $ 528,205
       TOTAL INVESTMENT IN SECURITIES - 109.1%
       (Cost  $5,100,332)(b)                                    $ 6,186,911
       OTHER ASSETS AND LIABILITIES - (9.1)%                    $ (513,455)
       TOTAL NET ASSETS - 100.0%                                $ 5,673,456

     * Non-income producing security.

     (aAt March 31, 2007, the following securities were out on loan:
Shares                         Security                            Value
1,881  Chesapeake Energy Corp.                                  $     58,085
3,958  Cintas Corp.                                                 142,884
6,237  O'Reilly Automotive, Inc. *                                  206,445
3,267  WPP Group Plc                                                248,259
10,791 UCBH Holdings, Inc.                                          200,928
       Total                                                    $   856,601

     (bAt March 31, 2007, the net unrealized gain on investments based on cost

       Aggregate gross unrealized gain for all investments in wh$ 1,144,662

       Aggregate gross unrealized loss for all investments in whic(75,862)

       Net unrealized gain                                      $ 1,068,800

     Pioneer Ibbotson Moderate Allocation VCT Portfolios
     SCHEDULE OF INVESTMENTS 3/31/07  (unaudited)


      Shares                                               Value

                  MUTUAL FUNDS - 98.1%
                  PIONEER FUNDS - 98.1%
     1,338,587    Pioneer Bond Fund Class Y              $        12,127,594

      265,681     Pioneer Cullen Value Fund Class Y                  5,380,032

       83,041     Pioneer Emerging Markets Fund Class Y              2,773,582

       81,225     Pioneer Europe Select Equity Fund Clas             3,614,499

      247,484     Pioneer Fund Class Y                             12,092,061

      197,861     Pioneer Global High Yield Fund Class Y             2,467,330

      431,035     Pioneer Government Income Fund Class Y             4,043,110

       91,281     Pioneer Growth Opportunities Fund Clas             2,716,536

      600,424     Pioneer High Yield Fund Class Y                    6,694,731

      295,432     Pioneer Independence Fund Class Y                  3,852,427

      536,773     Pioneer International Equity Fund Clas           14,315,732

      169,103     Pioneer Mid-Cap Growth Fund Class Y                2,697,199

      104,411     Pioneer Mid-Cap Value Fund Class Y                 2,585,208

      847,497     Pioneer Oak Ridge Large Cap Growth Fun           11,907,326

      118,122     Pioneer Real Estate Shares Fund Class              3,996,071

     1,163,971    Pioneer Research Fund Class Y                    13,536,984

     2,477,492    Pioneer Short Term Income Fund Class Y           24,279,419

       82,252     Pioneer Small Cap Value Fund Class Y               2,700,345

      236,370     Pioneer Value Fund Class Y                         4,046,650


     TOTAL INVESTMENTS IN SECURITIES - 98.1%
     (Cost $131,505,002)(a)                              $      135,826,836
     OTHER ASSETS AND LIABILITIES - 1.9%                 $          2,567,069
     TOTAL NET ASSETS - 100.0%                           $      138,393,905


     (a)    At March 31, 2007, the net unrealized gain on investments based on cost for federal tax purposes of $131,505,002 was as follows:
             Aggregate gross unrealized gain for all investments in which there is
             an excess of value over tax cost            $          4,496,878
             Aggregate gross unrealized loss for all investments in which there is
             an excess of tax cost over value              (175,044)
            Net unrealized gain                          $          4,321,834

     Pioneer Ibbotson Growth Allocation VCT Portfolios
     SCHEDULE OF INVESTMENTS 3/31/07  (unaudited)


      Shares                                               Value

                  MUTUAL FUNDS - 99.7%
                  PIONEER FUNDS - 99.7%
     1,577,190    Pioneer Bond Fund Class Y              $        14,289,343

      401,224     Pioneer Cullen Value Fund Class Y                  8,124,777

      218,970     Pioneer Emerging Markets Fund Class Y              7,313,590

      150,865     Pioneer Europe Select Equity Fund Clas             6,713,470

      364,094     Pioneer Fund Class Y                             17,789,633

      138,445     Pioneer Global High Yield Fund Class Y             1,726,407

      190,401     Pioneer Government Income Fund Class Y             1,785,964

      180,788     Pioneer Growth Opportunities Fund Clas             5,380,257

      403,782     Pioneer High Yield Fund Class Y                    4,502,166

      389,769     Pioneer Independence Fund Class Y                  5,082,588

      888,959     Pioneer International Equity Fund Clas           23,708,533

      411,751     Pioneer Mid-Cap Growth Fund Class Y                6,567,427

      208,895     Pioneer Mid-Cap Value Fund Class Y                 5,172,249

     1,149,380    Pioneer Oak Ridge Large Cap Growth Fun           16,148,783

      207,796     Pioneer Real Estate Shares Fund Class              7,029,748

     1,848,426    Pioneer Research Fund Class Y                    21,497,198

     2,190,492    Pioneer Short Term Income Fund Class Y           21,466,822

      157,444     Pioneer Small Cap Value Fund Class Y               5,168,888

      380,479     Pioneer Value Fund Class Y                         6,513,799


     TOTAL INVESTMENTS IN SECURITIES - 99.7%
     (Cost $179,525,889)(a)                              $      185,981,642
     OTHER ASSETS AND LIABILITIES - 0.3%                 $             550,139
     TOTAL NET ASSETS - 100.0%                           $      186,531,781


     (a)    At March 31, 2007, the net unrealized gain on investments based on cost for federal tax purposes of $179,525,889 was as follows:
             Aggregate gross unrealized gain for all investments in which there is
             an excess of value over tax cost            $          7,033,281
             Aggregate gross unrealized loss for all investments in which there is
             an excess of tax cost over value              (577,528)
            Net unrealized gain                          $          6,455,753

     Pioneer Ibbotson Aggressive Allocation VCT Portfolios
     SCHEDULE OF INVESTMENTS 3/31/07  (unaudited)


      Shares                                               Value

                  MUTUAL FUNDS - 100.1%
                  PIONEER FUNDS - 100.1%
       73,143     Pioneer Bond Fund Class Y              $             662,680

       31,615     Pioneer Cullen Value Fund Class Y                     640,205

       16,917     Pioneer Emerging Markets Fund Class Y                 565,020

       12,730     Pioneer Europe Select Equity Fund Clas                566,506

       24,126     Pioneer Fund Class Y                               1,178,775

       11,333     Pioneer Growth Opportunities Fund Clas                337,260

       32,377     Pioneer Independence Fund Class Y                     422,198

       69,654     Pioneer International Equity Fund Clas             1,857,673

       21,270     Pioneer Mid-Cap Growth Fund Class Y                   339,260

       13,501     Pioneer Mid-Cap Value Fund Class Y                    334,297

       79,053     Pioneer Oak Ridge Large Cap Growth Fun             1,110,690

       15,810     Pioneer Real Estate Shares Fund Class                 534,842

      140,734     Pioneer Research Fund Class Y                      1,636,740

       33,728     Pioneer Short Term Income Fund Class Y                330,537

       11,688     Pioneer Small Cap Value Fund Class Y                  383,720

       25,769     Pioneer Value Fund Class Y                            441,172


     TOTAL INVESTMENTS IN SECURITIES - 100.1%
     (Cost $10,555,831)(a)                               $        11,341,575
     OTHER ASSETS AND LIABILITIES - (0.1)%               $              (10,069)
     TOTAL NET ASSETS - 100.0%                           $        11,331,506


     (a)    At March 31, 2007, the net unrealized gain on investments based on cost for federal tax purposes of $10,555,831 was as follows:
             Aggregate gross unrealized gain for all investments in which there is
             an excess of value over tax cost            $             831,407
             Aggregate gross unrealized loss for all investments in which there is
             an excess of tax cost over value               (45,663)
            Net unrealized gain                          $             785,744

Pioneer America Income VCT Portfolio
Schedule of Investments  3/31/07

PrincipFloating                                              Value
Amount  Rate
             Asset Backed Securities - 0.5 %
             Utilities - 0.5 %
             Independent Power Producer & Energy Traders - 0.5 %
205,552      New Valley Generation I, 7.299%, 3/15/19     $ 231,286
             TOTAL ASSET BACKED SECURITY
             (Cost  $230,431)                             $ 231,286

             Collateralized Mortgage Obligations - 8.4 %
             Government - 8.4 %
191,018      Federal Home Loan Bank, 4.75%, 10/25/10      $ 188,809
 94,479      Federal Home Loan Bank, 5.0%, 1/15/16           94,030
143,129      Federal Home Loan Mortgage Corp., 4.5%, 4/15/  142,214
150,000      Federal National Mortgage Association, 3.8%,   140,179
1,600,000    Federal National Mortgage Association, 4.92%, 1,581,099
1,148,158    Federal National Mortgage Association, 6.3%,  1,212,740
350,000      Federal National Mortgage Association, 5.5%,   351,069
                                                          $3,710,140
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             (Cost  $3,722,392)                           $3,710,140

             Corporate Bonds - 1.7 %
             Diversified Financials - 1.7 %
             Diversified Financial Services - 0.5 %
250,000(b)   Aid-Egypt, 4.45%, 9/15/15                    $ 241,450
             Specialized Finance - 1.1 %
250,000(b)   Private Export Funding, 3.375%, 2/15/09      $ 243,478
250,000(b)   Private Export Funding, 6.07%, 4/30/11         261,049
                                                          $ 504,527
             Total Diversified Financials                 $ 745,977
             TOTAL CORPORATE BONDS
             (Cost  $749,866)                             $ 745,977

             U.S. Government and Agency Obligations - 83.7 %
             Government - 83.7 %
250,000      Federal Farm Credit Bank, 3.25%, 6/15/07     $ 248,961
400,000      Federal Farm Credit Bank, 4.9%, 3/17/14        391,464
250,000      Federal Farm Credit Bank, 5.0%, 10/23/09       250,977
100,000      Federal Farm Credit Bank 5.3%, 9/28/15          98,531
100,000      Federal Farm Credit Bank 5.88%, 9/8/08         101,286
250,000      Federal Farm Credit Bank, 3.375%, 3/16/09      243,007
250,000      Federal Farm Credit Bank, 4.45%, 6/1/15        241,426
250,000      Federal Home Loan Bank, 4.25%, 10/10/08        247,723
300,000      Federal Home Loan Bank, 4.43%, 4/7/08          298,173
300,000      Federal Home Loan Bank, 5.55%, 3/22/10         299,951
250,000      Federal Home Loan Bank, 4.0%, 2/12/10          244,506
250,000      Federal Home Loan Bank, 4.25%, 2/16/10         246,280
200,000      Federal Home Loan Bank, 4.5%, 11/15/12         196,339
500,000      Federal Home Loan Bank, 4.75%, 12/10/10        498,164
100,000      Federal Home Loan Bank, 5.375%, 5/18/16        102,749
 29,551      Federal Home Loan Corp., 6.5%, 2/1/32           30,426
 24,151      Federal Home Loan Corp., 7.0%, 3/1/32           25,194
 25,206      Federal Home Loan Corp., 7.0%, 4/1/32           26,232
282,127      Federal Home Loan Mortgage Corp., 5.0%, 1/1/3  272,936
205,654      Federal Home Loan Mortgage Corp., 5.0%, 3/1/3  198,756
194,442      Federal Home Loan Mortgage Corp., 5.5%, 12/1/  192,725
204,393      Federal Home Loan Mortgage Corp., 5.5%, 9/1/3  202,588
 56,245      Federal Home Loan Mortgage Corp., 6.0% 10/1/3   56,990
390,551      Federal Home Loan Mortgage Corp., 6.0%,  5/1/  394,721
105,067      Federal Home Loan Mortgage Corp., 6.0%, 11/1/  106,458
285,724      Federal Home Loan Mortgage Corp., 6.0%, 11/1/  289,507
 25,513      Federal Home Loan Mortgage Corp., 6.0%, 12/1/   25,851
112,116      Federal Home Loan Mortgage Corp., 6.0%, 12/1/  113,600
155,204      Federal Home Loan Mortgage Corp., 6.0%, 2/1/3  157,259
746,360      Federal Home Loan Mortgage Corp., 6.0%, 3/1/3  755,768
160,066      Federal Home Loan Mortgage Corp., 6.5% 4/1/32  164,523
 41,684      Federal Home Loan Mortgage Corp., 6.5%, 1/1/2   42,996
 76,995      Federal Home Loan Mortgage Corp., 6.5%, 10/1/   79,275
 44,071      Federal Home Loan Mortgage Corp., 6.5%, 3/1/1   44,921
  7,281      Federal Home Loan Mortgage Corp., 6.5%, 3/1/3    7,484
 23,528      Federal Home Loan Mortgage Corp., 6.5%, 4/1/3   24,225
 54,050      Federal Home Loan Mortgage Corp., 6.5%, 7/1/3   55,555
199,634      Federal Home Loan Mortgage Corp., 7.0%, 10/1/  206,921
 13,544      Federal Home Loan Mortgage Corp., 7.0%, 2/1/3   14,095
  2,595      Federal Home Loan Mortgage Corp., 7.0%, 4/1/3    2,701
  1,347      Federal Home Loan Mortgage Corp., 7.0%, 7/1/3    1,404
 25,105      Federal Home Loan Mortgage Corp., 7.5%, 8/1/3   26,244
303,000      Federal National Mortgage Association, 5.0%, 1 295,757
178,024      Federal National Mortgage Association, 5.5%, 6 177,526
193,406      Federal National Mortgage Association, 4.5%,   187,494
 97,512      Federal National Mortgage Association, 5.0%,    94,306
 50,908      Federal National Mortgage Association, 5.0%,    50,917
500,000      Federal National Mortgage Association, 5.0%,   483,026
182,555      Federal National Mortgage Association, 5.0%,   180,308
604,386      Federal National Mortgage Association, 5.448%  606,840
258,041      Federal National Mortgage Association, 5.5%,   257,319
312,330      Federal National Mortgage Association, 5.5%,   309,771
156,854      Federal National Mortgage Association, 5.5%,   155,478
 53,528      Federal National Mortgage Association, 5.5%,    52,865
224,411      Federal National Mortgage Association, 5.5%,   225,516
170,891      Federal National Mortgage Association, 5.5%,   170,312
201,231      Federal National Mortgage Association, 5.5%,   199,465
282,798      Federal National Mortgage Association, 5.5%,   284,443
131,759      Federal National Mortgage Association, 5.5%,   133,332
261,605      Federal National Mortgage Association, 5.5%,   259,461
 62,783      Federal National Mortgage Association, 6.0%,    63,532
 34,598      Federal National Mortgage Association, 6.0%,    35,033
 47,834      Federal National Mortgage Association, 6.0%,    48,436
 78,534      Federal National Mortgage Association, 6.0%,    79,521
196,094      Federal National Mortgage Association, 6.0%,   198,560
113,547      Federal National Mortgage Association, 6.0%,   114,790
 29,866      Federal National Mortgage Association, 6.0%,    30,271
384,873      Federal National Mortgage Association, 6.0%,   389,714
 97,043      Federal National Mortgage Association, 6.0%,    98,263
127,272      Federal National Mortgage Association, 6.0%,   128,554
252,448      Federal National Mortgage Association, 6.0%,   254,324
100,667      Federal National Mortgage Association, 6.0%,   101,681
250,000      Federal National Mortgage Association, 6.07%,  251,567
 38,367      Federal National Mortgage Association, 6.5%,    39,563
 52,603      Federal National Mortgage Association, 6.5%,    54,183
  8,973      Federal National Mortgage Association, 6.5%,     9,243
 42,520      Federal National Mortgage Association, 6.5%,    43,796
 46,218      Federal National Mortgage Association, 6.5%,    47,687
 23,096      Federal National Mortgage Association, 6.5%,    23,790
 26,381      Federal National Mortgage Association, 6.5%,    27,162
 81,104      Federal National Mortgage Association, 6.5%,    83,384
 24,083      Federal National Mortgage Association, 6.5%,    24,806
 74,268      Federal National Mortgage Association, 6.5%,    76,356
 29,833      Federal National Mortgage Association, 6.5%,    30,808
 54,575      Federal National Mortgage Association, 6.5%,    56,109
235,602      Federal National Mortgage Association, 6.5%,   241,506
 49,677      Federal National Mortgage Association, 6.5%,    51,169
135,331      Federal National Mortgage Association, 6.5%,   139,137
 39,146      Federal National Mortgage Association, 6.5%,    40,246
 27,333      Federal National Mortgage Association, 6.5%,    28,102
  4,623      Federal National Mortgage Association, 7.0%,     4,818
 17,633      Federal National Mortgage Association, 7.0%,    18,376
  3,776      Federal National Mortgage Association, 7.0%,     3,945
 10,942      Federal National Mortgage Association, 7.0%,    11,404
 20,869      Federal National Mortgage Association, 7.0%,    21,800
 32,417      Federal National Mortgage Association, 7.0%,    33,832
 86,877      Federal National Mortgage Association, 7.0%,    90,547
 11,409      Federal National Mortgage Association, 7.5%,    11,941
 16,341      Federal National Mortgage Association, 9.0%,    17,243
421,029      Government National Mortgage Association, 5.0  417,925
301,431      Government National Mortgage Association, 5.0  298,947
1,500,000    Government National Mortgage Association, 5.0 1,467,141
 93,046      Government National Mortgage Association, 6.0   94,429
227,328      Government National Mortgage Association, 4.5  221,209
275,540      Government National Mortgage Association, 4.5  259,602
359,667      Government National Mortgage Association, 4.5  340,799
181,349      Government National Mortgage Association, 4.5  171,835
307,565      Government National Mortgage Association, 4.5  291,590
116,889      Government National Mortgage Association, 5.0  115,451
 77,635      Government National Mortgage Association, 5.0   76,932
164,644      Government National Mortgage Association, 5.0  162,764
157,399      Government National Mortgage Association, 5.0  155,974
178,400      Government National Mortgage Association, 5.0  173,779
161,309      Government National Mortgage Association, 5.0  157,046
238,719      Government National Mortgage Association, 5.0  237,062
141,750      Government National Mortgage Association, 5.0  138,157
174,986      Government National Mortgage Association, 5.5  174,207
118,660      Government National Mortgage Association, 5.5  119,378
132,324      Government National Mortgage Association, 5.5  131,772
190,528      Government National Mortgage Association, 5.5  189,734
236,201      Government National Mortgage Association, 5.5  237,721
120,699      Government National Mortgage Association, 5.5  119,704
168,361      Government National Mortgage Association, 5.5  169,269
169,843      Government National Mortgage Association, 5.5  169,135
 66,885      Government National Mortgage Association, 6.0   67,933
 63,801      Government National Mortgage Association, 6.0   64,794
 71,150      Government National Mortgage Association, 6.0   72,257
 21,922      Government National Mortgage Association, 6.0   22,263
 54,268      Government National Mortgage Association, 6.0   55,113
156,615      Government National Mortgage Association, 6.0  159,324
118,687      Government National Mortgage Association, 6.0  120,534
223,148      Government National Mortgage Association, 6.0  227,111
204,081      Government National Mortgage Association, 6.0  207,185
160,972      Government National Mortgage Association, 6.0  163,757
201,518      Government National Mortgage Association, 6.0  204,346
126,660      Government National Mortgage Association, 6.0  128,841
 90,263      Government National Mortgage Association, 6.0   91,869
284,003      Government National Mortgage Association, 6.0  288,063
214,947      Government National Mortgage Association, 6.0  217,753
110,504      Government National Mortgage Association, 6.0  112,481
111,880      Government National Mortgage Association, 6.0  113,564
146,811      Government National Mortgage Association, 6.0  148,871
 89,080      Government National Mortgage Association, 6.0   90,466
 92,835      Government National Mortgage Association, 6.0   94,138
199,520      Government National Mortgage Association, 6.0  202,555
 72,578      Government National Mortgage Association, 6.5   74,487
 87,228      Government National Mortgage Association, 6.5   89,746
 40,479      Government National Mortgage Association, 6.5   41,647
 16,741      Government National Mortgage Association, 6.5   17,224
 27,553      Government National Mortgage Association, 6.5   28,332
 18,325      Government National Mortgage Association, 6.5   18,871
  8,875      Government National Mortgage Association, 6.5    9,283
 10,466      Government National Mortgage Association, 6.5   10,760
 85,819      Government National Mortgage Association, 6.5   87,986
 22,589      Government National Mortgage Association, 6.5   23,160
 18,702      Government National Mortgage Association, 6.5   19,224
 19,693      Government National Mortgage Association, 6.5   20,243
 99,282      Government National Mortgage Association, 6.5  102,238
104,173      Government National Mortgage Association, 6.5  107,279
 41,336      Government National Mortgage Association, 6.5   42,568
 32,021      Government National Mortgage Association, 6.5   32,946
 16,354      Government National Mortgage Association, 6.5   16,767
 35,566      Government National Mortgage Association, 6.5   36,628
 27,754      Government National Mortgage Association, 6.5   28,582
  8,716      Government National Mortgage Association, 6.5    8,975
 53,046      Government National Mortgage Association, 6.5   54,577
 18,793      Government National Mortgage Association, 6.5   19,318
 22,812      Government National Mortgage Association, 6.5   23,450
 16,721      Government National Mortgage Association, 6.5   17,188
 56,641      Government National Mortgage Association, 6.5   58,276
 52,722      Government National Mortgage Association, 6.5   54,195
 48,427      Government National Mortgage Association, 6.5   49,825
 20,609      Government National Mortgage Association, 6.5   21,172
201,122      Government National Mortgage Association, 6.5  206,879
 11,644      Government National Mortgage Association, 7.0   12,186
 18,063      Government National Mortgage Association, 7.0   18,897
 31,561      Government National Mortgage Association, 7.0   33,016
 36,930      Government National Mortgage Association, 7.0   38,633
  4,073      Government National Mortgage Association, 7.0    4,261
 35,369      Government National Mortgage Association, 7.0   37,000
 12,322      Government National Mortgage Association, 7.0   12,885
  5,088      Government National Mortgage Association, 7.0    5,322
 13,942      Government National Mortgage Association, 7.0   14,585
 13,818      Government National Mortgage Association, 7.0   14,450
 90,471      Government National Mortgage Association, 7.0   94,628
 21,868      Government National Mortgage Association, 7.0   22,878
 31,713      Government National Mortgage Association, 7.0   33,188
 20,304      Government National Mortgage Association, 7.0   21,242
  7,800      Government National Mortgage Association, 7.0    8,160
 16,491      Government National Mortgage Association, 7.0   17,245
 13,296      Government National Mortgage Association, 7.0   13,915
  9,885      Government National Mortgage Association, 7.5   10,319
  2,301      Government National Mortgage Association, 7.5    2,400
  5,659      Government National Mortgage Association, 7.5    5,901
 20,216      Government National Mortgage Association, 7.5   21,115
 30,519      Government National Mortgage Association, 7.5   31,875
  1,688      Government National Mortgage Association, 7.5    1,761
  1,277      Government National Mortgage Association, 7.5    1,333
      2      Government National Mortgage Association, 7.5        2
  4,799      Government National Mortgage Association, 7.5    4,995
  1,750      Government National Mortgage Association, 8.0    1,849
 83,045      Government National Mortgage Association I, 6   84,430
247,434      Government National Mortgage Association II,   244,845
138,782      Government National Mortgage Association II,   137,948
396,191      Government National Mortgage Association II,   393,809
281,483      Government National Mortgage Association II,   282,124
145,909      Government National Mortgage Association II,   147,946
 37,388      Government National Mortgage Association II,    37,918
110,763      Government National Mortgage Association II,   112,303
 21,292      Government National Mortgage Association II,    21,894
  9,871      Government National Mortgage Association II,    10,289
 52,150      Government National Mortgage Association II,    54,379
 27,656      Government National Mortgage Association II,    28,847
 12,000      Tennessee Valley Authority SD BB Vrn, Variable 287,160
250,000      Tennessee Valley Authority, 4.75%, 8/1/13      247,310
1,750,000    U.S. Treasury Bonds, 6.25%, 8/15/23           2,009,082
400,000      U.S. Treasury Bonds, 7.25%, 5/15/16            475,922
208,088      U.S. Treasury Inflation Protected Security, 1  203,411
250,525      U.S. Treasury Inflation Protected Security, 2  257,072
3,020,285    U.S. Treasury Inflation Protected Security, 3 3,204,214
870,000      U.S. Treasury Notes, 4.25%, 11/15/14           849,338
100,000      U.S. Treasury Notes, 4.5%, 2/15/16              98,984
1,150,000    U.S. Treasury Notes, 6.375%, 8/15/27          1,362,031
1,150,000    U.S. Treasury Notes, 6.5%, 2/15/10            1,209,522
                                                          $36,889,652
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
             (Cost  $36,964,448)                          $36,889,652

             Temporary Cash Investment - 5.0 %
             Repurchase Agreement - 5.0 %
2,200,000    UBS Warburg, Inc., 5.27%, dated 3/30/07, repurchase price
             of $2,200,000 plus accrued interest on 4/2/07 collateralized by $2,299,000 U.S. Treasury Bill, 0.0%, 9/20/$2,200,000
             TOTAL TEMPORARY CASH INVESTMENT
             (Cost  $2,200,000)                           $2,200,000

             TOTAL INVESTMENT IN SECURITIES - 99.3%
             (Cost  $43,867,137) (a)                      $43,777,055

             OTHER ASSETS AND LIABILITIES - 0.7%          $ 309,321

             TOTAL NET ASSETS - 100.0%                    $44,086,376

         (a) At March 31, 2007, the net unrealized gain on investments based on c

             Aggregate gross unrealized gain for all invest $   95,315

             Aggregate gross unrealized loss for all invest   (185,397)

             Net unrealized gain                            $  (90,082)

         (b) Backed by full faith and credit of the U.S. Treasury

Pioneer Money Market VCT Portfolio
SCHEDULE OF INVESTMENTS  3/31/07

PrincipFloating
Amount  Rate                                                    Value

             COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9 %
             Banks - 0.9 %
             Thrifts & Mortgage Finance - 0.9 %
342,340  5.32Federal Home Loan Mortgage, Corp., Multifamily VRD Certificate,
             Floating Rate Note, 1/15/42                     $ 342,341
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             (Cost  $342,341)                                $ 342,341

             CORPORTATE BONDS - 35.0 %
             Capital Goods - 1.4 %
             Industrial Conglomerates - 1.3 %
500,000  5.45GE Capital Corp., Floating Rate Note, 10/17/07  $ 500,000
             Total Capital Goods                             $ 500,000
             Banks - 10.2 %
             Diversified Banks - 10.2 %
345,000  5.32Royal Bank of Canada Floating Rate Note, 3/20/08$ 344,965
885,000  5.26US Bank NA, Floating Rate Note, 2/8/08            884,703
300,000      US Bank NA, 6.5%, 2/1/08                          302,835
150,000  5.29US Bank, Floating Rate Note, 11/30/07             149,992
370,000  5.42Wachovia Corp., Floating Rate Note, 6/14/07       370,063
445,000  5.44Wachovia Corp., Floating Rate Note,  7/20/07      445,162
 70,000  5.43Wachovia Corp., Floating Rate Note, 11/8/07        70,042
864,000  5.31Wells Fargo & Co., Floating Rate Note, 4/3/08     864,116
200,000  5.28Wells Fargo & Co., Floating Rate Note, 4/18/07    200,000
136,000  5.41Wells Fargo & Co., Floating Rate Note, 9/28/07    136,059
                                                             $3,767,937
             Total Banks                                     $3,767,937
             Diversified Financials - 23.4 %
             Consumer Finance - 5.0 %
370,000  5.41American Express, Floating Rate Note, 9/14/07   $ 370,185
600,000  5.42American Express, Floating Rate Note, 3/5/08      600,716
890,000  5.40HSBC Finance Corp., Floating Rate Note, 5/10/07   890,043
                                                             $1,860,944
             Diversified Capital Markets - 0.3 %
100,000      Credit Suisse First Boston, 5.4%, 12/21/07      $  99,984
             Investment Banking & Brokerage - 9.2 %
500,000 5.49Goldman Sachs Group, Inc., Floating Rate Note, 7$ 500,191 400,000 5.48Lehman Brothers Holdings, Floating Rate Note, 4/ 400,025
400,000  5.37Lehman Brothers Holdings, Floating Rate Note, 5/  400,052
650,000  5.49Merrill Lynch & Co, Floating Rate Note, 7/27/07   650,325
1,000,0  5.57Merrill Lynch, Floating Rate Note, *Extendable   1,000,000
450,000  5.49Morgan Stanley, Floating Rate Note, 1/18/08       450,587
                                                             $3,401,180
             Diversified Financial Services - 6.3 %
700,000      Bank One Corp., 7.6%, 5/1/07                    $ 701,073
305,000  5.41Citigroup, Inc., Floating Rate Note, 6/4/07       305,052
800,000  5.45GE Capital Corp., Floating Rate Note, Extendable  800,000
500,000  5.33Toyota Motor Credit Corp., Floating Rate Note, 1  500,060
                                                             $2,306,185
             Specialized Finance - 2.6 %
610,000  5.58CIT Group, Inc., Floating Rate Note, 5/18/07    $ 610,188
340,000  5.60Citigroup, Inc., Floating Rate Note, 11/23/07     340,485
                                                             $ 950,673
             Total Diversified Financials                    $8,618,966
             TOTAL CORPORATE BONDS
             (Cost  $12,886,903)                             $12,886,903

             U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.9 %
             Banks - 0.9 %
             Thrifts & Mortgage Finance - 0.9 %
170,000      Federal National Mortgage Association, 5.3%, 1/8$ 170,000
165,000      Federal National Mortgage Association,, 5.35%, 1  165,000
             Total Banks                                     $ 335,000
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
             (Cost  $335,000)                                $ 335,000

             MUNICIPAL BONDS - 1.2 %
             Miscellaneous - 0.6 %
210,000  5.30Iowa Finance Authority, REV, Floating Rate Note,$ 210,000
             Total Miscellaneous                             $ 210,000

             Government - 0.6 %
110,000 5.32Texas State Tax & Revenue Anticipation, Floating$ 110,000 110,000 5.32Texas State Var-Ref-Taxable, Floating Rate Note, 110,000
                                                             $ 220,000
             Total Government                                $ 220,000
             TOTAL MUNICIPAL BONDS
             (Cost  $430,000)                                $ 430,000

             COMMERCIAL PAPER - 61.8 %
110,000      Abbey National Plc, 5.07%, 10/2/07              $ 107,134
100,000      Abbey National Plc, 5.23%, 5/24/07                 99,216
200,000      Abbey National Plc, 5.25%, 4/2/07                 199,942
300,000      Abbey National Plc, 5.23%, 6/11/07                296,862
200,000      Bank of America Corp., 5.19%, 7/24/07             196,684
225,000      Bank of America Corp., 5.205%, 6/4/07             222,885
100,000      Bank of America Corp., 5.22%, 6/7/07               99,014
130,000      Bank of America Corp., 5.24%, 5/1/07              129,413
200,000      Bank of America Corp., 5.25%, 5/3/07              199,038
250,000      Bank of America Corp., 5.26%, 04/17/07            249,379
200,000      Bank of America Corp., 5.27%, 04/3/07             199,912
450,000      Bank of Montreal, 5.22%, 6/1/07                   445,955
611,000      Barclays U.S Funding Corp., 5.23%, 4/10/07        610,110
100,000      Barclays U.S Funding Corp., 5.24%, 4/23/07         99,664
400,000      BNP Paribas Financial, Inc., 5.22%, 7/6/07        394,385
175,000      BNP Paribas Financial, Inc., 5.23%, 6/6/07        173,296
342,000      BNP Paribas Financial, Inc., 5.24%, 4/25/07       340,755
200,000      Citibank NA, 5.305%,  4/27/07                     200,000
170,000      Citibank NA, 5.31%,  6/4/07                       170,000
350,000      Citigroup Funding, Inc., 5.235%, 5/22/07          347,354
500,000      Citigroup Funding, Inc., 5.23%, 4/19/07           498,620
600,000      Depfa Bank Plc, 5.34%, 4/27/07                    600,000
350,000      Deutsche Bank, 5.37%, 10/12/07                    350,000
155,000      Deutsche Bank, 5.4%, 1/9/08                       155,000
360,000      Dexia Delaware LLC, 5.245%, 5/7/07                358,059
300,000      Dexia Delaware LLC, 5.25%, 4/5/07                 299,781
1,010,000    Dresner U.S. Finance, Inc., 5.235%, 5/2/07       1,005,300
300,000      Dresner U.S. Finance, Inc., 5.23%, 4/27/07        298,822
1,080,000    Dresner U.S. Finance, Inc., 5.255%, 4/17/07      1,077,307
800,000      Fortis Banque Luxemburg, 5.25%, 4/27/07           796,856
140,000      General Electric Capital Corp, 5.20%, 7/30/07     137,553
185,000      General Electric Capital Corp, 5.22%, 6/14/07     182,988
200,000      Goldman, Sach & Co., 5.23%, 5/11/07               198,809
200,000      Goldman, Sach & Co., 5.24%, 5/23/07               198,457
170,000      HBOS Treasury Services Plc, 5.24%, 4/5/07         169,876
475,000      HBOS Treasury Services Plc, 5.25%, 4/12/07        474,170
250,000      HBOS Treasury Services Plc, 5.26%, 5/15/07        248,356
350,000      HBOS Treasury Services Plc, 5.26%, 5/9/07         348,006
113,000      ING Funding LLC, 5.2%, 4/5/07                     112,918
170,000      ING Funding LLC, 5.235%, 4/26/07                  169,357
790,000      ING Funding LLC, 5.24%, 4/11/07                   788,736
400,000      JP Morgan, Inc., 5.16%, 9/24/07                   389,852
180,000      Landesbank Baden-Wurttemberg NY, 5.345%, 5/24/07  179,981
175,000      Lloyds Tsb Bank Plc, 5.235%, 4/30/07              174,237
120,000      Merrill Lynch & Co., 5.15%, 6/15/07               118,696
335,000      Morgan Stanley Dean Witter, 5.22%, 6/4/07         331,842
600,000      National Rural Utilities, 5.24%, 4/9/07           599,214
170,000      National Rural Utilities,  5.24%, 4/12/07         169,703
370,000      National Rural Utilities, 5.25%, 5/9/07           367,896
170,000      Nordea North America, Inc. 5.13%, 7/13/07         167,480
500,000      Nordea North America, Inc. 5.21%, 6/11/07         494,800
170,000      Nordea North America, Inc. 5.24%, 4/10/07         169,752
500,000      Nordea North America, Inc. 5.24%, 4/5/07          499,636
100,000      Nordea North America, Inc. 5.3%, 4/27/07           99,602
192,000      Nordea North America, Inc. 5.40%, 4/2/07          191,942
175,000      PACCAR Financial, 5.24%, 6/15/07                  173,064
1,500,000    Rabobank USA Financial, 5.38%, 4/2/07            1,499,552
210,000      Royal Bank of Scotland Plc, 5.235%, 6/8/07        207,893
170,000      Societe Generale, 5.13%, 10/5/07                  165,446
200,000      Societe Generale, 5.185%, 8/15/07                 196,054
340,000      Societe Generale, 5.22%, 5/8/07                   338,127
190,000      Societe Generale, 5.23%, 5/10/07                  188,896
400,000      Societe Generale, 5.25%, 4/2/07                   399,883
200,000      Societe Generale, 5.26%, 5/4/07                   199,006
200,000      Svenska Handeslbank, 5.28%, 4/10/07               199,707
330,000      Toyota Motor Credit Corp., 5.195%, 8/13/07        323,571
100,000      UBS Finance LLC, 5.27%, 5/3/07                     99,517
150,000      UBS Finance LLC, 5.27%, 5/7/07                    149,188
175,000      UBS Finance LLC, 5.185%, 8/15/07                  171,547
200,000      UBS Finance LLC, 5.205%, 8/3/07                   196,386
400,000      UBS Finance LLC, 5.26%, 4/2/07                    399,883
157,000      UBS Finance LLC, 5.3%, 4/16/07                    156,630
170,000      UBS Finance LLC, 5.3%, 4/5/07                     169,876
300,000      UBS Finance LLC, 5.235%, 6/12/07                  296,815
                                                             $22,735,643
             TOTAL COMMERCIAL PAPER
             (Cost  $22,735,643)                             $22,735,643

             TOTAL INVESTMENT IN SECURITIES -99.8%
             (Cost  $36,729,887)                             $36,729,887

             OTHER ASSETS AND LIABILITIES - 0.2%             $  66,889

             TOTAL NET ASSETS - 100.0%                       $36,796,776

             At March 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $36,729,887 was as follows:

             Aggregate gross unrealized gain for all investments in
             which there is an excess of value over tax cost $              -

             Aggregate gross unrealized loss for all investments in
             which there is an excess of tax cost over value                -

             Net unrealized gain                             $              -
Pioneer Equity-Income VCT Portfolio
Schedule of Investments  3/31/07

 Shares                                                      Value

        Convertible Preferred Stocks - 0.5 %
        Automobiles & Components - 0.4 %
        Automobile Manufacturers - 0.4 %
  61,200Ford Cap Trust, 6.5%, 1/15/32                     $2,188,512
        Total Automobiles & Components                    $2,188,512
        Pharmaceuticals & Biotechnology - 0.1 %
        Pharmaceuticals - 0.1 %
   4,255Schering-Plough Corp., 6.0%, 9/14/07              $  250,513
        Total Pharmaceuticals & Biotechnology             $  250,513
        TOTAL PREFERRED STOCKS
        (Cost  $2,343,979)                                $2,439,025

        Common Stocks - 96.7 %
        Energy - 6.7 %
        Integrated Oil & Gas - 5.6 %
 188,649Chevron Corp.                                     $13,952,480
 115,922ConocoPhillips                                     7,923,269
  84,898Exxon Mobil Corp.                                  6,405,554
                                                          $28,281,303
        Oil & Gas Storage & Transporation - 1.1 %
 203,300Spectra Energy Corp.                              $5,340,691
        Total Energy                                      $33,621,994
        Materials - 8.7 %
        Aluminum - 2.2 %
 333,800Alcoa, Inc.                                       $11,315,820
        Diversified Chemical - 3.1 %
 209,600Dow Chemical Co.                                  $9,612,256
 117,300E.I. du Pont de Nemours and Co.                    5,798,139
                                                          $15,410,395
        Diversified Metals & Mining - 0.6 %
  87,556Compass Minerals International, Inc.              $2,924,370
        Forest Products - 1.0 %
  68,900Weyerhaeuser Co. (b)                              $5,149,586
        Industrial Gases - 1.0 %
  71,152Air Products & Chemicals, Inc.                    $5,262,402
        Specialty Chemicals - 0.8 %
 146,365Valspar Corp.                                     $4,073,338
        Total Materials                                   $44,135,911
        Capital Goods - 8.5 %
        Aerospace & Defense - 1.5 %
 114,865United Technologies Corp.                         $7,466,225
        Building Products - 0.8 %
 157,681Masco Corp. (b)                                   $4,320,460
        Construction & Farm Machinery & Heavy Trucks - 3.4 %
  45,601Deere & Co.                                       $4,954,093
 164,064PACCAR, Inc.                                       12,042,298
                                                          $16,996,391
        Electrical Component & Equipment - 1.7 %
 199,642Emerson Electric Co.                              $8,602,574
        Industrial Machinery - 1.1 %
  37,937Gorman-Rupp Co.                                   $1,215,122
 143,913The Timken Co.                                     4,362,003
                                                          $5,577,125
        Total Capital Goods                               $42,962,775
        Commercial Services & Supplies - 0.9 %
        Office Services & Supplies - 0.9 %
 113,178Mine Safety Appliances Co. (b)                    $4,760,267
        Total Commercial Services & Supplies              $4,760,267
        Automobiles & Components - 1.8 %
        Auto Parts & Equipment - 1.8 %
  93,560Johnson Controls, Inc.                            $8,852,647
        Total Automobiles & Components                    $8,852,647
        Consumer Services - 2.0 %
        Leisure Facilities - 1.4 %
 245,127Cedar Fair, L.P.                                  $7,000,827
        Specialized Consumer Services - 0.6 %
 201,241Servicemaster Co.                                 $3,097,099
        Total Consumer Services                           $10,097,926
        Media - 4.0 %
        Broadcasting & Cable TV - 1.2 %
 193,100CBS Corp. (Class B)                               $5,906,929
        Publishing - 2.8 %
  84,540Idearc, Inc.                                      $2,967,354
 113,625McGraw-Hill Co., Inc.                              7,144,740
 182,900New York Times Co. (b)                             4,299,979
                                                          $14,412,073
        Total Media                                       $20,319,002
        Retailing - 1.6 %
        Department Stores - 0.5 %
  55,242Federated Department Stores, Inc.                 $2,488,652
        Distributors - 1.1 %
 111,730Genuine Parts Co.                                 $5,474,770
        Total Retailing                                   $7,963,422
        Food, Beverage & Tobacco - 6.8 %
        Packaged Foods & Meats - 6.3 %
 188,614Campbell Soup Co.                                 $7,346,515
 106,131General Mills, Inc.                                6,178,947
 187,543H.J. Heinz Co., Inc.                               8,837,026
  66,100Kellogg Co.                                        3,399,523
  81,300The J.M. Smucker Co.                               4,334,916
  39,500William Wrigley Jr. Co.                            2,011,735
                                                          $32,108,662
        Soft Drinks - 0.5 %
  38,972PepsiCo, Inc.                                     $2,477,060
        Total Food, Beverage & Tobacco                    $34,585,722
        Household & Personal Products - 2.5 %
        Household Products - 2.5 %
  70,315Clorox Co.                                        $4,478,362
 119,394Colgate-Palmolive Co.                              7,974,325
                                                          $12,452,687
        Total Household & Personal Products               $12,452,687
        Pharmaceuticals & Biotechnology - 5.9 %
        Pharmaceuticals - 5.9 %
 118,666Abbott Laboratories                               $6,621,563
  96,039Eli Lilly & Co.                                    5,158,255
 260,932Merck & Co., Inc.                                  11,525,366
 262,100Pfizer, Inc.                                       6,620,646
                                                          $29,925,830
        Total Pharmaceuticals & Biotechnology             $29,925,830
        Banks - 10.3 %
        Diversified Banks - 3.2 %
 153,101U.S. Bancorp                                      $5,353,942
 103,024Wachovia Corp.                                     5,671,471
 149,874Wells Fargo  & Co.                                 5,160,162
                                                          $16,185,575
        Regional Banks - 5.1 %
  88,467First Horizon National Corp.                      $3,674,035
 123,911National City Corp.                                4,615,685
  87,200Regions Financial Corp.                            3,084,264
 102,478SunTrust Banks, Inc.                               8,509,773
 191,305Whitney Holding Corp.                              5,850,107
                                                          $25,733,864
        Thrifts & Mortgage Finance - 2.0 %
 250,458Washington Mutual, Inc.                           $10,113,494
        Total Banks                                       $52,032,933
        Diversified Financials - 2.7 %
        Asset Management & Custody Banks - 1.5 %
 152,899Eaton Vance Corp.                                 $5,449,320
  34,424State Street Corp.                                 2,228,954
                                                          $7,678,274
        Investment Banking & Brokerage - 0.8 %
  62,158A.G. Edwards, Inc.                                $4,300,090
        Diversified Financial Services - 0.4 %
  35,852Bank of America Corp.                             $1,829,169
        Total Diversified Financials                      $13,807,533
        Insurance - 4.3 %
        Life & Health Insurance - 1.2 %
  91,791Lincoln National Corp.                            $6,222,512
        Multi-Line Insurance - 0.4 %
  20,900Hartford Financial Services Group, Inc.           $1,997,622
        Property & Casualty Insurance - 2.7 %
 142,492Chubb Corp.                                       $7,362,562
  92,994SAFECO Corp.                                       6,177,591
                                                          $13,540,153
        Total Insurance                                   $21,760,287
        Real Estate - 5.3 %
        Diversified Real Estate Investment Trusts - 0.7 %
  73,500Liberty Property Trust (b)                        $3,580,920
        Residential Real Estate Investment Trusts - 1.4 %
  56,454Archstone-Smith Trust                             $3,064,323
  77,000Equity Residential Property Trust                  3,713,710
                                                          $6,778,033
        Retail Real Estate Investment Trusts - 3.2 %
  78,200Developers Diversifies Realty Corp.               $4,918,780
  94,000General Growth Pro TLB SC                          6,069,580
 109,500Kimco Realty Corp.                                 5,337,030
                                                          $16,325,390
        Total Real Estate                                 $26,684,343
        Software & Services - 0.9 %
        Data Processing & Outsourced Services - 0.9 %
  89,997Automatic Data Processing, Inc.                   $4,355,855
        Total Software & Services                         $4,355,855
        Semiconductors - 1.4 %
 205,400Microchip Technology                              $7,297,862
        Total Semiconductors                              $7,297,862
        Telecommunication Services - 10.0 %
        Integrated Telecommunication Services - 9.2 %
 588,793AT&T Corp.                                        $23,216,108
 364,179Citizens Utilities Co. (Class B)                   5,444,476
  43,100Embarq Corp.                                       2,428,685
 254,800Verizon Communications, Inc.                       9,662,016
 381,853Windstream Corp.                                   5,609,421
                                                          $46,360,706
        Wireless Telecommunication Services - 0.8 %
  66,304Alltel Corp.                                      $4,110,848
        Total Telecommunication Services                  $50,471,554
        Utilities - 12.4 %
        Electric Utilities - 2.9 %
 282,900Duke Energy Corp.                                 $5,740,041
 127,711Great Plains Energy, Inc. (b)                      4,144,222
 133,158Southern Co.                                       4,880,241
                                                          $14,764,504
        Gas Utilities - 5.7 %
 120,100AGL Resources Inc.                                $5,130,672
 129,470Atmos Energy Corp.                                 4,049,822
 170,238Equitable Resources, Inc.                          8,225,900
 126,481Questar Corp.                                      11,283,370
                                                          $28,689,764
        Multi-Utilities - 3.8 %
  94,780Consolidated Edison, Inc.                         $4,839,467
 143,415NSTAR                                              5,036,735
 193,900PG&E Corp.                                         9,359,553
                                                          $19,235,755
        Total Utilities                                   $62,690,023
        TOTAL COMMON STOCKS
        (Cost  $366,665,736)                              $488,778,573

        Temporary Cash Investments - 5.7 %
        Repurchase Agreement - 2.8 %
14,000,0UBS Warburg, Inc., 5.27%, dated 3/30/07, repurchase price of $14,000,000 plus accrued interest on 4/2/07 collateralized by $14,631,000 U.S. Treasury Bill, 0.0%, 9/20/07 $14,000,000
        Security Lending Collateral - 2.9 %
14,490,8Securities Lending Investment Fund, 5.26%         $14,490,831
        TOTAL TEMPORARY CASH INVESTMENTS
        (Cost  $28,490,831)                               $28,490,831
        TOTAL INVESTMENT IN SECURITIES - 102.9%
        (Cost  $395,156,567) (a)                          $519,708,429
        OTHER ASSETS AND LIABILITIES - (102.9)%           $(14,480,606)

        TOTAL NET ASSETS - 100.0%                         $505,227,823

(A.D.R.)American Depositary Receipt

    (a) At March 31, 2007, the net unrealized gain on investments based on

        Aggregate gross unrealized gain for all investments in which there
        excess of value over tax cost                     $125,774,763

        Aggregate gross unrealized loss for all investments in which there
        excess of tax cost over value                      -1,771,238

        Net unrealized gain                               $124,003,525

    (b) At March 31, 2007, the following securities were out on loan:

 Shares                      Security                        Value
     93 Great Plains Energy, Inc.                             3,419
 72,765 Liberty Property Trust                             3,545,111
100,466 Masco Corp.                                        2,752,768
112,046 Mine Safety Appliances Co.                         4,712,655
181,071 New York Times Co.                                 4,256,979
 68,211 Weyerhaeuser Co.                                   5,098,090
        Total                                             $20,369,022
Pioneer Inernational Value VCT Portfolio
Schedule of Investments  3/31/07

Shares                                                  Value

     Preferred Stocks - 1.3 %
     Automobiles & Components - 0.6 %
     Automobile Manufacturers - 0.6 %
  245Porsche AG                                       $ 374,493
     Total Automobiles & Components                   $ 374,493
     Utilities - 0.7 %
     Multi-Utilities - 0.6 %
4,112RWE AG                                           $ 406,246
     Total Utilities                                  $ 406,246
     TOTAL PREFERRED STOCKS
     (Cost  $612,950)                                 $ 780,739

     Common Stocks - 94.2 %
     Energy - 8.9 %
     Integrated Oil & Gas - 7.2 %
14,82Gazprom  (A.D.R.)                                $ 623,443
7,330Lukoil Holding (A.D.R.) *                          634,045
7,261Petrobras Brasileiro (A.D.R.)                      648,770
15,67Repsol SA                                          525,444
35,30Royal Dutch Shell Plc                             1,176,649
19,50Statoil ASA                                        528,396
                                                      $4,136,747
     Oil & Gas Equipment & Services - 0.7 %
5,612Technip                                          $ 409,466
     Oil & Gas Exploration & Production - 1.0 %
697,6CNOOC, Ltd.                                      $ 611,492
     Total Energy                                     $5,157,705
     Materials - 7.1 %
     Construction Materials - 2.2 %
6,981CRH Plc                                          $ 298,674
7,432Holcim, Ltd.                                       745,517
1,313Lafarge                                            206,658
                                                      $1,250,849
     Diversified Chemical - 0.6 %
108,4UBE Industries, Ltd. *                           $ 343,451
     Diversified Metals & Mining - 2.9 %
31,02Broken Hill Proprietary Co., Ltd.                $ 751,956
8,870Freeport-McMoRan Copper & Gold, Inc. (Class B)     587,105
6,358Rio Tinto Plc                                      361,195
                                                      $1,700,256
     Steel - 1.4 %
19,64Companhia Vale do Rio Doce (A.D.R.)              $ 614,370
39,80Godo Steel, Ltd. *                                 212,590
                                                      $ 826,960
     Total Materials                                  $4,121,516
     Capital Goods - 12.7 %
     Building Products - 0.5 %
3,150Compagnie de Saint Gobain                        $ 308,531
     Construction & Engineering - 0.4 %
10,00Chiyoda Corp. *                                  $ 217,672
     Construction & Farm Machinery & Heavy Trucks - 3.2 %
16,84Daewoo Heavy Industries & Machinery, Ltd.        $ 615,087
3,700Hyundai Heavy Industries *                         738,348
24,20Komatsu, Ltd. *                                    503,471
                                                      $1,856,906
     Electrical Component & Equipment - 1.6 %
3,466Schneider Electric SA                            $ 440,584
33,90Sumitomo Electric, Inc. *                          512,268
                                                      $ 952,852
     Industrial Conglomerates - 3.0 %
49,30Keppel Corp.                                     $ 617,218
42,00Hutchinson Whampoa, Ltd.                           404,160
6,493Siemens                                            694,426
                                                      $1,715,804
     Industrial Machinery - 1.9 %
14,73AB SKF                                           $ 307,107
3,600Fanuc, Ltd. *                                      332,677
9,500Kurita Water Industries, Inc.                      230,680
18,62Nabtesco Corp. *                                   243,328
                                                      $1,113,792
     Trading Companies & Distributors - 2.1 %
38,10Mitsubishi Corp. *                               $ 883,367
13,95Wolseley                                           328,270
                                                      $1,211,637
     Total Capital Goods                              $7,377,194
     Commercial Services & Supplies - 0.1 %
     Office Services & Supplies - 0.1 %
6,200Buhrmann NV                                      $  83,591
     Total Commercial Services & Supplies             $  83,591
     Transportation - 1.9 %
     Air Freight & Couriers - 0.7 %
1,625Panalpina Welttransport Holding AG               $ 272,124
3,127TNT NV                                             143,973
                                                      $ 416,097
     Railroads - 1.2 %
   86East Japan Railway Co. *                         $ 666,944
     Total Transportation                             $1,083,041
     Automobiles & Components - 4.3 %
     Auto Parts & Equipment - 0.6 %
9,795Denso Corp. *                                    $ 361,644
     Automobile Manufacturers - 3.2 %
6,087Hyundai Motor Co., Ltd. *                        $ 427,204
22,60Toyota Motor Co. *                                1,447,778
                                                      $1,874,982
     Tires & Rubber - 0.4 %
1,977Continental AG                                   $ 254,990
     Total Automobiles & Components                   $2,491,616
     Consumer Durables & Apparel - 2.7 %
     Apparel, Accessories & Luxury Goods - 0.4 %
4,431Adidas-Salomon AG                                $ 241,785
     Consumer Electronics - 1.5 %
19,00Matsushita Electric Industrial Co., Ltd. *       $ 382,212
6,700Sony Corp. *                                       338,558
3,900TomTom NV *  (b)                                   158,468
                                                      $ 879,238
     Homebuilding - 0.8 %
15,27Persimmon Plc.                                   $ 424,535
     Total Consumer Durables & Apparel                $1,545,558
     Consumer Services - 0.4 %
     Hotels, Resorts & Cruise Lines - 0.4 %
4,510Carnival Corp.                                   $ 211,339
     Total Consumer Services                          $ 211,339
     Media - 1.9 %
     Broadcasting & Cable TV - 1.3 %
34,70Eutelsat Communications *                        $ 784,729
     Movies & Entertainment - 0.6 %
8,415Vivendi SA                                       $ 342,259
     Total Media                                      $1,126,988
     Retailing - 2.1 %
     Apparel Retail - 1.1 %
127,1Truworths International, Ltd.                    $ 619,369
     Department Stores - 1.0 %
1,500Pinault-Printemps Redoute *                      $ 240,128
26,10The Daimaru                                        337,774
                                                      $ 577,902
     Total Retailing                                  $1,197,271
     Food & Drug Retailing - 1.1 %
     Drug Retail - 0.6 %
16,40Alliance Boots Plc                               $ 336,329
     Food Retail - 0.5 %
32,40Tesco Plc                                        $ 283,458
     Total Food & Drug Retailing                      $ 619,787
     Food, Beverage & Tobacco - 5.2 %
     Brewers - 1.9 %
3,600Inbev NV *                                       $ 260,194
29,90KIRIN Brewery Co., Ltd. *                          433,179
18,45South African Breweries Plc                        403,966
                                                      $1,097,339
     Distillers & Vintners - 0.6 %
21,20C&C Group Plc                                    $ 322,542
     Packaged Foods & Meats - 0.9 %
22,00Ajinomoto Co., Inc. *                            $ 252,017
9,900Unilever NV *                                      288,748
                                                      $ 540,765
     Soft Drinks - 1.0 %
5,144Fomento Economico Mexicano SA de CV              $ 567,846
     Tobacco - 0.8 %
15,63British American Tobacco Plc                     $ 487,622
     Total Food Beverage & Tobacco                    $3,016,114
     Household & Personal Products - 0.7 %
     Household Products - 0.7 %
7,200Kao Corp. *                                      $ 210,208
3,868Reckitt Benckiser Plc                              201,700
                                                      $ 411,908
     Total Household & Personal Products              $ 411,908
     Health Care Equipment & Services - 1.1 %
     Health Care Equipment - 0.5 %
2,130Synthes, Inc. *                                  $ 263,165
     Health Care Services - 0.2 %
  989Fresenius Medical Care AG                        $ 144,049
     Health Care Technology - 0.4 %
9,500Agfa Gevaert NV *                                $ 214,540
     Total Health Care Equipment & Services           $ 621,754
     Pharmaceuticals & Biotechnology - 4.7 %
     Pharmaceuticals - 4.7 %
8,887Astrazeneca Plc                                  $ 477,764
9,700Bristol-Myers Squibb Co.                           269,272
22,10Daiichi Sankyo Co., Ltd. *                         679,956
4,094Roche Holdings AG                                  725,066
4,951Shire Pharmaceuticals Group Plc (A.D.R.) (b)       306,467
4,358UCB SA                                             253,736
                                                      $2,712,261
     Total Pharmaceuticals & Biotechnology            $2,712,261
     Banks - 15.8 %
     Diversified Banks - 15.8 %
13,50ABN AMRO Holding NV *                            $ 582,568
35,10Barclays Plc                                       498,876
8,190BNP Paribas SA                                     856,963
16,69Commonwealth Bank of Australia                     678,695
40,90Development Bank of Singapore, Ltd.                576,706
8,200Dexia *                                            245,134
58,02Intesa Sanpaolo *                                  440,984
6,470Kookmin Bank (A.D.R.) *                            583,271
    0Mitsubishi UFJ Financial Group, Inc. *               1,127
  146Mizuho Financial Group, Inc.                       934,477
14,00National Australia Bank, Ltd. *                    457,435
29,99Royal Bank of Scotland Group Plc                  1,172,006
2,847Societe Generale                                   492,789
128,5Turkiye Is Bankasi (Isbank)                        617,047
6,136Uniao de Bancos Brasileiros S.A. (Unibanco)-(G.D.  536,655
23,04Westpac Banking Corp.                              491,556
                                                      $9,166,289
     Total Banks                                      $9,166,289
     Diversified Financials - 4.1 %
     Asset Management & Custody Banks - 0.4 %
19,47Man Group Plc                                    $ 213,068
     Diversified Capital Markets - 2.5 %
14,94CS Group                                         $1,074,220
2,920Deutsche Bank AG                                   392,059
                                                      $1,466,279
     Investment Banking & Brokerage - 1.2 %
35,20Nomura Securites Co., Ltd. *                     $ 729,969
     Total Diversified Financials                     $2,409,316
     Insurance - 3.7 %
     Life & Health Insurance - 0.5 %
15,10AEGON NV *                                       $ 301,624
     Multi-Line Insurance - 2.3 %
2,200Allianz AG *                                     $ 450,571
19,19Aviva Plc                                          283,071
14,28AXA                                                608,644
                                                      $1,342,286
     Property & Casualty Insurance - 0.9 %
41,84Mitsui Sumitomo Insurance Co. *                  $ 526,369
     Total Insurance                                  $2,170,279
     Real Estate - 1.4 %
     Real Estate Management & Development - 1.4 %
   58Kenedix, Inc. *                                  $ 295,796
16,88Mitsui Fudosan Co. *                               491,068
                                                      $ 786,864
     Total Real Estate                                $ 786,864
     Software & Services - 0.8 %
     Application Software - 0.5 %
53,40Sage Group Plc                                   $ 270,643
     IT Consulting & Other Services - 0.3 %
2,600Atos Origin *                                    $ 174,390
     Total Software & Services                        $ 445,033
     Technology Hardware & Equipment - 3.3 %
     Communications Equipment - 0.7 %
117,3Ericsson                                         $ 435,491
     Computer Hardware - 1.0 %
58,70Fujitsu, Ltd. *                                  $ 388,362
25,90Toshiba Corp. *                                    171,853
                                                      $ 560,215
     Electronic Equipment & Instruments - 0.8 %
4,277Nidec Corp. *                                    $ 275,008
10,35Nippon Electric Glass Co., Ltd *                   179,794
                                                      $ 454,802
     Office Electronics - 0.8 %
9,318Canon, Inc.                                      $ 500,001
     Total Technology Hardware & Equipment            $1,950,509
     Semiconductors - 1.8 %
     Semiconductor Equipment - 0.7 %
6,094Tokyo Electron, Ltd.                             $ 425,703
     Semiconductors - 1.1 %
45,76Hon Hai Precision Industry (G.D.R.) *            $ 616,995
     Total Semiconductors                             $1,042,698
     Telecommunication Services - 5.6 %
     Alternative Carriers - 1.5 %
112,0Inmarsat Plc                                     $ 850,055
     Integrated Telecom Services - 0.9 %
   74Nippon Telegraph & Telephone Corp. *             $ 390,878
19,98Telekomunikacja Polska SA                          164,153
                                                      $ 555,031
     Wireless Telecommunication Services - 3.2 %
13,00Alumax, Inc. *                                   $ 621,270
11,42Mobile Telesystems (A.D.R.)                        639,455
206,0Vodafone Group Plc                                 554,451
                                                      $1,815,176
     Total Telecommunication Services                 $3,220,262
     Utilities - 3.0 %
     Electric Utilities - 2.0 %
3,371E.On AG                                          $ 458,542
24,20Enel S.p.A. *                                      259,054
16,40Kansai Electric Power Co. *                        471,318
                                                      $1,188,914
     Multi-Utilities - 0.9 %
21,00National Grid Plc *                              $ 329,172
4,500Suez Lyonnaise des Eaux *                          237,865
                                                      $ 567,037
     Total Utilities                                  $1,755,951
     TOTAL COMMON STOCKS
     (Cost  $47,635,564)                              $54,724,844

     TEMPORARY CASH INVESTMENT - 0.6%
     Security Lending Collateral - 0.6%
344,4Security Lending Investment Fund, 5.26%          $ 344,441
     TOTAL TEMPORARY CASH INVESTMENT
     (Cost $344,441)                                  $ 344,441

     TOTAL INVESTMENT IN SECURITIES
     (Cost  $48,592,955)                              $55,850,024

     OTHER ASSETS AND LIABILITIES                     $2,391,651

     TOTAL NET ASSETS                                 $58,241,675

     American Depositary Receipt

     Global Depositary Receipt

     Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2007, the value of these securities amounted to $536,655 or 0.9% of total net assets.

     Non-income producing security.

     March 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $48,592,955 was as follows:

     Aggregate gross unrealized gain for all investments in
     which there is an excess of value over tax cost  $  7,502,547

     Aggregate gross unrealized loss for all investments in
     which there is an excess of tax cost over value   (258,091)

     Net unrealized gain                              $7,244,456

     At March 31, 2007, the following securities were out on loan:
                         Security                       Value
     Shire Pharmaceuticals Group Plc (A.D.R.)           $  288,825
     TomTom NV *                                              48,759
     Total                                              $  337,584
Pioneer Fund VCT Portfolio
Schedule of Investments  3/31/07

 Shares                                                             Value

            Common Stocks - 97.3 %
            Energy - 8.2 %
            Integrated Oil & Gas - 6.1 %
 179,531    Chevron Corp.                                        $13,278,113
  88,025    ConocoPhillips                                        6,016,509
 110,868    Exxon Mobil Corp.                                     8,364,991
 107,450    Occidental Petroleum Corp.                            5,298,360
                                                                 $32,957,973
            Oil & Gas Equipment & Services - 0.5 %
  65,062    Weatherford Intl, Inc. *                             $2,934,296
            Oil & Gas Exploration & Production - 1.6 %
  76,894    Apache Corp.                                         $5,436,406
  67,515    Pioneer Natural Resources Co.                         2,910,572
                                                                 $8,346,978
            Total Energy                                         $44,239,247
            Materials - 4.6 %
            Aluminum - 1.2 %
 191,026    Alcoa, Inc.                                          $6,475,781
            Diversified Chemical - 0.8 %
  70,100    Dow Chemical Co.                                     $3,214,786
  26,034    E.I. du Pont de Nemours and Co.                       1,286,861
                                                                 $4,501,647
            Diversified Metals & Mining - 1.3 %
 122,524    Rio Tinto Plc                                        $6,974,521
            Industrial Gases - 1.0 %
  25,334    Air Products & Chemicals, Inc.                       $1,873,703
  53,762    Praxair, Inc.                                         3,384,856
                                                                 $5,258,559
            Specialty Chemicals - 0.3 %
  37,481    Ecolab, Inc.                                         $1,611,683
            Total Materials                                      $24,822,191
            Capital Goods - 10.2 %
            Aerospace & Defense - 2.6 %
  86,022    General Dynamics Corp.                               $6,572,081
 111,683    United Technologies Corp.                             7,259,395
                                                                 $13,831,476
            Construction & Farm Machinery & Heavy Trucks - 4.7 %
  90,779    Caterpillar, Inc.                                    $6,084,916
  84,466    Deere & Co.                                           9,176,386
 136,822    PACCAR, Inc.                                          10,042,735
                                                                 $25,304,037
            Electrical Component & Equipment - 1.0 %
  75,392    Emerson Electric Co.                                 $3,248,641
  36,906    Rockwell International Corp.                          2,209,562
                                                                 $5,458,203
            Industrial Conglomerates - 1.6 %
  43,600    3M Co.                                               $3,332,348
 154,654    General Electric Co.                                  5,468,565
                                                                 $8,800,913
            Industrial Machinery - 0.3 %
  16,367    Parker Hannifin Corp.                                $1,412,636
            Total Capital Goods                                  $54,807,265
            Transportation - 3.9 %
            Airlines - 0.7 %
 261,293    Southwest Airlines Co.                               $3,841,007
            Railroads - 3.2 %
  71,602    Burlington Northern, Inc.                            $5,758,949
 222,911    Norfolk Southern Corp.                                11,279,297
                                                                 $17,038,246
            Total Transportation                                 $20,879,253
            Automobiles & Components - 2.2 %
            Auto Parts & Equipment - 1.6 %
  88,645    Johnson Controls, Inc.                               $8,387,590
            Automobile Manufacturers - 0.6 %
 416,051    Ford Motor Corp.                                     $3,282,642
            Total Automobiles & Components                       $11,670,232
            Consumer Durables & Apparel - 0.2 %
            Apparel, Accessories & Luxury Goods - 0.2 %
  23,883    Liz Claiborne, Inc.                                  $1,023,387
            Total Consumer Durables & Apparel                    $1,023,387
            Media - 5.7 %
            Advertising - 0.8 %
  42,090    Omnicom Group                                        $4,309,174
            Movies & Entertainment - 1.0 %
 162,516    The Walt Disney Co.                                  $5,595,426
            Publishing - 3.9 %
  41,058    Reed Elsevier                                        $  727,058
  64,140    Gannett Co.                                           3,610,441
 125,263    John Wiley & Sons, Inc.                               4,729,931
 188,438    McGraw-Hill Co., Inc.                                 11,848,981
                                                                 $20,916,411
            Total Media                                          $30,821,011
            Retailing - 5.3 %
            Department Stores - 2.3 %
 100,356    Federated Department Stores, Inc.                    $4,521,038
 147,889    Nordstrom, Inc.                                       7,829,244
                                                                 $12,350,282
            General Merchandise Stores - 1.7 %
 150,713    Target Corp.                                         $8,931,252
            Home Improvement Retail - 0.8 %
 141,584    Lowe's Companies, Inc.                               $4,458,480
            Specialty Stores - 0.5 %
  29,018    Barnes & Noble, Inc.                                 $1,144,760
  69,072    Staples, Inc.                                         1,784,820
                                                                 $2,929,580
            Total Retailing                                      $28,669,594
            Food & Drug Retailing - 3.3 %
            Drug Retail - 2.1 %
  75,467    CVS Caremark Corp.                                   $2,576,443
 190,303    Walgreen Co.                                          8,733,005
                                                                 $11,309,448
            Food Distributors - 0.7 %
 116,328    Sysco Corp.                                          $3,935,376
            Hypermarkets & Supercenters - 0.5 %
  19,649    Costco Wholesale Corp.                               $1,057,902
  28,800    Wal-Mart Stores, Inc.                                 1,352,160
                                                                 $2,410,062
            Total Food & Drug Retailing                          $17,654,886
            Food, Beverage & Tobacco - 6.5 %
            Packaged Foods & Meats - 5.2 %
 118,941    Campbell Soup Co.                                    $4,632,752
  76,411    General Mills, Inc.                                   4,448,648
 102,455    H.J. Heinz Co., Inc.                                  4,827,680
  82,795    Hershey Foods Corp.                                   4,525,575
  43,685    Kellogg Co.                                           2,246,720
 136,000    Kraft Foods, Inc.                                     4,305,760
 162,773    Sara Lee Corp.                                        2,754,119
                                                                 $27,741,254
            Soft Drinks - 1.3 %
 113,124    PepsiCo, Inc.                                        $7,190,161
            Total Food, Beverage & Tobacco                       $34,931,415
            Household & Personal Products - 1.7 %
            Household Products - 1.4 %
  14,255    Clorox Co.                                           $  907,901
  96,982    Colgate-Palmolive Co.                                 6,477,428
                                                                 $7,385,329
            Personal Products - 0.3 %
  39,024    Estee Lauder Co.                                     $1,906,322
            Total Household & Personal Products                  $9,291,651
            Health Care Equipment & Services - 5.6 %
            Health Care Equipment - 5.6 %
 104,791    Becton, Dickinson & Co.                              $8,057,380
 139,138    Biomet, Inc.                                          5,911,974
  63,800    C. R. Bard, Inc.                                      5,072,738
  75,039    Medtronic, Inc.                                       3,681,413
 104,000    St. Jude Medical, Inc. *                              3,911,440
  39,300    Zimmer Holdings, Inc. *                               3,356,613
                                                                 $29,991,558
            Total Health Care Equipment & Services               $29,991,558
            Pharmaceuticals & Biotechnology - 6.4 %
            Pharmaceuticals - 6.4 %
 102,710    Abbott Laboratories                                  $5,731,218
  53,017    Barr Pharmaceuticals, Inc. *                          2,457,338
  80,039    Eli Lilly & Co.                                       4,298,895
  63,788    Merck & Co., Inc.                                     2,817,516
  77,980    Novartis AG (A.D.R.)                                  4,260,047
 204,900    Pfizer, Inc.                                          5,175,774
  36,377    Roche Holdings AG (A.D.R.)                            3,217,618
 175,915    Schering-Plough Corp.                                 4,487,592
  44,611    Teva Pharmaceutical Industries, Ltd.                  1,669,790
                                                                 $34,115,788
            Total Pharmaceuticals & Biotechnology                $34,115,788
            Banks - 8.2 %
            Diversified Banks - 3.8 %
 235,635    U.S. Bancorp                                         $8,240,156
  39,577    Wachovia Corp.                                        2,178,714
 281,946    Wells Fargo  & Co.                                    9,707,401
                                                                 $20,126,271
            Regional Banks - 3.3 %
  25,377    Compass Bancshares Inc.                              $1,745,938
  83,035    First Horizon National Corp.                          3,448,444
 170,284    National City Corp.                                   6,343,079
  55,102    SunTrust Banks, Inc.                                  4,575,670
  21,817    Zions Bancorporation                                  1,843,973
                                                                 $17,957,104
            Thrifts & Mortgage Finance - 1.1 %
 146,301    Washington Mutual, Inc.                              $5,907,634
            Total Banks                                          $43,991,009
            Diversified Financials - 4.2 %
            Asset Management & Custody Banks - 1.9 %
  43,970    Federated Investors, Inc.                            $1,614,578
 104,482    State Street Corp.                                    6,765,210
  36,004    T. Rowe Price Associates, Inc.                        1,699,029
                                                                 $10,078,817
            Consumer Finance - 0.6 %
  61,725    American Express Co.                                 $3,481,290
            Investment Banking & Brokerage - 0.9 %
  58,452    Merrill Lynch & Co., Inc.                            $4,773,775
            Diversified Financial Services - 0.8 %
  86,529    Bank of America Corp.                                $4,414,710
            Total Diversified Financials                         $22,748,592
            Insurance - 2.8 %
            Life & Health Insurance - 0.6 %
  49,100    MetLife, Inc.                                        $3,100,665
            Multi-Line Insurance - 0.4 %
  24,622    Hartford Financial Services Group, Inc.              $2,353,371
            Property & Casualty Insurance - 1.8 %
 137,506    Chubb Corp.                                          $7,104,935
  34,082    SAFECO Corp.                                          2,264,067
                                                                 $9,369,002
            Total Insurance                                      $14,823,038
            Software & Services - 3.1 %
            Application Software - 0.7 %
  86,186    Adobe Systems, Inc. *                                $3,593,956
            Data Processing & Outsourced Services - 1.5 %
  89,274    Automatic Data Processing, Inc.                      $4,320,862
  25,841    DST Systems, Inc. *                                   1,943,243
  28,113    Fiserv, Inc. *                                        1,491,676
                                                                 $7,755,781
            Systems Software - 0.9 %
 181,275    Microsoft Corp.                                      $5,052,134
            Total Software & Services                            $16,401,871
            Technology Hardware & Equipment - 7.2 %
            Communications Equipment - 2.8 %
 139,000    Cisco Systems, Inc. *                                $3,548,670
 288,051    Motorola, Inc.                                        5,089,861
 274,102    Nokia Corp. (A.D.R.)                                  6,282,418
                                                                 $14,920,949
            Computer Hardware - 2.8 %
 151,076    Dell, Inc. *                                         $3,506,474
 176,511    Hewlett-Packard Co.                                   7,085,152
 746,472    Sun Microsystems, Inc. *                              4,486,297
                                                                 $15,077,923
            Computer Storage & Peripherals - 0.3 %
 134,374    EMC Corp. *                                          $1,861,080
            Office Electronics - 1.3 %
 125,867    Canon, Inc.  (A.D.R.) *                              $6,756,541
            Total Technology Hardware & Equipment                $38,616,493
            Semiconductors - 2.6 %
            Semiconductor Equipment - 0.5 %
 149,770    Applied Materials, Inc.                              $2,743,786
            Semiconductors - 2.1 %
 258,029    Intel Corp.                                          $4,936,095
 211,248    Texas Instruments, Inc.                               6,358,565
                                                                 $11,294,660
            Total Semiconductors                                 $14,038,446
            Telecommunication Services - 4.5 %
            Integrated Telecom Services - 4.2 %
 423,106    AT&T Corp.                                           $16,683,070
 129,130    Verizon Communications, Inc.                          4,896,610
  59,603    Windstream Corp.                                        875,568
                                                                 $22,455,248
            Wireless Telecommunication Services - 0.3 %
  23,216    Alltel Corp.                                         $1,439,392
            Total Telecommunication Services                     $23,894,640
            Utilities - 0.8 %
            Electric Utilities - 0.4 %
  56,177    Southern Co.                                         $2,058,887
            Multi-Utilities - 0.4 %
  34,904    Consolidated Edison, Inc.                            $1,782,198
  13,700    PG&E Corp.                                              661,299
                                                                 $2,443,497
            Total Utilities                                      $4,502,384
            TOTAL COMMON STOCKS
            (Cost  $364,126,084)                                 $521,933,951

            Temporary Cash Investment - 2.9 %
            Repurchase Agreement - 2.9 %
15,800,000  UBS Warburg, Inc., 5.27%, dated 3/30/07, repurchase price of $15,800,000 plus accrued interest on 4/2/07 collateralized
            by $16,512,000 U.S. Treasury Bill, 0.0%, 9/20/07     $15,800,000
            TOTAL TEMPORARY CASH INVESTMENT
            (Cost  $15,800,000)                                  $15,800,000

            TOTAL INVESTMENT IN SECURITIES - 100.2%
            (Cost  $379,926,084)(a)                              $537,733,951

            OTHER ASSETS AND LIABILITIES - 0.2%                  $(1,113,990)

            TOTAL NET ASSETS - 100.0%                            $536,619,961

(A.D.R.)    American Depositary Receipt

      *     Non-income producing security

    (a) At March 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $379,926,084 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost            $148,337,047

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value             9,470,820

            Net unrealized gain                                  $157,807,867
Pioneer Value VCT Portfolio
SCHEDULE OF INVESTMENTS  3/31/07

Shares                                               Value

       COMMON STOCKS - 98.4 %
       Energy - 7.8 %
       Integrated Oil & Gas - 7.8 %
30,100 Chevron Corp.                               $2,226,196
20,176 ConocoPhillips                               1,379,030
13,900 USX-Marathon Group, Inc.                     1,373,737
                                                   $4,978,963
       Total Energy                                $4,978,963
       Materials - 2.7 %
       Diversified Metals & Mining - 2.2 %
21,107 Freeport-McMoRan Copper & Gold, Inc. (Class $1,397,072
       Gold - 0.5 %
8,000  Newmont Mining Corp.                        $ 335,920
       Total Materials                             $1,732,992
       Capital Goods - 6.2 %
       Industrial Conglomerates - 6.2 %
19,300 3M Co.                                      $1,475,099
38,000 General Electric Co.                         1,343,680
36,463 Tyco International, Ltd.                     1,150,408
                                                   $3,969,187
       Total Capital Goods                         $3,969,187
       Transportation - 0.9 %
       Railroads - 0.9 %
10,900 Norfolk Southern Corp.                      $ 551,540
       Total Transportation                        $ 551,540
       Retailing - 3.7 %
       Apparel Retail - 0.5 %
19,400 Gap, Inc.                                   $ 333,874
       Home Improvement Retail - 2.2 %
39,200 Home Depot, Inc.                            $1,440,208
       Internet Retail - 1.0 %
26,600 Expedia, Inc. *                             $ 616,588
       Total Retailing                             $2,390,670
       Food & Drug Retailing - 3.6 %
       Food Retail - 1.5 %
33,500 Kroger Co.                                  $ 946,375
       Hypermarkets & Supercenters - 2.1 %
28,570 Wal-Mart Stores, Inc.                       $1,341,362
       Total Food & Drug Retailing                 $2,287,737
       Food Beverage & Tobacco - 6.7 %
       Packaged Foods & Meats - 2.4 %
26,400 General Mills, Inc.                         $1,537,008
       Tobacco - 4.3 %
31,750 Altria Group, Inc.                          $2,787,968
       Total Food, Beverage & Tobacco              $4,324,976
       Household & Personal Products - 2.9 %
       Household Products - 2.9 %
27,600 Kimberly-Clark Corp.                        $1,890,324
       Total Household & Personal Products         $1,890,324
       Health Care Equipment & Services - 1.5 %
       Health Care Equipment - 1.1 %
48,400 Boston Scientific Corp. *                   $ 703,736
       Managed Health Care - 0.4 %
6,600  AETNA, Inc.                                 $ 289,014
       Total Health Care Equipment & Services      $ 992,750
       Pharmaceuticals & Biotechnology - 15.5 %
       Pharmaceuticals - 15.5 %
101,120Bristol-Myers Squibb Co.                    $2,807,091
57,000 Merck & Co., Inc.                            2,517,690
56,000 Pfizer, Inc.                                 1,414,560
123,970Schering-Plough Corp.                        3,162,475
                                                   $9,901,816
       Total Pharmaceuticals & Biotechnology       $9,901,816
       Banks - 7.9 %
       Diversified Banks - 3.0 %
35,680 Wachovia Corp.                              $1,964,184
       Thrifts & Mortgage Finance - 4.9 %
24,900 Freddie Mac                                 $1,481,301
40,618 Washington Mutual, Inc.                      1,640,155
                                                   $3,121,456
       Total Banks                                 $5,085,640
       Diversified Financials - 11.8 %
       Asset Management & Custody Banks - 1.6 %
90,000 Amvescap Plc                                $1,000,420
       Consumer Finance - 1.4 %
19,500 The First Marblehead Corp.                  $ 875,355
       Investment Banking & Brokerage - 3.2 %
17,220 Merrill Lynch & Co., Inc.                   $1,406,357
46,000 Nikko Cordinal Corp.                          657,143
                                                   $2,063,500
       Diversified Financial Services - 5.6 %
33,124 Bank of America Corp.                       $1,689,986
37,034 Citigroup, Inc.                              1,901,326
                                                   $3,591,312
       Total Diversified Financials                $7,530,587
       Insurance - 9.9 %
       Life & Health Insurance - 2.5 %
69,695 UNUM Group                                  $1,605,076
       Multi-Line Insurance - 4.3 %
41,258 American International Group, Inc.          $2,773,363
       Property & Casualty Insurance - 3.1 %
32,409 Allstate Corp.                              $1,946,480
       Total Insurance                             $6,324,919
       Technology Hardware & Equipment - 7.9 %
       Communications Equipment - 3.0 %
29,000 Motorola, Inc.                              $ 512,430
61,148 Nokia Corp. (A.D.R.)                         1,401,512
                                                   $1,913,942
       Computer Hardware - 4.9 %
42,200 Dell, Inc. *                                $ 979,462
29,600 Hewlett-Packard Co.                          1,188,144
10,300 IBM Corp.                                     970,878
                                                   $3,138,484
       Total Technology Hardware & Equipment       $5,052,426
       Semiconductors - 0.6 %
28,200 Advanced Micro Devices, Inc. *              $ 368,292
       Total Semiconductors                        $ 368,292
       Telecommunication Services - 6.4 %
       Integrated Telecommunication Services - 6.4 %
38,185 AT&T Corp.                                  $1,505,635
67,800 Verizon Communications, Inc.                 2,570,976
                                                   $4,076,611
       Total Telecommunication Services            $4,076,611
       Utilities - 2.5 %
       Electric Utilities - 1.9 %
24,590 Edison International                        $1,208,105
       Independent Power Producer & Energy Traders - 0.6 %
6,330  TXU Corp.                                   $ 405,753
       Total Utilities                             $1,613,858
       TOTAL COMMON STOCKS
       (Cost  $56,451,790)                         $63,073,288

       TOTAL INVESTMENT IN SECURITIES - 98.6%
       (Cost  $56,451,790)(a)                      $63,073,288

       OTHER ASSETS AND LIABILITIES - 1.4%         $1,014,726

       TOTAL NET ASSETS - 100.0%                   $64,088,014

*      Non-income producing security.

(a) March 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $56,451,790 was as follows:

       Aggregate gross unrealized gain for all investments in
       which there is an excess of value over tax c$  6,992,663

       Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over val(227,016)

       Net unrealized gain                         $6,765,647

Pioneer High Yield VCT Portfolio
             Schedule of Investments  3/31/07

Shares                                                               Value

             CONVERTIBLE PREFERRED STOCKS - 4.2 %
             Materials - 3.7 %
             Diversified Metals & Mining - 3.7 %
  1,200      Freeport-MC Copp., 5.5%, 12/31/49                     $1,827,600
 25,000      Freeport-MC Copp., 6.75%, 5/1/10                       2,664,000
                                                                   $4,491,600
             Total Materials                                       $4,491,600
             Banks - 0.6 %
             Thrifts & Mortgage Finance - 0.6 %
 14,000      Sovereign Cap Trust IV, 4.375%, 3/1/34                $ 693,000
             Total Banks                                           $ 693,000
             TOTAL CONVERTIBLE PREFERRED STOCKS
             (Cost  $4,331,500)                                    $5,184,600

             CONVERTIBLE CORPORATE BONDS - 6.9 %
             Materials - 0.6 %
             Gold - 0.6 %
800,000      Coeur D'Alene Mines Corp., 1.25%, 1/15/24             $ 729,000
             Total Materials                                       $ 729,000
             Capital Goods - 1.2 %
             Electrical Component & Equipment - 1.1 %
2,000,000    Roper Industries, Inc., 1.4813%, 1/15/34              $1,405,000
             Total Capital Goods                                   $1,405,000
             Media - 1.8 %
             Advertising - 1.8 %
1,800,000    Interpublic Group Cos., 4.25%, 3/15/23 (144A)         $2,234,250
             Total Media                                           $2,234,250
             Retailing - 0.8 %
             Automotive Retail - 0.8 %
1,000,000    Sonic Automotive, Inc., 5.25%, 5/7/09                 $ 978,750
             Total Retailing                                       $ 978,750
             Health Care Equipment & Services - 0.3 %
             Health Care Equipment - 0.3 %
375,000      Epix Medical, 3.0%, 6/15/24 (144A)                    $ 319,219
             Total Health Care Equipment & Services                $ 319,219
             Pharmaceuticals & Biotechnology - 0.9 %
             Biotechnology - 0.5 %
615,000      Mannkind Corp., 3.75%, 12/15/13                       $ 608,850
             Life Sciences Tools & Services - 0.3 %
410,000      Diversa Corp., 5.5%, 4/1/27 (144A)                    $ 469,450
             Total Pharmaceuticals & Biotechnology                 $1,078,300
             Real Estate - 0.5 %
             Office Real Estate Investment Trusts - 0.5 %
600,000      Alexandria Real, 3.7%, 1/15/27 (114A)                 $ 612,000
             Total Real Estate                                     $ 612,000
             Technology Hardware & Equipment - 0.8 %
             Electronic Equipment & Instruments - 0.6 %
500,000      Newport Corp., 2.5%, 2/15/12 (144A)                   $ 477,500
250,000      Vishay Intertechnology, 3.625%, 8/1/23                  250,313
                                                                   $ 727,813
             Technology Distributors - 0.2 %
250,000      Anixter Intl, Inc., 1.0%, 2/15/13 (144A)              $ 293,438
             Total Technology Hardware & Equipment                 $1,021,251
             TOTAL CONVERTIBLE CORPORATE BONDS
             (Cost  $8,116,270)                                    $8,377,770

             PREFERRED STOCK - 1.6 %
             Real Estate - 1.6 %
             Real Estate Management & Development - 1.6 %
 75,000      Forest City Enterprises, 7.375%, 2/1/34               $1,897,500
             TOTAL PREFERRED STOCK
             (Cost  $1,917,000)                                    $1,897,500

             COMMON STOCKS - 17.5 %
             Energy - 1.3 %
             Oil & Gas Refining & Marketing - 0.6 %
  7,800      Tesoro Petroleum Corp.                                $ 783,354
             Oil & Gas Storage & Transporation - 0.7 %
  7,900      Kinder Morgan, Inc.                                   $ 840,955
             Total Energy                                          $1,624,309
             Materials - 3.6 %
             Construction Materials - 0.1 %
  1,752      Texas Industries, Inc.                                $ 132,329
             Diversified Chemical - 0.7 %
 20,000      Dow Chemical Co.                                      $ 917,200
             Diversified Metals & Mining - 0.6 %
 10,400      Freeport-McMoRan Copper & Gold, Inc. (Class B)        $ 688,376
             Gold - 0.4 %
 17,600      Barrick Gold Corp.                                    $ 502,480
             Industrial Gases - 0.5 %
  8,200      Air Products & Chemicals, Inc.                        $ 606,472
             Specialty Chemicals - 1.2 %
  1,700      Arch Chemicals, Inc.                                  $  53,074
 63,100      RPM, Inc.                                              1,457,610
                                                                   $1,510,684
             Total Materials                                       $4,357,541
             Capital Goods - 2.0 %
             Electrical Component & Equipment - 1.5 %
 12,400      Cooper Industries, Inc.                               $ 557,876
  5,200      Franklin Electric Co., Inc.                             241,800
 19,500      General Cable Corp. *                                  1,041,885
                                                                   $1,841,561
             Industrial Machinery - 0.5 %
 10,500      ITT Corp.                                             $ 633,360
             Total Capital Goods                                   $2,474,921
             Commercial Services & Supplies - 0.5 %
             Office Services & Supplies - 0.5 %
  9,200      Avery Dennison Corp.                                  $ 591,192
             Total Commercial Services & Supplies                  $ 591,192
             Household & Personal Products - 0.5 %
             Household Products - 0.5 %
  9,200      Procter & Gamble Co.                                  $ 581,072
             Total Household & Personal Products                   $ 581,072
             Health Care Equipment & Services - 0.7 %
             Health Care Equipment - 0.7 %
 12,550      Beckman Coulter, Inc.                                 $ 801,820
             Total Health Care Equipment & Services                $ 801,820
             Pharmaceuticals & Biotechnology - 1.5 %
             Biotechnology - 0.4 %
 11,900      PDL BioPharma, Inc. *                                 $ 258,230
  9,399      Vertex Pharmaceuticals, Inc. *                          263,548
                                                                   $ 521,778
             Life Sciences Tools & Services - 1.0 %
  5,300      Applera Corp. - Applied Biosystems Group              $ 156,721
 15,100      Bio-Rad Laboratories, Inc. *                           1,054,584
  3,400      Pharmaceutical Product Development, Inc.                114,546
                                                                   $1,325,851
             Total Pharmaceuticals & Biotechnology                 $1,847,629
             Diversified Financials - 0.2 %
             Investment Banking & Brokerage - 0.2 %
  4,900      Lazard, Ltd.                                          $ 245,882
             Total Diversified Financials                          $ 245,882
             Real Estate - 2.4 %
             Diversified Real Estate Investment Trusts - 0.1 %
  4,600      Liberty Property Trust                                $ 224,112
             Retail Real Estate Investment Trusts - 1.2 %
 22,900      General Growth Pro TLB SC                             $1,478,653
             Specialized Real Estate Investment Trusts - 1.0 %
 47,600      Host Hotels & Resorts, Inc.                           $1,252,356
             Total Real Estate                                     $2,955,121
             Technology Hardware & Equipment - 0.5 %
             Electronic Equipment & Instruments - 0.5 %
 10,000      Amphenol Corp.                                        $ 645,700
             Total Technology Hardware & Equipment                 $ 645,700
             Utilities - 4.3 %
             Gas Utilities - 1.5 %
  1,500      Questar Corp.                                         $ 133,815
 47,700      Southern Union Co.                                     1,449,603
  9,600      Washington Gas Light Co.                                307,008
                                                                   $1,890,426
             Independent Power Producer & Energy Traders - 2.5 %
 42,600      NRG Energy, Inc. *                                    $3,068,904
             Multi-Utilities - 0.3 %
  3,700      Public Service Enterprise Group, Inc.                 $ 307,248
             Total Utilities                                       $5,266,578
             TOTAL COMMON STOCKS
Principal    (Cost  $17,061,330)                                   $21,391,765
Amount
             CORPORATE BONDS - 67.9 %
             Energy - 6.4 %
             Coal & Consumable Fuels - 1.9 %
2,500,000    Massey Energy Co., 6.875%, 12/15/13                   $2,371,875
             Oil & Gas Refining & Marketing - 4.4 %
1,531,000    Frontier Oil Corp., 6.625%, 10/1/11                   $1,527,173
2,850,000    Tesoro Corp., 6.25%, 11/1/12                           2,889,188
1,000,000    Tesoro Corp., 6.625%, 11/1/15                          1,012,500
                                                                   $5,428,861
             Total Energy                                          $7,800,736
             Materials - 17.9 %
             Aluminum - 2.0 %
2,300,000    Novelis, Inc., 7.25%, 2/15/15                         $2,432,250
             Commodity Chemicals - 5.8 %
1,750,000    Arco Chemical Co., 9.8%, 2/1/20                       $2,043,125
2,850,000    Georgia Gulf Corp, 9.5%, 10/15/14 (144A)               2,736,000
2,500,000    Nova Chemicals Corp., 7.875%, 9/15/25                  2,300,000
                                                                   $7,079,125
             Construction Materials - 1.2 %
1,500,000    Texas Industries, Inc, 7.25%, 7/15/13                 $1,545,000
             Metal & Glass Containers - 1.2 %
800,000      Crown Cork and Seal Co., Inc., 7.375%, 12/15/26       $ 756,000
750,000      Greif Brothers Corp., 6.75%, 2/1/17 (144A)              755,625
                                                                   $1,511,625
             Paper Products - 4.3 %
2,250,000    Abitibi-Consolidated, Inc., 8.55%, 8/1/10             $2,278,125
200,000      Abitibi-Consolidated, Inc., 6.0%, 6/20/13               170,000
3,100,000    Bowater, Inc., 6.5%, 6/15/13                           2,797,750
                                                                   $5,245,875
             Specialty Chemicals - 3.3 %
2,090,000    Millenium America, Inc., 7.625%, 11/15/26             $2,063,875
1,850,000    Millennium America, Inc., 9.25%, 6/15/08               1,919,375
                                                                   $3,983,250
             Total Materials                                       $21,797,125
             Capital Goods - 19.6 %
             Aerospace & Defense - 7.2 %
4,000,000    DRS Technologies, Inc., 6.875%, 11/1/13               $4,040,000
1,510,000    Esterline Technology, 6.625%, 3/1/17 (144A)            1,517,550
3,150,000    Esterline Technology, 7.75%, 6/15/13                   3,236,625
                                                                   $8,794,175
             Construction & Farm Machinery & Heavy Trucks - 1.6 %
1,950,000    Greenbrier Co., Inc., 8.375%, 5/15/15                 $1,979,250
             Electrical Component & Equipment - 0.2 %
255,000      Belden CDT, Inc. 7.0%, 3/15/17 (144A)                 $ 260,106
             Industrial Machinery - 7.7 %
2,500,000    Gardner Denver, Inc., 8.0%, 5/1/13 (144A)             $2,637,500
2,300,000    Manitowoc Co., Inc., 7.125%, 11/1/13                   2,346,000
4,750,000    Mueller Industries, Inc., 6.0%, 11/1/14                4,465,000
                                                                   $9,448,500
             Trading Companies & Distributors - 2.9 %
3,500,000    Wesco Distribution, Inc., 7.5%, 10/15/17              $3,500,000
             Total Capital Goods                                   $23,982,031
             Automobiles & Components - 2.4 %
             Auto Parts & Equipment - 2.4 %
2,800,000    Baldor Electric, 8.625%, 2/15/17                      $2,961,000
             Total Automobiles & Components                        $2,961,000
             Media - 1.1 %
             Advertising - 1.1 %
1,300,000    Interpublic Group, Inc., 7.25%, 8/15/11               $1,327,625
             Total Media                                           $1,327,625
             Health Care Equipment & Services - 1.3 %
             Health Care Supplies - 1.3 %
1,500,000    Inverness Medical Innovation, 8.75%, 2/15/12          $1,563,750
             Total Health Care Equipment & Services                $1,563,750
             Pharmaceuticals & Biotechnology - 1.6 %
             Pharmaceuticals - 1.6 %
2,000,000    Valeant Pharmaceuticals, 7.0%, 12/15/11               $1,935,000
             Total Pharmaceuticals & Biotechnology                 $1,935,000
             Real Estate - 6.2 %
             Real Estate Management & Development - 2.9 %
3,435,000    Forest City Enterprises, 7.625%, 6/1/15               $3,495,113
             Real Estate Investment Trusts - 1.2 %
1,500,000    BF Saul Real Estate Investment Trust, 7.5%, 3/1/14    $1,522,500
             Retail Real Estate Investment Trusts - 2.0 %
2,500,000    Rouse Co Lp/TRC Co- ISSR, 6.75%, 5/1/13 (144A)        $2,547,830
             Total Real Estate                                     $7,565,443
             Technology Hardware & Equipment - 2.7 %
             Electronic Equipment & Instruments - 1.5 %
250,000      General Cable Corp., 7.125%, 4/1/17 (144A)            $ 251,563
1,500,000    Itron, Inc., 7.75%, 5/15/12                            1,530,000
                                                                   $1,781,563
             Technology Distributors - 1.2 %
1,600,000    Anixter International Corp., 5.95%, 3/1/15            $1,504,000
             Total Technology Hardware & Equipment                 $3,285,563
             Utilities - 8.7 %
             Electric Utilities - 4.6 %
3,300,000    Allegheny Energy Supply, 7.8%, 3/15/11                $3,506,250
1,000,000    Allegheny Energy Supply, 8.25%, 4/15/12 (144A)         1,095,000
1,000,000    CMS Energy Corp., 7.5%, 1/15/09                        1,026,250
                                                                   $5,627,500
             Independent Power Producer & Energy Traders - 1.1 %
1,333,000    NRG Energy, Inc., 7.375%, 1/15/17                     $1,367,991
             Multi-Utilities - 3.0 %
3,000,000    CMS Energy Corp., 7.75%, 8/1/10                       $3,180,000
450,000      CMS Energy Corp., 6.875%, 12/15/15                      469,125
                                                                   $3,649,125
             Total Utilities                                       $10,644,616
             TOTAL CORPORATE BONDS
             (Cost  $82,448,007)                                   $82,862,889

             TOTAL INVESTMENT IN SECURITIES - 98.1%
             (Cost  $113,874,106)                                  $119,714,524

             OTHER ASSETS AND LIABILITIES - 1.9%                   $2,364,118

             TOTAL NET ASSETS - 100.0%                             $122,078,642


       (144A)Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.
             At March 31, 2007, the value of these securities amounted to $15,595,031 or 12.8% of total net assets.

       *     Non-income producing security.

       (a) March 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $113,874,106 was as follows:

             Aggregate gross unrealized gain for all investments in
             which there is an excess of value over tax cost       $   8,082,085

             Aggregate gross unrealized loss for all investments in
             which there is an excess of tax cost over value        (2,241,667)

             Net unrealized gain                                   $5,840,418

Pioneer Mid-Cap Value VCT Portfolio
Schedule of Investments  3/31/07

Shares                                                    Value

          Common Stocks - 97.8 %
          Energy - 6.0 %
          Coal & Consumable Fuels - 1.1 %
186,210   Massey Energy Co.                            $4,467,178
          Integrated Oil & Gas - 0.8 %
63,410    Hess Corp.                                   $3,517,353
          Oil & Gas Equipment & Services - 0.9 %
78,952    Weatherford Intl, Inc. *                     $3,560,735
          Oil & Gas Exploration & Production - 2.0 %
83,200    Plains Exploration and Product *             $3,755,648
104,400   Southwestern Energy Co. *                     4,278,312
                                                       $8,033,960
          Oil & Gas Refining & Marketing - 1.2 %
48,804    Tesoro Petroleum Corp.                       $4,901,386
          Total Energy                                 $24,480,612
          Materials - 6.6 %
          Diversified Metals & Mining - 0.9 %
52,300 Freeport-McMoRan Copper & Gold, Inc. (Class B$3,461,737 Industrial Gases - 2.0 %
112,182   Air Products & Chemicals, Inc.               $8,296,981
          Metal & Glass Containers - 2.1 %
186,536   Ball Corp.                                   $8,552,676
          Specialty Chemicals - 1.6 %
138,410   International Flavor & Fragrances, Inc.      $6,535,720
          Total Materials                              $26,847,114
          Capital Goods - 7.1 %
          Aerospace & Defense - 1.3 %
59,700    L-3 Communications Holdings, Inc.            $5,221,959
          Construction & Engineering - 0.6 %
126,600   KBR, Inc. *                                  $2,576,310
          Electrical Component & Equipment - 1.5 %
127,000   Thomas & Betts Corp. *                       $6,200,140
          Industrial Conglomerates - 1.3 %
165,210   Tyco International, Ltd.                     $5,212,376
          Industrial Machinery - 0.7 %
75,300    Crane Co.                                    $3,043,626
          Trading Companies & Distributors - 1.7 %
88,746    W.W. Grainger, Inc.                          $6,854,741
          Total Capital Goods                          $29,109,152
          Commercial Services & Supplies - 2.7 %
          Diversified Commercial Services - 1.3 %
149,000   Equifax, Inc.                                $5,431,050
          Environmental & Facilities Services - 1.4 %
201,959   Republic Services, Inc.                      $5,618,499
          Total Commercial Services & Supplies         $11,049,549
          Transportation - 1.0 %
          Railroads - 1.0 %
105,700   CSX Corp.                                    $4,233,285
          Total Transportation                         $4,233,285
          Automobiles & Components - 1.2 %
          Auto Parts & Equipment - 1.2 %
63,700    BorgWarner, Inc.                             $4,804,254
          Total Automobiles & Components               $4,804,254
          Consumer Durables & Apparel - 2.4 %
          Consumer Electronics - 1.1 %
45,100    Harman Interantional Industries, Inc.        $4,333,208
          Housewares & Specialties - 1.3 %
67,600    Fortune Brands, Inc.                         $5,328,232
          Total Consumer Durables & Apparel            $9,661,440
          Consumer Services - 4.2 %
          Casinos & Gaming - 1.7 %
82,410    Harrah's Entertainment, Inc.                 $6,959,525
          Education Services - 1.2 %
116,300   Apollo Group, Inc. *                         $5,105,570
          Hotels, Resorts & Cruise Lines - 1.3 %
112,000   Carnival Corp.                               $5,248,320
          Total Consumer Services                      $17,313,415
          Media - 3.9 %
          Advertising - 2.0 %
657,080   The Interpublic Group of Companies, Inc. *   $8,088,655
          Broadcasting & Cable TV - 0.6 %
92,315    Entercom Communications Corp.                $2,601,437
          Movies & Entertainment - 0.7 %
67,500    Viacom, Inc. (Class B) *                     $2,774,925
          Publishing - 0.6 %
44,600    Gannett Co.                                  $2,510,534
          Total Media                                  $15,975,551
          Retailing - 2.0 %
          Apparel Retail - 0.4 %
88,700    Gap, Inc.                                    $1,526,527
          Department Stores - 1.6 %
74,900    J.C. Penney Co., Inc.                        $6,153,784
3,700     Sears Holdings Corp. *                          666,592
                                                       $6,820,376
          Total Retailing                              $8,346,903
          Food & Drug Retailing - 3.1 %
          Food Retail - 3.1 %
269,000   Kroger Co.                                   $7,599,250
134,908   Safeway, Inc.                                 4,943,029
                                                       $12,542,279
          Total Food & Drug Retailing                  $12,542,279
          Food, Beverage & Tobacco - 4.5 %
          Brewers - 1.4 %
60,131    Molson Coors Brewing Co. (Class B)           $5,689,595
          Packaged Foods & Meats - 1.2 %
93,100    William Wrigley Jr. Co.                      $4,741,583
          Tobacco - 1.9 %
104,700   Loews Corp Carolina Group                    $7,916,367
          Total Food Beverage & Tobacco                $18,347,545
          Health Care Equipment & Services - 7.1 %
          Health Care Equipment - 0.9 %
241,010   Boston Scientific Corp. *                    $3,504,285
          Health Care Services - 1.8 %
104,162 Laboratory Corporation of America Holdings * $7,565,286 Health Care Supplies - 1.4 %
116,500   Cooper Companies Inc                         $5,664,230
          Managed Health Care - 3.0 %
131,700   AETNA, Inc.                                  $5,767,143
44,814    CIGNA Corp.                                   6,393,165
                                                       $12,160,308
          Total Health Care Equipment & Services       $28,894,109
          Pharmaceuticals & Biotechnology - 1.2 %
          Life Sciences Tools & Services - 0.5 %
81,500    PerkinElmer, Inc. *                          $1,973,930
          Pharmaceuticals - 0.7 %
52,700    Eli Lilly & Co.                              $2,830,517
          Total Pharmaceuticals & Biotechnology        $4,804,447
          Banks - 6.3 %
          Regional Banks - 4.5 %
136,225   KeyCorp                                      $5,104,351
100,910   Marshall & Ilsley Corp.                       4,673,142
63,510    PNC Bank Corp.                                4,570,815
49,000    Zions Bancorporation                          4,141,480
                                                       $18,489,788
          Thrifts & Mortgage Finance - 1.8 %
270,021   Hudson City Bancorp, Inc.                    $3,693,887
82,099    The PMI Group, Inc.                           3,712,517
                                                       $7,406,404
          Total Banks                                  $25,896,192
          Diversified Financials - 5.5 %
          Asset Management & Custody Banks - 3.6 %
177,314   Federated Investors, Inc.                    $6,510,970
53,300    Janus Capital Group Inc. *                    1,114,503
75,000    Legg Mason, Inc.                              7,065,750
                                                       $14,691,223
          Investment Banking & Brokerage - 1.9 %
360,200   E*TRADE Financial Corp. *                    $7,643,444
          Total Diversified Financials                 $22,334,667
          Insurance - 7.7 %
          Insurance Brokers - 1.1 %
119,810   Aon Corp.                                    $4,547,988
          Life & Health Insurance - 2.6 %
469,511   UNUM Group                                   $10,812,838
          Multi-Line Insurance - 0.8 %
90,028    Genworth Financial, Inc.                     $3,145,578
          Property & Casualty Insurance - 2.2 %
59,700    Ambac Financial Group, Inc.                  $5,157,483
178,900   Progressive Corp.                             3,903,598
                                                       $9,061,081
          Reinsurance - 1.0 %
123,692   Platinum Underwriter Holdings, Ltd.          $3,968,039
          Total Insurance                              $31,535,524
          Real Estate - 3.0 %
          Industrial Real Estate Investment Trusts - 1.0 %
64,000    ProLogis Trust                               $4,155,520
          Mortgage Real Estate Investment Trusts - 1.0 %
266,045   Annaly Capital Management, Inc.              $4,118,377
          Specialized Real Estate Investment Trusts - 1.0 %
150,310   Host Hotels & Resorts, Inc.                  $3,954,656
          Total Real Estate                            $12,228,553
          Software & Services - 2.5 %
          Data Processing & Outsourced Services - 1.3 %
197,100   First Data Corp.                             $5,301,990
          Systems Software - 1.2 %
274,100   Symantec Corp. *                             $4,741,930
          Total Software & Services                    $10,043,920
          Technology Hardware & Equipment - 6.2 %
          Communications Equipment - 2.5 %
185,400   Andrew Corp. *                               $1,963,386
299,420   Juniper Networks, Inc. *                      5,892,586
226,000   Tellabs, Inc. *                               2,237,400
                                                       $10,093,372
          Computer Hardware - 2.6 %
221,010   NCR Corp. *                                  $10,557,648
          Office Electronics - 1.1 %
269,719   Xerox Corp. *                                $4,555,554
          Total Technology Hardware & Equipment        $25,206,574
          Semiconductors - 1.1 %
179,000   National Semiconductor Corp.                 $4,321,060
          Total Semiconductors                         $4,321,060
          Telecommunication Services - 1.3 %
          Wireless Telecommunication Services - 1.3 %
284,000   Sprint Nextel Corp.                          $5,384,640
          Total Telecommunication Services             $5,384,640
          Utilities - 11.5 %
          Electric Utilities - 5.6 %
105,000   American Electric Power Co., Inc.            $5,118,750
123,781   Edison International                          6,081,361
82,610    Firstenergy Corp.                             5,472,086
151,700   PPL Corp.                                     6,204,530
                                                       $22,876,727
          Gas Utilities - 1.6 %
74,700    Questar Corp.                                $6,663,987
          Independent Power Producer & Energy Traders - 1.9 %
105,066   NRG Energy, Inc. *                           $7,568,955
          Multi-Utilities - 2.4 %
116,484   NSTAR                                        $4,090,916
69,000    Public Service Enterprise Group, Inc.         5,729,760
                                                       $9,820,676
          Total Utilities                              $46,930,345
          TOTAL COMMON STOCKS
          (Cost  $345,924,970)                         $400,291,130

          Temporary Cash Investment - 2.1 %
          Repurchase Agreement - 2.1 %
8,000,000 UBS Warburg, Inc., 5.27%, dated 3/30/07, repurchase price of $8,000,000 plus accrued interest on 4/2/07 collateralized by $8,361,000 U.S. Treasury Bill, 0.0%, 9/20/$8,000,000
          Total Repurchase Agreement
          (Cost  $8,000,000)                           $8,000,000

          TOTAL INVESTMENT IN SECURITIES - 99.9%
          (Cost  $353,924,970)                         $408,291,130

          OTHER ASSETS AND LIABILITIES - 0.1%          $  860,842

          TOTAL NET ASSETS - 100.0%                    $409,151,972

*         Non-income producing security.

(a) March 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $353,924,970 was as follows:

          Aggregate gross unrealized gain for all investments in
          which there is an excess of value over tax co$  62,713,164

          Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over valu(8,347,004)

          Net unrealized gain                          $54,366,160

Pioneer Cullen Value VCT Portfolio
Schedule of Investments  3/31/07

Shares                                                            Value
           Common Stocks - 89.7 %
           Energy - 1.3 %
           Integrated Oil & Gas - 1.3 %
2,900      ConocoPhillips                                       $ 198,215
           Total Energy                                         $ 198,215
           Materials - 4.7 %
           Construction Materials - 1.8 %
8,400      Cemex SA (A.D.R.)                                    $ 275,100
           Diversified Metals & Mining - 1.6 %
9,440      Anglo American Plc                                   $ 249,405
           Forest Products - 1.3 %
2,800      Weyerhaeuser Co.                                     $ 209,272
           Total Materials                                      $ 733,777
           Capital Goods - 10.3 %
           Aerospace & Defense - 5.9 %
8,400      Raytheon Co.                                         $ 440,664
7,200      United Technologies Corp.                              468,000
                                                                $ 908,664
           Industrial Conglomerates - 4.4 %
5,750      3M Co.                                               $ 439,473
6,700      General Electric Co.                                   236,912
                                                                $ 676,385
           Total Capital Goods                                  $1,585,049
           Transportation - 2.3 %
           Railroads - 2.3 %
4,170      Canadian National Railway Co.                        $ 184,064
3,000      Canadian Pacific Railway, Ltd                          169,350
                                                                $ 353,414
           Total Transportation                                 $ 353,414
           Automobiles & Components - 1.8 %
           Auto Parts & Equipment - 1.8 %
3,700      BorgWarner, Inc.                                     $ 279,054
           Total Automobiles & Components                       $ 279,054
           Retailing - 1.8 %
           Home Improvement Retail - 1.8 %
7,600      Home Depot, Inc.                                     $ 279,224
           Total Retailing                                      $ 279,224
           Food, Beverage & Tobacco - 18.5 %
           Agricultural Products - 4.7 %
5,600      Archer Daniels Midland Co.                           $ 205,520
6,400      Bunge, Ltd.                                            526,208
                                                                $ 731,728
           Distillers & Vintners - 2.6 %
5,000      Diageo Plc (A.D.R.)                                  $ 404,750
           Packaged Foods & Meats - 11.2 %
6,700      General Mills, Inc.                                  $ 390,074
10,680     Kraft Foods, Inc.                                      338,129
4,750      Nestle SA (A.D.R.)                                     462,408
18,400     Unilever NV                                            537,648
                                                                $1,728,259
           Total Food, Beverage & Tobacco                       $2,864,737
           Household & Personal Products - 3.0 %
           Household Products - 3.0 %
6,750      Kimberly-Clark Corp.                                 $ 462,308
           Total Household & Personal Products                  $ 462,308
           Pharmaceuticals & Biotechnology - 7.6 %
           Pharmaceuticals - 7.6 %
6,150      GlaxoSmithKline                                      $ 339,849
17,250     Pfizer, Inc.                                           435,735
9,350      Sanofi-Synthelabo SA (A.D.R.)                          406,819
                                                                $1,182,403
           Total Pharmaceuticals & Biotechnology                $1,182,403
           Banks - 5.7 %
           Diversified Banks - 3.0 %
3,800      Icici Bank, Ltd. *                                   $ 139,650
5,800      Wachovia Corp.                                         319,290
                                                                $ 458,940
           Regional Banks - 2.7 %
12,050     Regions Financial Corp.                              $ 426,209
           Total Banks                                          $ 885,149
           Diversified Financials - 14.5 %
           Diversified Capital Markets - 1.6 %
4,200      UBS AG                                               $ 249,606
           Investment Banking & Brokerage - 5.6 %
5,150      Merrill Lynch & Co., Inc.                            $ 420,601
5,700      Morgan Stanley                                         448,932
                                                                $ 869,533
           Diversified Financial Services - 7.3 %
8,300      Bank of America Corp.                                $ 423,466
4,900      Citigroup, Inc.                                        251,566
9,400      J.P. Morgan Chase & Co.                                454,772
                                                                $1,129,804
           Total Diversified Financials                         $2,248,943
           Insurance - 7.8 %
           Life & Health Insurance - 3.1 %
7,550      MetLife, Inc.                                        $ 476,783
           Multi-Line Insurance - 2.8 %
6,450      American International Group, Inc.                   $ 433,569
           Property & Casualty Insurance - 1.9 %
5,800      Chubb Corp.                                          $ 299,686
           Total Insurance                                      $1,210,038
           Technology Hardware & Equipment - 5.0 %
           Communications Equipment - 1.8 %
12,000     Nokia Corp. (A.D.R.)                                 $ 275,040
           Computer Hardware - 2.2 %
8,450      Hewlett-Packard Co.                                  $ 339,183
           Technology Distributors - 1.0 %
4,150      Arrow Electronics, Inc. *                            $ 156,663
           Total Technology Hardware & Equipment                $ 770,886
           Telecommunication Services - 5.3 %
           Integrated Telecommunication Services - 5.3 %
11,130     AT&T Corp.                                           $ 438,852
9,900      Verizon Communications, Inc.                           375,408
                                                                $ 814,260
           Total Telecommunication Services                     $ 814,260
           TOTAL COMMON STOCKS
           (Cost  $12,126,721)                                  $13,867,457

           TOTAL INVESTMENT IN SECURITIES - 89.7%
           (Cost  $12,126,721)                                  $13,867,457

           OTHER ASSETS AND LIABILITIES - 10.3%                 $1,595,665

           TOTAL NET ASSETS - 100.0%                            $15,463,122

     (A.D.RAmerican Depositary Receipt

         * Non-income producing security

       (a) At March 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $12,126,721 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost            $1,758,136

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value             (17,400)

           Net unrealized gain                                  $1,740,736

Pioneer Equity Opportunity VCT Portfolio
       Schedule of Investments  3/31/07

Shares                                                  Value

       Common Stocks - 104.2 %
       Energy - 5.0 %
       Oil & Gas Refining & Marketing - 5.0 %
1,135  Frontier Oil Corp.                             $ 37,046
185    Tesoro Petroleum Corp.                           18,580
471    Valero Energy Corp.                              30,375
                                                      $ 86,001
       Total Energy                                   $ 86,001
       Materials - 4.9 %
       Construction Materials - 1.8 %
402    Texas Industries, Inc.                         $ 30,363
       Diversified Chemical - 1.0 %
135    Dow Chemical Co.                               $  6,191
155    FMC Corp.                                        11,692
                                                      $ 17,883
       Diversified Metals & Mining - 0.9 %
226    Freeport-McMoRan Copper & Gold, Inc. (Class B) $ 14,959
       Gold - 0.5 %
280    Barrick Gold Corp.                             $  7,994
       Specialty Chemicals - 0.7 %
200    Arch Chemicals, Inc.                           $  6,244
281    RPM, Inc.                                         6,491
                                                      $ 12,735
       Total Materials                                $ 83,934
       Capital Goods - 21.9 %
       Aerospace & Defense - 1.5 %
35     DRS Technologies, Inc.                         $  1,826
300    EDO Corp.                                         7,860
400    Esterline Technologies Corp. *                   16,428
                                                      $ 26,114
       Building Products - 0.1 %
57     Lennox International Inc.                      $  2,035
       Construction & Farm Machinery & Heavy Trucks - 0.6 %
129    Oshkosh Truck Corp.                            $  6,837
152    Wabash National Corp.                             2,344
                                                      $  9,181
       Electrical Component & Equipment - 10.9 %
494    AMETEK, Inc.                                   $ 17,063
900    Belden CDT, Inc,                                 48,231
1,326  Cooper Industries, Inc.                          59,657
82     Franklin Electric Co., Inc.                       3,813
628    General Cable Corp. *                            33,554
457    Roper Industries, Inc.                           25,080
                                                      $187,398
       Industrial Machinery - 7.7 %
142    Applied Power, Inc.  *                         $  7,215
228    Donaldson Co., Inc.                               8,231
38     Gardner Denver, Inc. *                            1,324
339    Idex Corp.                                       17,248
319    ITT Corp.                                        19,242
385    Kaydon Corp.                                     16,386
148    Kennametal, Inc.                                 10,006
1,405  Pall Corp.                                       53,390
                                                      $133,042
       Trading Companies & Distributors - 1.1 %
300    Wesco International, Inc. *                    $ 18,834
       Total Capital Goods                            $376,604
       Commercial Services & Supplies - 1.4 %
       Office Services & Supplies - 1.4 %
254    Avery Dennison Corp.                           $ 16,322
254    Brady Corp. *                                     7,925
                                                      $ 24,247
       Total Commercial Services & Supplies           $ 24,247
       Household & Personal Products - 3.0 %
       Household Products - 3.0 %
218    Church & Dwight Co., Inc.                      $ 10,976
657    Procter & Gamble Co.                             41,496
                                                      $ 52,472
       Total Household & Personal Products            $ 52,472
       Health Care Equipment & Services - 5.5 %
       Health Care Distributors - 0.2 %
113    Owens & Minor, Inc.                            $  4,150
       Health Care Equipment - 1.7 %
120    Beckman Coulter, Inc.                          $  7,667
409    GEN-Probe, Inc. *                                19,256
67     Steris Corp.                                      1,780
                                                      $ 28,703
       Health Care Supplies - 3.3 %
251    Haemonetics Corp. *                            $ 11,734
603    Inverness Medical Innovations, Inc. *            26,399
400    West Pharmaceuticals Services, Inc. *            18,572
                                                      $ 56,705
       Health Care Technology - 0.3 %
194    IMS Health, Inc.                               $  5,754
       Total Health Care Equipment & Services         $ 95,312
       Pharmaceuticals & Biotechnology - 9.6 %
       Biotechnology - 1.5 %
298    BioMarin Pharmaceutical, Inc. *                $  5,143
73     Genentech, Inc. *                                 5,995
1,000  Mannkind Corp. *                                 14,300
                                                      $ 25,438
       Life Sciences Tools & Services - 8.1 %
554    Applera Corp. - Applied Biosystems Group       $ 16,382
104    Bio-Rad Laboratories, Inc. *                      7,263
1,300  Diversa Corp *                                   10,153
112    Millipore Corp. *                                 8,117
2,400  PerkinElmer, Inc. *                              58,128
525    Pharmaceutical Product Development, Inc.         17,687
472    Thermo Fisher Scientific, Inc. *  (b)            22,066
                                                      $139,796
       Total Pharmaceuticals & Biotechnology          $165,234
       Banks - 1.2 %
       Thrifts & Mortgage Finance - 1.2 %
839    Sovereign Bancorp, Inc.                        $ 21,344
       Total Banks                                    $ 21,344
       Diversified Financials - 2.0 %
       Asset Management & Custody Banks - 0.9 %
154    Mellon Bank Corp.                              $  6,644
241    The Bank of New York Co., Inc.                    9,773
                                                      $ 16,417
       Investment Banking & Brokerage - 1.1 %
363    Lazard, Ltd.                                   $ 18,215
       Total Diversified Financials                   $ 34,632
       Insurance - 0.2 %
       Multi-Line Insurance - 0.2 %
41     Hartford Financial Services Group, Inc.        $  3,919
       Total Insurance                                $  3,919
       Real Estate - 14.5 %
       Diversified Real Estate Investment Trusts - 1.8 %
467    Liberty Property Trust  (b)                    $ 22,752
214    Washington Real Estate Investment Trust (b)       8,008
                                                      $ 30,760
       Office Real Estate Investment Trusts - 1.7 %
262    Mack-Cali Realty Corp.                         $ 12,479
442    Maguire Properties Inc.                          15,718
                                                      $ 28,197
       Real Estate Management & Development - 1.3 %
336    Forest City Enterprises, Inc.                  $ 22,236
       Retail Real Estate Investment Trusts - 6.7 %
100    Federal Realty Investment Trust                $  9,062
734    General Growth Pro TLB SC                        47,394
713    Saul Centers, Inc.                               40,570
205    The Macerich Co.                                 18,934
                                                      $115,960
       Specialized Real Estate Investment Trusts - 3.0 %
1,386  Host Hotels & Resorts, Inc.                    $ 36,466
400    Plum Creek Timber Co., Inc. *                    15,768
                                                      $ 52,234
       Total Real Estate                              $249,387
       Technology Hardware & Equipment - 18.3 %
       Communications Equipment - 1.0 %
409    CommScope, Inc. *                              $ 17,546
       Computer Storage & Peripherals - 4.3 %
977    Komag, Inc. *   (b)                            $ 31,977
1,794  Seagate Technology *                             41,800
                                                      $ 73,777
       Electronic Equipment & Instruments - 13.0 %
1,817  Agilent Technologies, Inc. *                   $ 61,215
910    Amphenol Corp.                                   58,759
461    Itron, Inc. *                                    29,983
913    Newport Corp. *                                  14,946
                                                      $164,903
       Total Technology Hardware & Equipment          $256,226
       Semiconductors - 5.4 %
       Semiconductor Equipment - 2.3 %
567    FEI Co. *                                      $ 20,446
384    IVAX, Inc. *                                     10,126
506    Veeco Instruments, Inc. *                         9,867
                                                      $ 40,439
       Semiconductors - 3.1 %
1,324  Analog Devices, Inc.                           $ 45,665
249    Texas Instruments, Inc.                           7,495
                                                      $ 53,160
       Total Semiconductors                           $ 93,599
       Utilities - 11.1 %
       Gas Utilities - 3.2 %
1,450  Southern Union Co.                             $ 44,066
377    Washington Gas Light Co.                         12,056
                                                      $ 56,122
       Independent Power Producer & Energy Traders - 5.0 %
1,190  NRG Energy, Inc. *                             $ 85,728
       Multi-Utilities - 2.9 %
603    Public Service Enterprise Group, Inc.          $ 50,072
       Total Utilities                                $191,922
       TOTAL COMMON STOCKS
       (Cost  $1,578,304)                             $1,734,833

       TEMPORARY CASH INVESTMENT - 0.4%
       Security Lending Collateral - 0.4%
67,928 Security Lending Investment Fund, 5.26%        $ 67,928
       TOTAL TEMPORARY CASH INVESTMENT
       (Cost $67,928)                                 $ 67,928

       TOTAL INVESTMENT IN SECURITIES - 104.6%
       (Cost  $1,646,232)                             $1,802,761

       OTHER ASSETS AND LIABILITIES - (4.6)%          $(81,141)

       TOTAL NET ASSETS - 100.0%                      $1,721,620

(a) March 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $1,646,232 was as follows:

       Aggregate gross unrealized gain for all investments in
       which there is an excess of value over tax cost$  168,591

       Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (12,062)

       Net unrealized gain                            $156,529

(b)    At March 31, 2007, the following securities were out on loan:
Shares                    Security                      Value
967    Komag, Inc. *                                    $ 31,650
462    Liberty Property Trust                          22,508
267    Thermo Fisher Scientific, Inc. *                12,482
212    Washington Real Estate Investment Trust          7,933
990    Mankind Corp. **                                14,157
       Total                                            $ 88,730

**     Pending sale at 3/30/07

Pioneer Core Bond VCT Portfolio (VA-US)
                SCHEDULE OF INVESTMENTS  3/31/07 (unaudited)

ShareFloat                                                           Value
     Rate
          ASSET BACKED SECURITIES  - 0.3 %
          Utilities - 0.3 %
          Electric Utilities - 0.3 %
3,960     FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)          $  4,019
          TOTAL ASSET BACKED SECURITIES
          (Cost  $4,010)                                           $  4,019
          COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7 %
          Banks - 1.0 %
          Thrifts & Mortgage Finance - 0.9 %
10,978    ABN Amro Mortgage Corp., 4.75%, 5/25/18                  $ 10,866
  870     Honda Auto Receivables Owner, 3.3%, 6/16/08                   867
                                                                   $ 11,733
          Total Banks                                              $ 11,733
          Diversified Financials - 0.3 %
          Other Diversified Finance Services - 0.3 %
3,268     CS First Boston Mortgage Security, 5.107%, 9/15/34       $  3,256
          Total Diversified Financials                             $  3,256
          Government - 0.4 %
5,854     Federal National Mortgage Association, 6.1%, 9/15/18     $  5,883
          Total Government                                         $  5,883
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
          (Cost  $20,728)                                          $ 20,872
          CORPORATE BONDS - 10.2 %
          Capital Goods - 0.8 %
          Electrical Component & Equipment - 0.4 %
4,571     Orcal Geothermal, 6.21%, 12/30/20 (144A)                 $  4,587
          Trading Companies & Distributors - 0.4 %
5,000     Glencore Funding LLC, 6.0%, 4/15/14 (144A)               $  4,956
          Total Capital Goods                                      $  9,543
          Consumer Services - 0.6 %
          Casinos & Gaming - 0.2 %
2,000     Station Casinos, Inc., 6.625%, 3/15/18                   $  1,780
          Education Services - 0.4 %
5,000     President & Fellows of Harvard, 6.3%, 10/1/37            $  5,259
          Total Consumer Services                                  $  7,039
          Media - 0.8 %
          Broadcasting & Cable TV - 0.8 %
10,000    Comcast Corp., 5.85%, 11/15/15                           $ 10,155
          Total Media                                              $ 10,155
          Retailing - 0.4 %
          Specialty Stores - 0.4 %
5,000     Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/15     $  5,073
          Total Retailing                                          $  5,073
          Diversified Financials - 0.4 %
          Specialized Finance - 0.4 %
5,000     NSG Holdings LLC, 7.75%, 12/15/25 (144A)                 $  5,225
          Total Diversified Financials                             $  5,225
          Insurance - 3.4 %
          Life & Health Insurance - 0.4 %
5,000     Presidential Life Corp., 7.875%, 2/15/09                 $  5,050
          Multi-Line Insurance - 0.8 %
5,000     Hanover Insurance Group, 7.625%, 10/15/25                $  5,370
5,000     Liberty Mutual Group, 7.0%, 3/15/37 (144A)                  4,930
                                                                   $ 10,300
          Property & Casualty Insurance - 1.3 %
5,000     Kingsway America, Inc., 7.5%, 2/1/14                     $  5,163
10,000    Ohio Casualty Corp., 7.3%, 6/15/14                         10,717
                                                                   $ 15,880
          Reinsurance - 0.9 %
10,000    Platinum Underwriters HD, 7.50%, 6/1/17                  $ 10,581
          Total Insurance                                          $ 41,811
          Real Estate - 1.7 %
          Real Estate Investment Trusts - 1.7 %
10,000    Health Care, Inc., 6.0%, 11/15/13                        $ 10,129
5,000     Hospitality Properties Trust, 5.125%, 2/15/15               4,802
5,000     Trustreet Properties, Inc., 7.5%, 4/1/15                    5,446
                                                                   $ 20,377
          Total Real Estate                                        $ 20,377
          Technology Hardware & Equipment - 0.4 %
          Technology Distributors - 0.4 %
5,000     Anixter International Corp., 5.95%, 3/1/15               $  4,700
          Total Technology Hardware & Equipment                    $  4,700
          Semiconductors - 0.8 %
10,000    Chartered Semiconductor, 6.375%, 8/3/15 (a)              $ 10,216
          Total Semiconductors                                     $ 10,216
          Utilities - 0.8 %
          Electric Utilities - 0.4 %
5,000     Entergy Gulf States, 5.7%, 6/1/15                        $  4,921
          Gas Utilities - 0.4 %
5,000 7.20Southern Union Co., 7.2%, 11/1/66                        $  5,040
          Total Utilities                                          $  9,961
          TOTAL CORPORATE BONDS
          (Cost  $121,870)                                         $124,100
          U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 118.5 %
24,643    Federal Home Loan Mortgage Corp., 5.0%, 12/1/21          $ 24,304
24,049    Federal Home Loan Mortgage Corp., 5.0%, 12/1/21            23,718
93,476    Federal Home Loan Mortgage Corp., 5.0%, 5/1/36             90,340
25,726    Federal Home Loan Mortgage Corp., 5.0%, 6/1/35             24,888
21,714    Federal Home Loan Mortgage Corp., 5.0%, 8/1/35             21,007
5,419     Federal Home Loan Mortgage Corp., 8.048%, 10/1/33           5,539
24,881    Federal National Mortgage Association, 5.0%, 2/1/22        24,536
10,000    Federal National Mortgage Association, 5.25%, 2/24/11    $ 10,023
8,104     Federal National Mortgage Association, 5.429%, 12/1/36      8,142
15,984    Federal National Mortgage Association, 5.448%, 8/1/36      16,049
38,072    Federal National Mortgage Association, 5.5% , 3/1/36       37,675
23,431    Federal National Mortgage Association, 5.5%, 5/1/36        23,187
8,796     Federal National Mortgage Association, 5.536%, 8/1/36       8,850
  977     Federal National Mortgage Association, 6.0%, 8/15/07          975
16,890    GMAC Commercial Mortgage Securities, 6.65%, 9/15/35        17,066
234,463   Government National Mortgage Association, 4.5%, 3/15/20   228,151
136,895   Government National Mortgage Association, 5.0%, 8/15/35   133,278
25,000    Government National Mortgage Association, 5.5%, 1/15/37    24,864
25,000    Government National Mortgage Association, 5.5%, 3/15/37    24,864
300,000   Government National Mortgage Association, 5.5%, 3/15/37   298,371
5,000     U.S. Treasury Bonds, 4.625%, 3/31/08                        4,987
25,000    U.S. Treasury Bonds, 5.25%, 11/15/28                       26,090
10,000    U.S. Treasury Bonds, 6.25%, 8/15/23                        11,480
33,294    U.S. Treasury Inflation Protected Notes, 1.875%, 7/15/15   32,546
5,098     U.S. Treasury Inflation Protected Notes, 2.0%, 1/15/16      5,020
1,126     U.S. Treasury Inflation Protected Notes, 3.0%, 7/15/12      1,180
25,490    U.S. Treasury Inflation Protected Security, 2.375%, 4/15/  25,822
5,699     U.S. Treasury Inflation Protected Security, 3.375%, 1/15/   6,046
25,000    U.S. Treasury Notes, 3.625%, 1/15/10                       24,399
115,000   U.S. Treasury Notes, 3.625%, 6/30/07                      114,591
25,000    U.S. Treasury Notes, 4.0%, 11/15/12                        24,344
25,000    U.S. Treasury Notes, 4.625%, 2/29/08                       24,932
28,000    U.S. Treasury Notes, 5.375%, 2/15/31                       29,851
35,000    U.S. Treasury Strip 0.0%, 02/15/13                         26,893
53,000    U.S. Treasury Strip, 0.0%, 11/15/13                        39,221
                                                                   $1,443,229
          TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
          (Cost  $1,449,226)                                       $1,443,229
          TEMPORARY CASH INVESTMENT - 0.8 %
          Security Lending Collateral - 0.8 %
10,024    Securities Lending Investment Fund, 5.26%                $ 10,024
          TOTAL TEMPORARY CASH INVESTMENT
          (Cost  $10,024)                                          $ 10,024
          TOTAL INVESTMENT IN SECURITIES - 131.6%
          (Cost  $1,605,858) (a)                                   $1,602,244
          OTHER ASSETS AND LIABILITIES - (31.6)%                   $(384,613)
          TOTAL NET ASSETS - 100.0%                                $1,217,631

        * Non-income producing security.
     (144ASecurity is exempt from registration under Rule 144A of the Securities


      (a) At March 31, 2007, the following securities were out on loan:
     Share                        Security                           Value
     9,900Chartered Semiconductor, 6.375%, 8/3/15 (a)              $    10,210
          Total                                                    $    10,210


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 30, 2007

* Print the name and title of each signing officer under his or her signature.